BlackRock Retirement Income 2030 Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security Shares Value
Affiliated Investment Companies — 99.3%
Fixed Income Funds — 98.9%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 451,918 $ 5,142,832
Security Shares Value
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(a) (b)
.................. 21,843 $ 21,843
Total Affiliated Investment Companies — 99.3%
(Cost: $4,816,698)
(c)
.............................. 5,164,675
Other Assets Less Liabilities — 0.7% ................... 34,074
Net Assets — 100.0% .............................. $ 5,198,749
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 8,004 $ 13,839 $ — $ — $ — $ 21,843 21,843 $ 2 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,142,058 — (95,008) 5,598 90,184 5,142,832 451,918 168,549 —
$ 5,598 $ 90,184 $ 5,164,675 $ 168,551 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Retirement Income 2030 Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 5,142,832 $ — $ — $ 5,142,832
Short-Term Securities ....................................... 21,843 — — 21,843
$ 5,164,675 $ — $ — $ 5,164,675

2021
BlackRock Annual Report to Shareholders

Additional Financial Information
Schedule of Investments (Unaudited)
September 30, 2021
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 8.2%
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 1.66%, 01/25/35
(a)
.......... USD 962 $ 972,261
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.28%,
01/15/33
(a)(b)(c)
................... 2,000 2,000,609
AIG CLO LLC
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/34 ... 3,000 3,003,169
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.13%, 04/15/34 ... 3,100 3,099,966
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32
(c)
.. 1,500 1,500,000
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32
(c)
.. 1,000 1,001,988
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.49%, 10/25/32
(c)
.. 11,500 11,517,419
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 1.84%, 07/20/34 ... 14,000 13,989,238
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.09%, 07/20/34 ... 5,000 4,995,852
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.14%, 07/20/34 ... 2,500 2,487,507
AIMCO CLO
(a)(b)(c)
:
Series 2015-AA, Class BR, (LIBOR USD 3
Month + 1.30%), 1.43%, 01/15/28 ... 1,500 1,499,586
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 0.00%, 10/17/34 ... 1,500 1,500,000
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 0.00%, 10/17/34 ... 3,000 3,000,000
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 0.00%, 10/17/34 ... 3,500 3,500,000
AIMCO CLO 10 Ltd.
(a)(b)(c)
:
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.01%, 07/22/32
(d)
.. 7,500 7,500,000
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.01%, 07/22/32 ... 3,500 3,499,976
AIMCO CLO 11 Ltd.
(a)(b)(c)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/15/31 ... 2,000 2,000,161
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.53%, 10/15/31 ... 2,000 2,000,325
AIMCO CLO 12 Ltd., Series 2020-12A, Class
B, (LIBOR USD 3 Month + 1.55%), 1.68%,
01/17/32
(a)(b)(c)
................... 8,240 8,231,795
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.04%,
10/17/34
(a)(b)(c)
................... 1,500 1,497,441
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
67 64,300
Series 2018-F, Class C, 0.00%, 11/25/58
(d)
125 81,632
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
4,297 4,298,246
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(d)
816 615,702
Series 2018-G, Class C, 5.25%, 06/25/57 2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,284 2,311,699
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(d)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59 1,071 919,530
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.46%,
01/20/33
(a)(b)(c)
................... 4,000 4,002,512
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.28%,
10/21/28
(a)(b)(c)
................... 1,300 1,293,504
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.63%,
01/17/31
(a)(b)(c)
................... USD 1,000 $ 994,686
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.78%,
06/13/31
(a)(b)(c)
................... 1,000 997,496
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.52%, 01/19/33
(a)(b)(c)
.............. 2,000 2,002,999
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.98%, 10/15/29
(a)(b)
(c)
........................... 3,500 3,500,320
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.38%,
11/02/30
(a)(b)(c)
................... 1,750 1,751,531
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 10,338,880
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 20,125,173
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,675,759
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 10,929,871
Anchorage Capital CLO 3-R Ltd.
(a)(b)(c)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.63%, 01/28/31 ... 3,400 3,393,186
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31 ... 1,250 1,244,001
Anchorage Capital CLO 4-R Ltd.
(a)(b)(c)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31 ... 600 598,564
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/28/31 ... 2,250 2,220,749
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 1.98%, 01/15/30
(a)(b)(c)
........ 1,850 1,848,585
Anchorage Capital CLO 8 Ltd.
(a)(b)(c)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/28/28 ... 1,400 1,399,565
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/28/28 ... 4,000 4,000,265
Anchorage Capital CLO Ltd.
(a)(b)(c)
:
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/15/31 ... 7,650 7,647,428
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/31 ... 3,000 2,999,991
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/15/31 ... 1,500 1,490,113
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(e)
......... EUR 499 576,955
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(e)
............... 300 342,515
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.66%,
01/20/30
(a)(b)(c)
................... USD 5,000 4,999,993
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
04/15/31
(a)(b)(c)
................... 2,400 2,398,786
Apidos CLO XV
(a)(b)(c)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 1.98%, 04/20/31 .. 7,000 6,981,792
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.83%, 04/20/31 .. 2,000 1,977,916

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.08%,
07/16/31
(a)(b)(c)
................... USD 1,750 $ 1,750,127
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.08%,
04/20/31
(a)(b)(c)
................... 1,000 997,013
Apidos CLO XXIX
(a)(b)(c)
:
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.68%, 07/25/30 ... 1,000 999,518
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.03%, 07/25/30 ... 1,000 1,000,032
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.30%,
10/20/31
(a)(b)(c)
................... 4,500 4,500,169
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.53%,
01/20/33
(a)(b)(c)
................... 1,000 1,001,764
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(e)
............... EUR 219 241,398
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 1.73%,
01/15/32
(a)(b)(c)
................... USD 6,000 5,999,987
Ares LIII CLO Ltd.
(a)(b)(c)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.78%, 04/24/31 ... 4,500 4,502,499
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.88%, 04/24/31 ... 3,000 3,001,803
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.53%,
01/15/29
(a)(b)(c)
................... 1,000 1,000,216
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)(c)
.......... 4,500 3,263,018
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.93%,
07/20/30
(a)(b)(c)
................... 1,000 997,143
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.53%,
07/28/29
(a)(b)(c)
................... 1,000 1,000,000
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.43%, 05/24/30
(a)(b)(c)
.............. 1,000 1,000,000
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.23%,
04/17/33
(a)(b)(c)
................... 7,250 7,159,685
Ares XXXVII CLO Ltd.
(a)(b)(c)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.30%, 10/15/30 ... 3,000 3,000,038
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/15/30 ... 1,500 1,496,433
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/15/30 ... 1,017 1,014,304
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.53%, 07/15/30 ... 1,500 1,500,350
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 07/15/30 ... 1,000 999,490
Assurant CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/20/29 ... 4,000 4,002,103
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 10/20/29 ... 3,000 2,994,504
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/20/29 ... 1,250 1,248,111
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.39%), 1.52%, 01/15/33 ... 1,500 1,500,812
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 1.67%, 11/27/31
(a)(b)(c)
........ USD 5,500 $ 5,505,024
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.23%, 07/26/31
(a)(b)(c)
........ 2,000 1,999,358
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.31%, 10/24/31
(a)(b)(c)
........ 1,700 1,699,424
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)(c)
................... 11,500 340,400
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.08%, 08/23/30
(a)(b)
(c)
........................... 1,000 997,141
Atrium XV
(a)(b)(c)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.89%, 01/23/31 ........ 1,000 1,000,088
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.14%, 01/23/31 ........ 500 500,031
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(e)
.................... EUR 200 229,097
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(e)
.................... 670 750,349
Ballyrock CLO Ltd.
(a)(b)(c)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.68%, 10/20/31 ... USD 1,000 1,000,665
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.90%, 10/20/31 ... 1,000 1,000,291
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 0.00%,
10/22/32
(a)(b)(c)
................... 3,250 3,250,000
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.23%,
03/09/34
(a)(b)
.................... 1,000 999,225
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
2.18%, 01/25/35
(a)(b)(c)
.............. 2,000 1,996,979
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.08%,
04/20/32
(a)(b)(c)
................... 2,500 2,500,621
Battalion CLO XIX Ltd.
(a)(b)
:
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/34 ... 3,000 2,995,389
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.38%, 04/15/34 ... 3,000 2,999,969
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(e)
.................... EUR 200 228,842
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.33%, 01/25/35 ... USD 751 753,539
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 0.43%, 09/25/36 .. 696 688,104
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.25%, 01/25/37 .. 983 969,811
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.23%, 03/25/37 .. 2,772 2,677,653
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 0.23%, 03/25/37 .. 3,801 3,655,739
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/37 ... 4,743 6,039,582
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.81%, 04/25/34
(a)
.... 2,712 2,734,278

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.23%, 01/20/31
(a)(b)(c)
.. USD 1,500 $ 1,499,608
Benefit Street Partners CLO XIX Ltd.
(a)(b)(c)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.48%, 01/15/33 ... 7,000 7,004,297
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 01/15/33 ... 4,250 4,254,321
Benefit Street Partners CLO XV Ltd.
(a)(b)(c)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.28%, 07/18/31 ... 2,200 2,199,332
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/18/31 ... 1,000 1,000,027
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)(e)
.................... EUR 550 621,519
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(e)
.................... 700 803,459
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.32%,
06/15/31
(a)(b)(c)
................... USD 2,000 1,998,697
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)(e)
.............. EUR 300 341,990
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.32%, 10/22/30
(a)(b)(c)
.............. USD 980 981,639
BlueMountain Fuji CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(e)
............... EUR 700 806,614
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
1.84%, 07/20/34
(a)(b)(c)(d)
............. USD 5,000 5,000,500
Buckhorn Park CLO Ltd.
(a)(b)(c)
:
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.76%, 07/18/34 ... 9,000 9,008,046
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.11%, 07/18/34 ... 2,500 2,499,991
Canyon Capital CLO Ltd.
(a)(b)(c)
:
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/31 ... 1,250 1,250,083
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.11%, 07/15/30 ... 5,000 4,995,087
Canyon CLO Ltd.
(a)(b)(c)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.20%, 07/15/34 ... 1,000 1,000,047
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.30%, 07/15/34 ... 1,000 999,984
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.63%, 01/15/34 ... 1,000 1,001,285
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(e)
.................... EUR 300 344,123
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 1.98%,
04/30/31
(a)(b)(c)
................... USD 1,000 997,491
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.34%, 04/25/36
(a)
.......... 2,876 2,618,847
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 4.22%,
07/20/32
(a)(b)(c)
................... 2,000 1,999,991
CarVal CLO IV Ltd.
(a)(b)(c)
:
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.89%, 07/20/34 ... 6,500 6,499,863
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 3.39%, 07/20/34 ... USD 5,000 $ 4,999,659
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.83%,
04/20/29
(a)(b)(c)
................... 1,000 1,000,453
CBAM Ltd.
(a)(b)(c)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.38%, 07/20/30 ... 1,000 1,000,611
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.56%, 01/20/34 ... 4,000 4,013,692
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(f)
...... 6,112 3,180,245
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
1.79%, 07/23/34
(a)(b)(c)
.............. 5,000 5,004,484
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)(c)
...... 3,950 2,405,230
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/17/31
(a)(b)(c)
.............. 1,750 1,749,998
Cedar Funding X CLO Ltd.
(a)(b)(c)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.47%, 10/20/32 ... 12,500 12,500,000
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 3.98%, 10/20/32 ... 2,000 2,000,000
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(e)
............... EUR 200 227,866
CIFC Funding Ltd.
(a)(b)(c)
:
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.43%, 04/27/31 .. USD 1,700 1,700,452
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/24/30 ... 500 498,860
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.49%, 10/22/31 ... 1,000 1,000,241
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/17/30 ... 1,000 999,999
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/17/30 ... 400 400,043
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.33%, 10/17/30 ... 1,750 1,750,075
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.18%, 04/15/30 ... 2,000 2,000,125
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.35%, 07/20/30 ... 3,500 3,500,216
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 1.98%, 11/16/30 ... 500 498,732
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.53%, 04/18/31 ... 1,000 997,574
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.28%, 10/17/31 ... 2,700 2,700,038
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/17/31 ... 2,000 2,000,090
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.47%, 10/15/32 ... 12,500 12,501,572
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.46%, 01/16/33 ... 8,500 8,505,249
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.08%, 01/16/33 ... 1,150 1,152,945
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.03%, 10/20/31 ... 1,500 1,500,643
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/25/33 ... 9,000 8,994,554
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 3.15%, 07/15/36 ... 1,500 1,488,001

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.55%, 08/25/36
(a)
.... USD 2,795 $ 2,772,615
Clear Creek CLO
(a)(b)(c)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/20/30 ... 7,000 7,007,120
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/30 ... 3,000 3,005,509
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 636 654,853
Series 1997-7, Class M1, 7.03%, 07/15/28 2,622 2,670,114
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(e)
.................... EUR 472 537,391
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%, 07/25/37
(a)(b)
USD 1,491 1,226,962
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(e)
............... EUR 100 113,756
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/30
(a)(b)(c)
................... USD 1,000 1,000,864
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.34%,
10/15/30
(a)(b)(c)
................... 3,000 3,004,162
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.78%, 04/15/29
(a)(b)(c)
.............. 2,200 2,200,710
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.18%, 07/18/30
(a)(b)(c)
.............. 2,000 1,999,991
Dryden 50 Senior Loan Fund
(a)(b)(c)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.38%, 07/15/30 ... 1,000 1,001,631
Series 2017-50A, Class SUB, 0.00%,
07/15/30 .................... 4,000 2,558,776
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.88%,
01/17/32
(a)(b)(c)
................... 8,000 7,966,229
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.88%,
01/16/32
(a)(b)(c)
................... 1,000 1,000,438
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.18%, 04/15/28
(a)(b)(c)
.............. 5,250 5,249,980
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.98%, 04/15/29
(a)(b)(c)
........ 6,000 5,992,785
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.27%, 08/15/30
(a)(b)(c)
........ 1,500 1,500,467
Eaton Vance CLO Ltd.
(a)(b)(c)
:
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 2.28%, 01/15/34 ... 3,500 3,502,256
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.23%, 04/15/31 ... 2,500 2,499,997
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.13%, 10/15/34 ... 3,500 3,497,254
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.18%, 10/15/34 ... 3,000 2,999,992
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.10%), 4.23%, 10/15/32 ... 2,000 2,005,171
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.18%,
10/25/30
(a)(b)(c)
................... 3,000 2,970,402
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO I Ltd.
(a)(b)(c)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.58%, 10/20/33 ... USD 2,500 $ 2,507,838
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.53%, 10/20/33 ... 1,000 1,015,727
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.50%,
10/15/32
(a)(b)(c)
................... 13,000 13,000,000
Elmwood CLO IV Ltd.
(a)(b)(c)
:
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/15/33 ... 1,250 1,250,000
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.28%, 04/15/33 ... 2,000 2,000,000
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.03%,
07/20/34
(a)(b)(c)
................... 1,500 1,488,044
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.22%,
10/20/34
(a)(b)(c)
................... 2,000 2,008,000
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.45%, 10/15/31 ... 2,500 2,500,000
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 3.78%, 10/15/31 ... 1,000 1,000,000
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.09%,
10/20/34
(a)(b)(c)
................... 2,000 1,992,514
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.59%, 06/25/36 ... 1,450 1,393,122
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.33%, 10/25/36 ... 3,676 2,920,875
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.41%, 10/25/36 .. 2,209 1,779,399
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.24%, 12/25/36 ... 2,990 2,912,232
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.64%, 01/25/36 .. 7,375 7,317,896
Flatiron CLO 17 Ltd.
(a)(b)
:
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.10%, 05/15/30 ... 3,000 3,001,343
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.02%, 05/15/30 ... 1,000 1,000,420
Flatiron CLO 19 Ltd.
(a)(b)(c)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.44%, 11/16/32 ... 3,000 3,002,828
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.82%, 11/16/32 ... 1,500 1,506,687
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 11/16/32 ... 3,500 3,504,568
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 3.92%,
11/20/33
(a)(b)(c)
................... 1,000 1,010,082
Flatiron CLO 21 Ltd.
(a)(b)(c)
:
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 ... 2,000 1,990,051
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 ... 2,500 2,480,514
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,873,495
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.73%, 04/20/31
(a)(b)(c)
.............. 1,800 1,800,004
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.83%,
01/15/31
(a)(b)(c)
................... 500 495,873

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
1.14%, 05/16/31
(a)(b)(c)
.............. USD 3,000 $ 3,000,337
Generate CLO 8 Ltd., Series 2020-1A, Class
D1, (LIBOR USD 3 Month + 4.50%), 4.63%,
04/20/32
(a)(b)(c)
................... 2,160 2,161,534
Generate CLO 9 Ltd.
(a)(b)(c)
:
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 0.00%, 10/20/34 ......... 8,500 8,500,000
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 0.00%, 10/20/34 ......... 3,000 3,000,000
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 0.00%, 10/20/34 ......... 3,000 3,000,000
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.32%,
10/15/30
(a)(b)(c)
................... 2,250 2,250,060
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.43%, 04/20/30
(a)(b)(c)
.. 2,000 2,000,001
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/24/31
(a)(b)(c)
.. 1,000 996,927
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)(c)
:
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.43%, 10/20/32 ... 7,000 7,000,000
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 0.00%, 10/20/32 ... 2,000 2,000,000
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 0.00%, 10/20/32 ... 1,000 1,000,000
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.73%, 10/29/29
(a)(b)(c)
....... 900 900,035
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.25%, 07/20/31 ... 3,300 3,300,095
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 2.23%, 07/20/31 .. 1,000 1,000,025
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)(c)
........ 4,000 3,999,426
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 3.29%, 07/20/34
(a)(b)(c)(d)
....... 2,500 2,500,000
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.87%, 12/15/34 ............... GBP 100 113,204
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.15%, 03/15/36
(e)
.............. 100 112,575
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 5,862 5,073,357
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
2.43%, 04/15/34
(a)(b)(c)
.............. 1,500 1,501,524
Greywolf CLO III Ltd.
(a)(b)(c)
:
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.59%, 04/15/33 ... 3,000 3,004,886
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.49%, 04/15/33 ... 1,000 1,000,492
Greywolf CLO VI Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 2.95%), 3.08%,
04/26/31
(a)(b)(c)
................... 1,000 997,981
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.43%,
01/20/30
(a)(b)(c)
................... 1,000 1,000,177
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.79%, 12/25/35
(a)
.. USD 1,025 $ 454,670
Series 2006-4, Class 1A1, 2.95%,
03/25/36
(a)
................... 3,161 2,502,730
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.45%, 03/25/36
(a)
.. 3,945 1,734,092
Series 2006-18, Class AF6, 6.18%,
11/25/36
(f)
.................... 3,568 1,311,194
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 11/25/36 ... 7,480 4,569,401
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.33%, 08/25/36 ... 1,724 1,573,804
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.23%, 07/28/31
(a)(b)(c)
.............. 1,000 1,000,035
Gulf Stream Meridian 1 Ltd.
(a)(b)(c)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.50%, 04/15/33 ... 7,500 7,507,331
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/33 ... 2,000 2,002,708
HalseyPoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 1.99%,
07/20/31
(a)(b)(c)
................... 1,600 1,603,976
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.58%, 11/30/32
(a)(b)(c)
.............. 4,000 4,012,961
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.30%,
04/20/34
(a)(b)(c)
................... 1,750 1,749,768
HalseyPoint CLO I Ltd.
(a)(b)(c)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.48%, 01/20/33 ... 5,000 5,004,997
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.33%, 01/20/33 ... 2,500 2,506,512
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(e)
.................... EUR 235 267,390
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)(e)
.................... 118 134,178
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(d)(e)
................... 300 334,039
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 1.98%, 07/18/31
(a)(b)(c)
........ USD 1,000 998,427
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.08%, 07/20/30
(a)(b)(c)
.............. 1,000 996,991
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(e)
.................... EUR 300 342,623
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(e)
.................... 259 298,849
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(e)
.................... 200 231,598
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.18%, 01/17/38
(a)(b)
............... USD 2,833 2,837,653
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.89%, 07/25/36
(a)
......... 2,975 2,968,015

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Kayne CLO 5 Ltd.
(a)(b)(c)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/24/32 ... USD 3,000 $ 3,002,410
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 3.93%, 07/24/32 ... 1,300 1,300,826
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.53%,
01/15/34
(a)(b)(c)
................... 1,250 1,253,876
Kayne CLO II Ltd.
(a)(b)(c)
:
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.21%, 10/15/31 ... 5,375 5,382,354
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/15/31 ... 5,000 4,999,589
Kayne CLO III Ltd.
(a)(b)(c)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.61%, 04/15/32 ... 15,500 15,554,858
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.68%, 04/15/32 ... 4,000 3,999,075
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.78%, 07/20/30
(a)(b)
(c)
........................... 350 350,044
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.61%, 08/25/45 ... 2,155 2,143,281
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.39%, 05/25/36 ... 24,981 16,877,403
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.39%, 07/25/36 ... 6,314 3,304,248
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.24%, 08/25/36 ... 7,450 4,745,143
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 11/25/36 ... 4,096 1,766,775
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.31%, 11/25/36 ... 3,929 1,714,876
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.69%, 01/25/36 .. 1,718 1,641,977
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.73%,
01/15/33
(a)(b)(c)
................... 2,250 2,254,797
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.32%, 10/21/30
(a)(b)(c)
........ 12,250 12,266,871
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.13%, 07/27/30
(a)(b)(c)
........ 1,315 1,315,087
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)(c)
........ 3,500 3,504,647
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 04/20/30
(a)(b)(c)
........ 1,000 978,320
Madison Park Funding XXXI Ltd.
(a)(b)(c)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.29%, 01/23/31 ... 600 600,079
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.14%, 01/23/31 ... 750 750,045
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.63%, 12/18/30
(a)(b)(c)
.............. 1,500 1,496,482
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(e)
.................... EUR 100 113,366
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.61%, 06/25/36
(a)(b)
........ USD 2,437 2,255,877
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 1.68%,
10/20/30
(a)(b)(c)
................... USD 5,862 $ 5,848,481
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(f)
. 645 233,777
Neuberger Berman CLO XVIII Ltd.
(a)(b)(c)
:
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 2.28%, 10/21/30 .. 1,500 1,500,123
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 3.13%, 10/21/30 .. 1,250 1,250,185
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.43%, 04/20/34
(a)(b)(c)
........ 1,000 1,004,970
Neuberger Berman CLO XXII Ltd.
(a)(b)(c)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/17/30 ... 800 799,998
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/17/30 ... 1,000 1,000,095
Neuberger Berman CLO XXIII Ltd.
(a)(b)(c)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/17/27 ... 4,400 4,400,309
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.03%, 10/17/27 ... 1,100 1,099,990
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)(c)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.30%, 10/18/30 ... 14,850 14,850,199
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/18/30 ... 1,500 1,499,389
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/19/31
(a)(b)(c)
.. 500 500,051
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/20/33
(a)(b)(c)
.. 665 666,230
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.93%, 07/20/31
(a)(b)(c)
.. 1,563 1,558,028
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.88%, 04/16/33
(a)(b)(c)
.. 1,000 993,819
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/15/30
(a)(b)(c)
.. 1,000 1,000,004
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(e)
... EUR 188 208,240
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 12/21/29
(a)(b)(c)
.............. USD 4,750 4,749,049
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(e)
......... EUR 100 113,163
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(e)
......... 200 227,191
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(e)
............... 200 227,728
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 677 707,554
Series 1999-C, Class A2, 7.48%, 08/15/27 3,351 3,158,021
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
362 251,498
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
33 34,244

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
(a)(b)(c)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.03%, 04/26/31 ... USD 3,100 $ 3,039,814
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.39%, 10/17/30 ... 10,800 10,804,546
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.85%, 10/17/30 ... 7,500 7,503,311
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.83%, 07/15/27 ... 2,000 1,999,472
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.73%, 10/26/27 ... 1,000 999,990
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.40%, 10/26/30 .. 1,000 1,001,271
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.13%, 10/18/28 ... 1,000 1,000,044
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/31 ... 1,000 1,000,425
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 1.97%, 04/10/33 ... 2,500 2,489,253
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/32 ... 3,000 2,999,838
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 07/20/32 ... 1,500 1,499,983
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/20/34 ... 7,500 7,481,043
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/20/34 ... 1,000 1,000,004
OCP Euro CLO DAC
(a)(e)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 298 334,034
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 200 223,834
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 400 454,879
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, 2.98%, 07/15/30 USD 1,250 1,243,153
Series 2016-1, Class AR, 1.93%, 04/20/31 2,250 2,230,252
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/15/30
(b)(c)
. 6,000 5,990,123
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.23%, 07/15/30
(a)(b)(c)
........ 1,500 1,500,181
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.38%, 10/24/30
(a)(b)(c)
....... 4,000 4,000,251
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.23%, 01/24/33
(a)(b)(c)
........ 1,532 1,532,648
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.53%, 01/20/30
(a)(b)(c)
........ 2,000 1,995,066
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 01/20/31
(a)(b)(c)
........ 1,000 984,854
Octagon Investment Partners 41 Ltd.
(a)(b)(c)
:
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 0.00%, 10/15/33 ... 8,500 8,500,000
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 0.00%, 10/15/33 ... 3,800 3,800,000
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 0.00%, 10/15/33 ... 4,250 4,250,000
Octagon Loan Funding Ltd.
(a)(b)(c)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.30%, 11/18/31 ... 13,212 13,211,918
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.82%, 11/18/31 ... 1,500 1,499,171
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.32%, 11/18/31 ... USD 1,000 $ 1,000,059
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.33%, 04/21/34
(a)(b)(c)
.............. 1,500 1,506,075
OHA Credit Funding 4 Ltd.
(a)(b)(c)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.47%, 10/22/32 ... 11,500 11,503,449
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.79%, 10/22/32 ... 2,000 2,002,275
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.89%, 10/22/32 ... 2,000 2,001,058
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.28%, 07/20/34
(a)(b)(c)
.............. 1,000 1,002,495
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class C, (LIBOR USD 3 Month + 2.40%),
2.53%, 10/19/32
(a)(b)(c)
.............. 5,000 5,003,500
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.08%, 01/20/32
(a)(b)(c)
.............. 400 400,008
OHA Credit Partners XIV Ltd., Series 2017-
14A, Class B, (LIBOR USD 3 Month +
1.50%), 1.63%, 01/21/30
(a)(b)(c)
........ 1,000 997,628
OHA Loan Funding Ltd.
(a)(b)(c)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.46%, 11/15/32 ... 23,875 23,885,204
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.77%, 11/15/32 ... 500 500,793
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.12%, 11/15/32 ... 1,500 1,501,920
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.35%,
11/22/30
(a)(b)(c)
................... 10,000 10,001,044
Palmer Square CLO Ltd.
(a)(b)(c)
:
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.98%, 10/17/31 ... 1,950 1,950,122
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.78%, 01/17/31 ... 500 500,002
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.98%, 05/21/34 ... 4,100 4,099,943
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/20/30 ... 8,000 8,001,878
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.88%, 07/20/30 ... 1,400 1,398,602
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.58%, 04/18/31 ... 10,000 10,000,308
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 04/18/31 ... 2,000 1,999,993
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/16/31 ... 1,000 1,000,163
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.46%, 11/14/32 ... 7,000 7,005,685
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/14/32 ... 7,000 7,004,493
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.77%, 11/14/32 ... 2,500 2,503,211
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.87%, 11/14/32 ... 1,500 1,501,626
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/20/34 ... 7,000 6,972,543
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/15/34 ... 7,250 7,250,000
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 2.08%, 10/15/34 ... 4,000 4,000,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.08%, 10/15/34 ... USD 6,000 $ 6,000,000
Palmer Square Loan Funding Ltd.
(a)(b)(c)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/27 ... 7,500 7,501,322
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.28%, 04/20/27 ... 5,000 5,000,682
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.38%, 04/20/28 ... 2,000 2,000,711
Park Avenue Institutional Advisers CLO Ltd.
(a)
(b)(c)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.93%, 08/23/31 ... 2,600 2,599,897
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/31 ... 4,700 4,696,507
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 3.97%, 05/15/32 ... 2,500 2,501,075
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.35%, 07/15/34
(d)
.. 6,000 6,000,000
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 1.82%,
05/18/34
(a)(b)(c)
................... 1,000 999,983
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)(c)
................... 2,000 2,001,796
Post CLO Ltd.
(a)(b)(c)
:
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/34 ... 10,000 9,984,105
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/15/34 ... 3,500 3,491,146
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.43%, 10/15/34 ... 1,200 1,201,146
PPM CLO 4 Ltd.:
  2.22%, 10/18/34 ................ 1,250 1,250,000
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 0.00%, 10/18/34
(a)(b)(c)
3,000 3,000,000
Progress Residential Trust
(b)
:
Series 2019-SFR2, Class F, 4.84%,
05/17/36 .................... 5,580 5,667,080
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 3,057,437
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,674,800
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,546,173
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,539,094
Series 2021-SFR7, Class F, 3.83%,
08/17/40 .................... 7,777 7,674,869
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 21,813,324
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 10,050,646
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(e)
.................... EUR 300 345,342
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(e)
.................... 171 189,451
Regata XII Funding Ltd.
(a)(b)(c)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.45%, 10/15/32 ... USD 21,000 21,000,000
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 0.00%, 10/15/32 ... 10,000 10,000,000
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.88%, 10/15/32 ... 1,000 1,000,372
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 0.00%, 10/15/32 ... USD 1,000 $ 1,000,000
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.83%, 01/15/29
(a)(b)(c)
.............. 4,500 4,504,946
Regatta IX Funding Ltd.
(a)(b)(c)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/17/30 ... 10,000 10,000,968
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.58%, 04/17/30 ... 1,000 1,000,219
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/34
(a)(b)(c)
.............. 1,000 1,002,309
Regatta VII Funding Ltd.
(a)(b)(c)
:
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.17%, 06/20/34 ... 750 750,637
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 06/20/34 ... 1,000 1,002,526
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/17/30
(a)(b)(c)
.............. 3,500 3,500,257
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.93%,
01/17/31
(a)(b)(c)
................... 1,500 1,483,930
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.23%, 07/15/31
(a)(b)(c)
.............. 1,250 1,246,473
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.43%, 10/25/31
(a)(b)(c)
.............. 1,000 1,000,277
Regatta XVI Funding Ltd.
(a)(b)(c)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.18%, 01/15/33 ... 6,700 6,709,161
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.03%, 01/15/33 ... 1,000 1,004,945
Riserva CLO Ltd.
(a)(b)(c)
:
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.93%, 01/18/34 ... 1,000 992,460
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.38%, 01/18/34 ... 1,250 1,245,273
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(e)
.................... EUR 357 409,805
Rockford Tower CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.78%, 04/20/34 .. USD 3,500 3,474,395
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.85%, 05/20/31 ... 1,000 998,594
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.29%, 10/20/31 ... 3,500 3,498,846
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/20/31 ... 1,125 1,125,052
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/20/31 ... 700 700,032
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/31 ... 1,600 1,600,170
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 08/20/32 ... 5,500 5,496,635
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.03%, 08/20/32 ... 3,500 3,499,992
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/20/34 ... 2,000 1,992,250
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.36%, 07/20/34 ... 1,250 1,250,011
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 0.00%, 10/20/34 ... 3,000 3,000,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower Europe CLO DAC
(a)(e)
:
Series 2018-1X, Class E, (EURIBOR 3
Month + 5.36%), 5.36%, 12/20/31 ... EUR 300 $ 345,373
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 ... 300 338,972
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%, 10/15/31
(a)(b)
(c)
........................... USD 1,250 1,250,458
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.48%, 01/15/33
(a)(b)
(c)
........................... 3,700 3,703,377
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.03%, 04/20/29
(a)(b)
............... 2,000 1,999,460
Signal Peak CLO 7 Ltd.
(a)(b)(c)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/30/32 ... 5,000 5,000,191
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/30/32 ... 5,000 4,999,767
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.80%,
07/21/34
(a)(b)(c)(d)
.................. 9,500 9,500,000
Sixth Street CLO XIX Ltd.
(a)(b)(c)
:
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/34 ... 3,000 3,002,650
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/34 ... 1,000 999,958
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/20/34 ... 4,000 4,002,003
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.41%, 01/20/34
(a)(b)(c)
.............. 8,500 8,510,494
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.31%, 10/26/31
(a)(b)(c)
.............. 6,600 6,597,696
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.40%,
07/15/34
(a)(b)(c)
................... 2,250 2,241,138
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
1.84%, 04/25/34
(a)(b)(c)
.............. 3,350 3,347,604
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.41%, 01/25/32
(a)(b)(c)
.............. 1,500 1,500,693
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(e)
............... EUR 300 340,005
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.63%, 07/20/32
(a)(b)(c)
.............. USD 1,550 1,550,464
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.73%,
01/15/30
(a)(b)(c)
................... 1,700 1,683,034
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.41%, 10/25/36 ... 6,439 5,190,313
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.32%, 01/25/37
(b)
. 1,650 1,200,972
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.88%, 01/16/32
(a)(b)(c)
.............. 2,750 2,777,482
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.13%, 01/20/29
(a)(b)(c)
.............. 575 576,072
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.11%,
04/20/34
(a)(b)(c)
................... USD 830 $ 829,357
TCI-Flatiron CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/18/30 ... 1,250 1,250,085
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.88%, 01/29/32 ... 4,000 3,988,061
TCW CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 07/29/29 ... 5,700 5,700,000
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 07/29/29 ... 7,500 7,500,000
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.21%, 04/20/34 ... 3,500 3,497,260
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.56%, 04/20/34 ... 2,250 2,234,261
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 03/18/34 ... 1,000 996,028
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.22%, 07/25/34 ... 2,500 2,490,139
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 07/25/34 ... 5,000 4,999,665
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.83%,
01/20/32
(a)(b)(c)
................... 1,000 997,183
TICP CLO IX Ltd., Series 2017-9A, Class B,
(LIBOR USD 3 Month + 1.60%), 1.73%,
01/20/31
(a)(b)(c)
................... 1,000 1,000,390
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.28%,
07/17/31
(a)(b)(c)
................... 2,500 2,500,707
TICP CLO VII Ltd.
(a)(b)(c)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/15/33 ... 2,000 2,003,639
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.28%, 04/15/33 ... 6,500 6,502,275
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.33%, 04/15/33 ... 4,000 4,006,010
TICP CLO VIII Ltd.
(a)(b)(c)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/20/30 ... 3,000 3,006,399
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/30 ... 1,000 1,000,109
TICP CLO XI Ltd.
(a)(b)(c)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.31%, 10/20/31 ... 8,545 8,553,268
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.18%, 10/20/31 ... 1,100 1,100,087
TICP CLO XII Ltd.
(a)(b)(c)
:
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/15/34 ... 2,000 1,995,103
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.41%, 07/15/34 ... 1,500 1,494,488
TICP CLO XIV Ltd.
(a)(b)(c)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.47%, 10/20/32 ... 7,000 7,005,993
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.83%, 10/20/32 ... 3,250 3,258,608
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.78%, 10/20/28
(a)(b)(c)
.............. 1,000 1,001,353
Tricon American Homes Trust
(b)
:
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 7,118,549

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... USD 1,000 $ 1,002,684
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.03%,
04/20/31
(a)(b)(c)
................... 1,500 1,482,266
Voya CLO Ltd.
(a)(b)(c)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/18/31 ... 1,000 994,713
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.22%, 07/14/31 ... 500 500,025
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.32%, 10/18/31 ... 500 500,014
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(e)
.................... EUR 390 446,844
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.23%, 07/25/37
(a)(b)
USD 2,066 1,982,488
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.24%,
10/25/36
(a)
..................... 14,509 12,495,026
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.48%, 07/20/30
(a)(b)(c)
.............. 3,800 3,800,001
Whitebox CLO I Ltd.
(a)(b)(c)
:
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 1.80%, 07/24/32 .. 6,840 6,831,793
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 2.15%, 07/24/32 ... 5,000 4,990,251
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.79%,
10/22/29
(a)(b)(c)
................... 2,100 2,099,217
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.29%,
01/22/31
(a)(b)(c)
................... 7,660 7,659,982
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.73%,
10/20/29
(a)(b)(c)
................... 2,000 2,000,790
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.51%,
01/22/33
(a)(b)(c)
................... 3,000 3,004,024
Total Asset-Backed Securities — 8.2%
(Cost: $1,492,243,448) ........................... 1,487,186,980
Shares
Shares
Common Stocks — 23.1%
Aerospace & Defense — 0.0%
Howmet Aerospace, Inc. .............. 7,247 226,106
L3Harris Technologies, Inc. ............ 2,631 579,452
MTU Aero Engines AG ............... 32,204 7,240,164
Singapore Technologies Engineering Ltd. ... 246,500 688,091
TransDigm Group, Inc.
(g)
.............. 749 467,803
9,201,616
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ...... 1 3
CH Robinson Worldwide, Inc. .......... 1,991 173,217
DSV A/S ......................... 31,423 7,521,533
Expeditors International of Washington, Inc. . 8,163 972,458
FedEx Corp. ...................... 2,640 578,926
Sinotrans Ltd., Class A ............... 85,500 72,183
Sinotrans Ltd., Class H ............... 868,000 338,521
Security
Shares
Shares Value
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B ...... 7,958 $ 1,449,152
11,105,993
Airlines — 0.1%
(g)
Alaska Air Group, Inc. ................ 2,533 148,434
American Airlines Group, Inc. ........... 9,998 205,159
China Eastern Airlines Corp. Ltd., Class H .. 1,012,000 386,811
Copa Holdings SA, Class A
(c)
........... 109,840 8,938,779
Delta Air Lines, Inc. ................. 9,038 385,109
InterGlobe Aviation Ltd.
(b)(e)
............ 331,733 9,014,428
Southwest Airlines Co. ............... 8,131 418,177
United Airlines Holdings, Inc. ........... 5,176 246,222
19,743,119
Auto Components — 0.0%
Aptiv plc
(g)
........................ 3,022 450,187
BorgWarner, Inc. ................... 12,117 523,576
Bridgestone Corp. .................. 63,800 3,018,455
Cheng Shin Rubber Industry Co. Ltd. ..... 140,000 177,608
Hyundai Mobis Co. Ltd. ............... 9,716 2,050,252
6,220,078
Automobiles — 0.1%
Ford Motor Co.
(g)
................... 42,523 602,126
General Motors Co.
(g)
................ 15,793 832,449
Maruti Suzuki India Ltd. .............. 121,094 11,943,964
Tesla, Inc.
(g)
....................... 9,547 7,403,507
20,782,046
Banks — 1.6%
Abu Dhabi Commercial Bank PJSC ...... 402,821 821,401
Abu Dhabi Islamic Bank PJSC .......... 260,398 409,348
Agricultural Bank of China Ltd., Class H .... 3,199,000 1,098,954
Al Rajhi Bank ..................... 116,486 3,795,192
AMMB Holdings Bhd. ................ 130,600 99,202
Arab National Bank ................. 25,019 152,971
Axis Bank Ltd.
(g)
.................... 1,653,334 16,949,773
Banco Santander Chile, ADR
(c)
.......... 6,270 123,958
Bandhan Bank Ltd.
(b)(e)
............... 2,083,481 7,889,684
Bank of America Corp. ............... 80,889 3,433,738
Bank of Beijing Co. Ltd., Class A ........ 810,000 546,569
Bank of China Ltd., Class H ............ 10,769,000 3,805,069
Bank of Communications Co. Ltd., Class H . 1,543,000 913,296
Bank Rakyat Indonesia Persero Tbk. PT ... 77,913,813 20,767,676
BNP Paribas SA ................... 129,835 8,306,935
BOC Hong Kong Holdings Ltd. .......... 863,000 2,600,582
Boubyan Bank KSCP
(g)
............... 103,917 264,660
Chang Hwa Commercial Bank Ltd. ....... 594,890 350,277
China CITIC Bank Corp. Ltd., Class H ..... 2,132,000 960,952
China Construction Bank Corp., Class H ... 22,814,000 16,281,959
China Everbright Bank Co. Ltd., Class H ... 202,000 71,103
CIMB Group Holdings Bhd. ............ 1,494,500 1,699,528
Citigroup, Inc. ..................... 22,139 1,553,715
Citizens Financial Group, Inc. .......... 492,273 23,126,986
Comerica, Inc. ..................... 1,600 128,800
Commercial Bank PSQC (The) .......... 171,546 287,700
Commercial International Bank Egypt SAE
(g)
. 1,867,660 5,052,608
Credicorp Ltd.
(c)
.................... 103,610 11,494,493
CTBC Financial Holding Co. Ltd. ........ 3,366,000 2,754,702
DBS Group Holdings Ltd. ............. 384,300 8,515,558
Dubai Islamic Bank PJSC ............. 532,983 715,689
E.Sun Financial Holding Co. Ltd. ........ 2,149,959 2,023,142
Fifth Third Bancorp ................. 8,026 340,623
First Abu Dhabi Bank PJSC ............ 407,458 1,972,314
First Financial Holding Co. Ltd. .......... 2,284,906 1,845,697
First Republic Bank ................. 1,921 370,523
Grupo Financiero Banorte SAB de CV, Class O 1,950,636 12,501,496

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Banks (continued)
Hong Leong Bank Bhd. ............... 62,200 $ 280,803
Hong Leong Financial Group Bhd. ....... 18,200 79,556
Hua Nan Financial Holdings Co. Ltd. ...... 877,572 640,663
Huaxia Bank Co. Ltd., Class A .......... 943,240 812,561
Huntington Bancshares, Inc. ........... 15,992 247,236
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 37,636,000 20,862,542
Israel Discount Bank Ltd., Class A
(g)
...... 26,441 139,578
JPMorgan Chase & Co. .............. 32,641 5,343,005
KeyCorp ......................... 10,841 234,382
Kuwait Finance House KSCP ........... 699,907 1,907,888
M&T Bank Corp. ................... 115,547 17,255,789
Malayan Banking Bhd. ............... 3,125,700 6,010,244
Masraf Al Rayan QSC ................ 350,867 428,625
Mediobanca Banca di Credito Finanziario
SpA
(g)
........................ 290,330 3,492,966
Mega Financial Holding Co. Ltd. ......... 1,277,000 1,465,369
National Bank of Kuwait SAKP .......... 541,209 1,710,404
Nordea Bank Abp .................. 576,409 7,427,769
OTP Bank Nyrt.
(g)
................... 194,332 11,370,968
People's United Financial, Inc. .......... 4,768 83,297
PNC Financial Services Group, Inc. (The) .. 4,628 905,422
Postal Savings Bank of China Co. Ltd., Class
H
(b)(e)
......................... 598,000 411,098
Public Bank Bhd. ................... 1,950,500 1,896,222
Qatar International Islamic Bank QSC ..... 93,964 249,156
Qatar Islamic Bank SAQ .............. 79,060 393,526
Qatar National Bank QPSC ............ 191,008 997,642
Regions Financial Corp. .............. 52,274 1,113,959
RHB Bank Bhd. .................... 1,179,100 1,533,154
Sberbank of Russia PJSC, ADR
(c)
........ 1,002,433 18,688,907
Shanghai Pudong Development Bank Co. Ltd.,
Class A ....................... 929,492 1,293,885
SinoPac Financial Holdings Co. Ltd. ...... 1,564,000 777,046
Standard Chartered plc ............... 964,494 5,638,219
SVB Financial Group
(g)
............... 586 379,072
Swedbank AB, Class A ............... 28,549 575,682
Taishin Financial Holding Co. Ltd. ........ 1,368,422 885,870
Taiwan Business Bank ............... 1,331,290 455,767
Taiwan Cooperative Financial Holding Co. Ltd. 900,395 711,951
Truist Financial Corp. ................ 14,802 868,137
US Bancorp ...................... 15,199 903,429
Wells Fargo & Co. .................. 47,091 2,185,493
Westpac Banking Corp. .............. 15,855 293,214
Zions Bancorp NA .................. 1,913 118,396
285,095,765
Beverages — 0.3%
Anheuser-Busch InBev SA/NV .......... 57,564 3,264,881
Arca Continental SAB de CV ........... 17,219 104,841
Brown-Forman Corp., Class B .......... 1,967 131,809
Cia Cervecerias Unidas SA ............ 30,347 269,427
Cia Cervecerias Unidas SA, ADR
(c)
....... 17,533 303,145
Coca-Cola Co. (The) ................ 43,737 2,294,880
Coca-Cola Europacific Partners plc
(c)
...... 46,623 2,577,786
Coca-Cola Femsa SAB de CV .......... 308,177 1,739,640
Coca-Cola Femsa SAB de CV, ADR
(c)
..... 5,088 286,302
Constellation Brands, Inc., Class A ....... 1,814 382,192
Diageo plc ....................... 472,106 22,857,016
Fomento Economico Mexicano SAB de CV,
ADR
(c)
........................ 31,414 2,724,222
Fraser & Neave Holdings Bhd. .......... 800 5,098
Kweichow Moutai Co. Ltd., Class A ....... 44,200 12,503,304
Molson Coors Beverage Co., Class B ..... 2,035 94,383
Monster Beverage Corp.
(g)
............. 4,059 360,561
PepsiCo, Inc. ..................... 15,583 2,343,839
Security
Shares
Shares Value
Beverages (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 16,300 $ 796,025
Suntory Beverage & Food Ltd. .......... 5,900 244,587
53,283,938
Biotechnology — 0.3%
3SBio, Inc.
(b)(e)(g)
.................... 1,020,000 999,238
AbbVie, Inc. ...................... 305,432 32,946,950
Akeso, Inc.
(b)(e)(g)
.................... 30,000 164,196
Amgen, Inc. ...................... 13,204 2,807,830
Biogen, Inc.
(g)
..................... 2,310 653,707
BioMarin Pharmaceutical, Inc.
(g)
......... 6,282 485,536
Brii Biosciences Ltd.
(g)
................ 212,500 1,065,960
Gilead Sciences, Inc. ................ 24,816 1,733,398
Incyte Corp.
(g)
..................... 5,264 362,058
Moderna, Inc.
(g)
.................... 9,197 3,539,557
Neurocrine Biosciences, Inc.
(g)
.......... 582 55,820
PeptiDream, Inc.
(g)
.................. 2,400 78,346
Regeneron Pharmaceuticals, Inc.
(g)
....... 1,833 1,109,295
Shanghai RAAS Blood Products Co. Ltd., Class
A ........................... 289,630 306,066
Vertex Pharmaceuticals, Inc.
(g)
.......... 3,102 562,672
46,870,629
Building Products — 0.1%
Allegion plc ....................... 914 120,813
AO Smith Corp. .................... 2,039 124,522
Assa Abloy AB, Class B .............. 259,232 7,519,441
Carrier Global Corp. ................. 9,440 488,614
Cie de Saint-Gobain ................. 114,907 7,732,901
Daikin Industries Ltd. ................ 3,100 675,919
Fortune Brands Home & Security, Inc. ..... 1,909 170,703
Johnson Controls International plc ....... 8,481 577,386
Kingspan Group plc ................. 3,966 395,606
Lennox International, Inc. ............. 2,266 666,589
Masco Corp. ...................... 3,367 187,037
Trane Technologies plc ............... 2,829 488,427
Xinyi Glass Holdings Ltd. ............. 130,000 387,797
19,535,755
Capital Markets — 0.2%
Ameriprise Financial, Inc. ............. 1,267 334,640
Bank of New York Mellon Corp. (The) ..... 10,576 548,260
Blackstone Group, Inc. (The), Class A ..... 8,207 954,802
Cboe Global Markets, Inc. ............. 1,615 200,034
Charles Schwab Corp. (The) ........... 16,502 1,202,006
CME Group, Inc. ................... 4,277 827,086
Franklin Resources, Inc. .............. 3,563 105,892
Goldman Sachs Group, Inc. (The) ....... 3,791 1,433,112
Haitong Securities Co. Ltd., Class H ...... 344,800 314,332
IGM Financial, Inc. .................. 6,211 221,891
Intercontinental Exchange, Inc. ......... 238,169 27,346,565
Invesco Ltd. ...................... 4,259 102,685
MarketAxess Holdings, Inc. ............ 426 179,214
Moody's Corp. ..................... 1,931 685,717
Morgan Stanley .................... 15,944 1,551,511
MSCI, Inc. ....................... 873 531,081
Nasdaq, Inc. ...................... 1,317 254,207
Northern Trust Corp. ................. 2,730 294,321
Raymond James Financial, Inc. ......... 2,190 202,093
S&P Global, Inc. ................... 2,649 1,125,534
State Street Corp. .................. 4,385 371,497
T. Rowe Price Group, Inc. ............. 4,074 801,356
39,587,836

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Chemicals — 0.3%
Air Products & Chemicals, Inc. .......... 2,388 $ 611,591
Albemarle Corp. ................... 58,201 12,744,273
Asian Paints Ltd. ................... 59,867 2,609,655
Celanese Corp. .................... 1,240 186,794
CF Industries Holdings, Inc. ............ 2,345 130,898
Corteva, Inc. ...................... 8,087 340,301
Dow, Inc. ........................ 8,644 497,549
DuPont de Nemours, Inc. ............. 6,219 422,830
Eastman Chemical Co. ............... 1,480 149,095
Ecolab, Inc. ...................... 3,003 626,486
Evonik Industries AG ................ 50,162 1,572,941
FMC Corp. ....................... 1,409 129,008
Givaudan SA (Registered) ............. 123 560,768
International Flavors & Fragrances, Inc. .... 2,676 357,835
Koninklijke DSM NV ................. 38,065 7,612,089
Linde plc
(c)
....................... 5,684 1,667,572
Linde plc
(c)
....................... 25,073 7,373,433
LyondellBasell Industries NV, Class A ..... 2,789 261,748
Mesaieed Petrochemical Holding Co. ..... 70,782 43,382
Mosaic Co. (The) ................... 3,836 137,022
Nan Ya Plastics Corp. ................ 605,000 1,977,659
Nitto Denko Corp. .................. 4,500 320,340
Novozymes A/S, Class B .............. 5,814 398,557
PhosAgro PJSC, GDR
(c)(e)
............. 8,271 184,278
PPG Industries, Inc. ................. 2,553 365,105
Saudi Basic Industries Corp. ........... 81,509 2,754,435
Sherwin-Williams Co. (The) ............ 2,643 739,326
Shin-Etsu Chemical Co. Ltd. ........... 3,300 556,937
Sika AG (Registered) ................ 51,215 16,192,812
Sumitomo Chemical Co. Ltd. ........... 212,100 1,100,853
Yanbu National Petrochemical Co. ....... 19,131 361,644
62,987,216
Commercial Services & Supplies — 0.0%
Cintas Corp. ...................... 1,060 403,500
Copart, Inc.
(g)
..................... 2,243 311,149
Preston Holdings LLC
(d)(g)
............. 24,388 3,171
Republic Services, Inc. ............... 3,187 382,631
Rollins, Inc. ....................... 2,571 90,833
S-1 Corp. ........................ 854 60,299
Waste Management, Inc. .............. 4,919 734,702
1,986,285
Communications Equipment — 0.1%
Accton Technology Corp. ............. 1,128,300 10,633,738
Arista Networks, Inc.
(g)
............... 1,730 594,497
Cisco Systems, Inc. ................. 47,490 2,584,881
F5 Networks, Inc.
(g)
................. 708 140,736
Juniper Networks, Inc. ............... 22,598 621,897
Motorola Solutions, Inc. .............. 1,874 435,368
ZTE Corp., Class A ................. 518,500 2,655,175
ZTE Corp., Class H ................. 197,400 647,704
18,313,996
Construction & Engineering — 0.1%
Mcdermott International Ltd.
(g)
.......... 165,884 82,942
Quanta Services, Inc. ................ 1,542 175,510
Vinci SA ......................... 102,459 10,656,647
10,915,099
Construction Materials — 0.0%
Grasim Industries Ltd. ................ 8,081 181,040
James Hardie Industries plc, CDI ........ 3,817 135,393
Martin Marietta Materials, Inc. .......... 675 230,634
Siam Cement PCL (The), NVDR ......... 225,100 2,664,357
Security
Shares
Shares Value
Construction Materials (continued)
Vulcan Materials Co. ................ 1,469 $ 248,496
3,459,920
Consumer Finance — 0.3%
American Express Co. ............... 12,300 2,060,619
Capital One Financial Corp. ............ 21,665 3,509,080
Cembra Money Bank AG .............. 28,486 1,913,109
Discover Financial Services ............ 3,316 407,371
Kaspi.KZ JSC, GDR
(c)(e)
............... 130,660 13,876,092
SBI Cards & Payment Services Ltd.
(g)
..... 993,361 13,700,290
Synchrony Financial ................. 288,226 14,088,487
49,555,048
Containers & Packaging — 0.0%
Amcor plc ........................ 19,795 229,424
Avery Dennison Corp. ................ 915 189,597
Ball Corp. ........................ 3,696 332,529
International Paper Co. ............... 4,450 248,844
Packaging Corp. of America ........... 1,096 150,635
Sealed Air Corp. ................... 1,662 91,061
WestRock Co. ..................... 2,753 137,182
1,379,272
Distributors — 0.0%
Genuine Parts Co. .................. 43,867 5,317,996
LKQ Corp.
(g)
...................... 3,039 152,923
Pool Corp. ....................... 393 170,723
5,641,642
Diversified Financial Services — 0.0%
(g)
Berkshire Hathaway, Inc., Class B ....... 20,248 5,526,489
Jackson Financial, Inc., Class A ......... 26,900 699,400
6,225,889
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 321,896 8,694,411
Cellnex Telecom SA
(b)(e)
............... 613,504 37,877,771
China Tower Corp. Ltd., Class H
(b)(e)
...... 10,726,000 1,401,692
Chunghwa Telecom Co. Ltd. ........... 554,000 2,194,682
Emirates Telecommunications Group Co. PJSC 126,598 827,559
Hellenic Telecommunications Organization SA 850,927 15,972,952
HKT Trust & HKT Ltd.
(h)
............... 2,719,000 3,717,725
KT Corp. ........................ 75,431 2,062,989
KT Corp., ADR
(c)
................... 42,217 574,996
Liberty Global plc, Class A
(c)(g)
.......... 5,445 162,261
Lumen Technologies, Inc. ............. 10,677 132,288
Ooredoo QPSC .................... 121,899 244,001
Orange Polska SA
(g)
................. 92,473 186,701
Proximus SADP .................... 24,896 494,048
Saudi Telecom Co. .................. 27,164 919,782
Singapore Telecommunications Ltd. ...... 174,900 314,867
Telefonica Brasil SA ................. 36,808 286,921
Telekom Malaysia Bhd. ............... 489,200 665,626
TELUS Corp. ..................... 1,100,102 24,180,357
Turk Telekomunikasyon A/S ............ 654,080 550,889
Verizon Communications, Inc. .......... 55,243 2,983,674
104,446,192
Electric Utilities — 0.9%
Alliant Energy Corp. ................. 2,673 149,635
American Electric Power Co., Inc. ........ 164,486 13,352,973
CEZ A/S ......................... 13,293 432,944
CK Infrastructure Holdings Ltd. .......... 91,500 510,353
CLP Holdings Ltd. .................. 47,500 457,350
CPFL Energia SA ................... 164,814 816,542
Duke Energy Corp. ................. 117,015 11,419,494
Edison International ................. 13,015 721,942

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Electric Utilities (continued)
EDP - Energias de Portugal SA ......... 5,868,244 $ 30,826,574
Electricite de France SA .............. 21,562 270,951
Endesa SA ....................... 333,616 6,728,206
Enel Americas SA .................. 8,110,394 958,395
Enel Americas SA, ADR
(c)
............. 131,979 772,077
Enel Chile SA ..................... 4,911,527 233,037
Enel SpA ........................ 2,165,213 16,618,482
Energisa SA ...................... 116,584 942,605
Entergy Corp. ..................... 2,526 250,857
Evergy, Inc. ....................... 13,825 859,915
Eversource Energy ................. 121,174 9,907,186
Exelon Corp. ...................... 10,429 504,138
FirstEnergy Corp. .................. 116,778 4,159,632
Hydro One Ltd.
(b)(e)
.................. 28,816 681,155
Iberdrola SA ...................... 362,289 3,644,785
Manila Electric Co. .................. 17,180 100,080
NextEra Energy, Inc. ................ 341,301 26,798,955
NRG Energy, Inc. ................... 2,472 100,932
Pinnacle West Capital Corp. ........... 1,214 87,845
Power Assets Holdings Ltd. ............ 312,000 1,828,973
PPL Corp. ....................... 55,715 1,553,334
Southern Co. (The) ................. 341,615 21,169,882
Tenaga Nasional Bhd. ............... 593,300 1,369,169
Xcel Energy, Inc. ................... 207,843 12,990,188
171,218,586
Electrical Equipment — 0.2%
AMETEK, Inc. ..................... 2,765 342,888
Eaton Corp. plc .................... 4,644 693,396
Emerson Electric Co. ................ 60,661 5,714,266
Generac Holdings, Inc.
(g)
.............. 638 260,731
Legrand SA ...................... 14,594 1,563,742
Nidec Corp. ...................... 3,700 407,888
Rockwell Automation, Inc. ............. 1,490 438,120
Schneider Electric SE ................ 121,252 20,195,009
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ....................... 2,397,000 4,230,326
33,846,366
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A ............. 6,424 470,430
CDW Corp. ....................... 1,561 284,133
China Railway Signal & Communication Corp.
Ltd., Class A .................... 948,227 757,290
Corning, Inc. ...................... 8,165 297,941
IPG Photonics Corp.
(g)
............... 383 60,667
Keyence Corp. .................... 4,600 2,745,607
Keysight Technologies, Inc.
(g)
........... 2,012 330,552
Samsung SDI Co. Ltd. ............... 13,241 7,901,172
Shimadzu Corp. .................... 11,900 522,602
Synnex Technology International Corp. .... 520,000 968,374
TE Connectivity Ltd. ................. 95,363 13,085,711
Teledyne Technologies, Inc.
(g)
........... 736 316,171
Trimble, Inc.
(g)
..................... 2,705 222,486
Unimicron Technology Corp. ........... 1,984,000 9,283,436
Venture Corp. Ltd.
(i)
................. 212,500 2,793,031
WPG Holdings Ltd. ................. 792,000 1,371,987
Zebra Technologies Corp., Class A
(g)
...... 582 299,974
41,711,564
Energy Equipment & Services — 0.0%
Baker Hughes Co. .................. 354,302 8,761,888
Halliburton Co. .................... 9,510 205,606
Schlumberger NV .................. 17,343 514,047
9,481,541
Security
Shares
Shares Value
Entertainment — 0.1%
Activision Blizzard, Inc. ............... 8,383 $ 648,760
Electronic Arts, Inc. ................. 12,075 1,717,669
Live Nation Entertainment, Inc.
(g)
........ 1,554 141,616
NCSoft Corp. ..................... 14,815 7,504,593
NetEase, Inc. ..................... 104,500 1,768,185
NetEase, Inc., ADR
(c)
................ 5,258 449,033
Netflix, Inc.
(g)
...................... 4,826 2,945,501
Nintendo Co. Ltd. ................... 8,600 4,109,792
Take-Two Interactive Software, Inc.
(g)
...... 2,052 316,152
Walt Disney Co. (The)
(g)
.............. 19,776 3,345,506
22,946,807
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc. ...... 107,673 20,573,080
American Tower Corp. ............... 80,573 21,384,880
Assura plc ....................... 30,303,724 29,214,751
AvalonBay Communities, Inc. .......... 1,475 326,919
Boston Properties, Inc. ............... 203,879 22,090,290
Community Healthcare Trust, Inc. ........ 164,327 7,425,937
Covivio ......................... 217,855 18,307,901
Cromwell European REIT
(e)
............ 5,039,420 15,235,646
Crown Castle International Corp. ........ 193,314 33,505,182
CyrusOne, Inc. .................... 59,904 4,637,168
Digital Realty Trust, Inc. .............. 262,046 37,852,545
Duke Realty Corp. .................. 4,071 194,879
EPR Properties .................... 341,071 16,842,086
Equinix, Inc. ...................... 50,852 40,179,691
Equity Residential .................. 5,493 444,493
ESR Kendall Square REIT Co. Ltd. ....... 2,880,807 15,470,502
Essex Property Trust, Inc. ............. 710 227,015
Extra Space Storage, Inc. ............. 1,789 300,534
Federal Realty Investment Trust ......... 991 116,928
Goodman Group ................... 2,047,714 31,508,348
Healthpeak Properties, Inc. ............ 7,141 239,081
Host Hotels & Resorts, Inc.
(g)
........... 7,887 128,795
Invitation Homes, Inc. ................ 34,157 1,309,238
Iron Mountain, Inc. .................. 42,490 1,846,190
Kimco Realty Corp. ................. 6,533 135,560
LondonMetric Property plc ............. 3,378,640 10,861,409
Medical Properties Trust, Inc. ........... 1,629,197 32,697,984
Mid-America Apartment Communities, Inc. .. 1,180 220,365
Outfront Media, Inc. ................. 1,154,848 29,102,169
Prologis, Inc. ...................... 306,400 38,431,752
Public Storage ..................... 14,830 4,405,993
Realty Income Corp. ................. 5,563 360,816
Regency Centers Corp. .............. 1,586 106,785
Rexford Industrial Realty, Inc. .......... 396,687 22,511,987
SBA Communications Corp. ........... 37,495 12,394,722
Secure Income REIT plc .............. 2,157,395 12,121,665
Simon Property Group, Inc. ............ 4,031 523,909
SL Green Realty Corp. ............... 210,769 14,930,876
Spirit Realty Capital, Inc. .............. 460,749 21,212,884
Sun Communities, Inc. ............... 120,804 22,360,820
Target Healthcare REIT plc ............ 9,892,105 15,301,258
UDR, Inc. ........................ 518,514 27,470,872
Ventas, Inc. ...................... 4,661 257,334
VICI Properties, Inc. ................. 658,922 18,719,974
Vornado Realty Trust ................ 3,167 133,046
Warehouses De Pauw CVA ............ 451,438 18,291,569
Welltower, Inc. ..................... 325,972 26,860,093
Weyerhaeuser Co. .................. 19,933 709,017
WP Carey, Inc. .................... 20,820 1,520,693
651,005,631

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Food & Staples Retailing — 0.3%
Abdullah Al Othaim Markets Co. ......... 2,746 $ 82,438
BGF retail Co. Ltd. .................. 3,203 457,566
Clicks Group Ltd. ................... 59,941 1,105,378
Costco Wholesale Corp. .............. 9,529 4,281,856
Endeavour Group Ltd. ............... 65,026 325,396
Etablissements Franz Colruyt NV ........ 76,202 3,887,226
ICA Gruppen AB ................... 9,504 436,040
J Sainsbury plc .................... 187,829 719,908
Kesko OYJ, Class B ................. 3,117 107,516
Kroger Co. (The) ................... 7,428 300,314
Lawson, Inc. ...................... 17,200 844,904
Sendas Distribuidora SA .............. 2,311,665 8,137,468
Shoprite Holdings Ltd. ............... 95,720 1,136,213
Sun Art Retail Group Ltd. ............. 1,213,500 561,119
Sysco Corp. ...................... 11,361 891,839
Walgreens Boots Alliance, Inc. .......... 33,859 1,593,066
Wal-Mart de Mexico SAB de CV ......... 6,444,617 21,839,545
Walmart, Inc. ...................... 15,547 2,166,941
X5 Retail Group NV, GDR
(c)(e)
........... 130,678 4,220,678
53,095,411
Food Products — 0.3%
Almarai Co. JSC ................... 31,688 489,367
Archer-Daniels-Midland Co. ............ 6,022 361,380
Campbell Soup Co. ................. 2,013 84,164
China Feihe Ltd.
(b)(e)
................. 6,948,000 11,711,055
China Mengniu Dairy Co. Ltd.
(g)
......... 2,814,000 18,121,699
CJ CheilJedang Corp. ................ 1,420 488,582
Conagra Brands, Inc. ................ 5,258 178,088
Dali Foods Group Co. Ltd.
(b)(e)
.......... 469,500 283,462
General Mills, Inc. .................. 6,633 396,786
Hershey Co. (The) .................. 1,540 260,645
Hormel Foods Corp. ................. 3,127 128,207
Indofood Sukses Makmur Tbk. PT ....... 456,900 202,139
JM Smucker Co. (The) ............... 4,161 499,445
Kellogg Co. ....................... 2,656 169,772
Kraft Heinz Co. (The) ................ 33,886 1,247,683
Kuala Lumpur Kepong Bhd. ............ 55,200 265,287
Lamb Weston Holdings, Inc. ........... 1,574 96,596
McCormick & Co., Inc. (Non-Voting) ...... 2,650 214,729
Mondelez International, Inc., Class A ...... 15,498 901,674
Nestle Malaysia Bhd. ................ 35,300 1,119,776
Nestle SA (Registered) ............... 123,998 14,940,527
Orkla ASA ........................ 10,025 92,011
PPB Group Bhd. ................... 42,600 186,823
Tiger Brands Ltd. ................... 12,354 153,634
Tingyi Cayman Islands Holding Corp. ..... 1,194,000 2,220,020
Tyson Foods, Inc., Class A ............ 3,208 253,240
Uni-President China Holdings Ltd. ....... 298,000 282,861
Uni-President Enterprises Corp. ......... 1,000 2,443
Want Want China Holdings Ltd. ......... 1,548,000 1,168,868
56,520,963
Gas Utilities — 0.2%
APA Group
(h)
...................... 562,793 3,505,524
Atmos Energy Corp. ................. 52,213 4,605,187
Beijing Enterprises Holdings Ltd. ........ 187,000 746,409
China Resources Gas Group Ltd. ........ 162,000 851,137
ENN Energy Holdings Ltd. ............. 426,700 7,037,769
Hong Kong & China Gas Co. Ltd. ........ 93,450 141,193
Kunlun Energy Co. Ltd. ............... 15,802,000 16,453,530
Petronas Gas Bhd. .................. 72,300 290,478
Tokyo Gas Co. Ltd. ................. 208,300 3,875,899
UGI Corp. ........................ 10,872 463,365
37,970,491
Security
Shares
Shares Value
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories ................. 19,339 $ 2,284,516
ABIOMED, Inc.
(g)
................... 1,465 476,887
Align Technology, Inc.
(g)
............... 10,237 6,812,007
Ansell Ltd. ....................... 195,359 4,746,711
Baxter International, Inc. .............. 5,474 440,274
Becton Dickinson and Co. ............. 3,140 771,875
Boston Scientific Corp.
(g)
.............. 15,341 665,646
Coloplast A/S, Class B ............... 4,503 704,101
Cooper Cos., Inc. (The) .............. 488 201,695
Danaher Corp. .................... 6,915 2,105,203
Demant A/S
(g)
..................... 1,512 76,191
Dentsply Sirona, Inc. ................ 2,422 140,597
DexCom, Inc.
(g)
.................... 1,053 575,843
Edwards Lifesciences Corp.
(g)
.......... 6,698 758,280
Fisher & Paykel Healthcare Corp. Ltd. ..... 27,608 607,257
Hologic, Inc.
(g)
..................... 2,754 203,273
Hoya Corp. ....................... 1,100 171,621
IDEXX Laboratories, Inc.
(g)
............. 5,094 3,167,959
Intuitive Surgical, Inc.
(g)
............... 1,301 1,293,389
Koninklijke Philips NV ................ 13,069 580,615
Medtronic plc ..................... 114,208 14,315,973
Olympus Corp. .................... 8,400 183,859
ResMed, Inc. ..................... 1,555 409,820
STERIS plc ....................... 1,063 217,150
Straumann Holding AG (Registered) ...... 1,239 2,222,100
Stryker Corp. ..................... 3,585 945,436
Sysmex Corp. ..................... 5,300 658,305
Teleflex, Inc. ...................... 500 188,275
Terumo Corp. ..................... 13,400 632,726
West Pharmaceutical Services, Inc. ...... 750 318,405
Zimmer Biomet Holdings, Inc. .......... 2,291 335,311
47,211,300
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. ............. 1,644 196,376
Anthem, Inc. ...................... 4,455 1,660,824
Bangkok Dusit Medical Services PCL, NVDR 3,617,700 2,426,574
Cardinal Health, Inc. ................. 4,030 199,324
Centene Corp.
(g)
................... 6,063 377,786
Cigna Corp. ...................... 3,763 753,202
CVS Health Corp. .................. 14,667 1,244,642
DaVita, Inc.
(g)
...................... 836 97,193
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 7,276 337,099
HCA Healthcare, Inc. ................ 2,693 653,645
Henry Schein, Inc.
(g)
................. 1,594 121,399
Humana, Inc. ..................... 1,361 529,633
IHH Healthcare Bhd. ................ 287,500 460,110
Laboratory Corp. of America Holdings
(g)
.... 1,055 296,919
McKesson Corp. ................... 4,338 864,910
Notre Dame Intermedica Participacoes SA .. 819,466 11,192,560
Quest Diagnostics, Inc. ............... 1,455 211,426
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 318,200 616,735
Sinopharm Group Co. Ltd., Class H ...... 676,800 1,773,598
Sonic Healthcare Ltd. ................ 13,142 379,793
UnitedHealth Group, Inc. .............. 76,998 30,086,199
Universal Health Services, Inc., Class B ... 790 109,312
54,589,259
Health Care Technology — 0.0%
Cerner Corp. ...................... 32,892 2,319,544
M3, Inc. ......................... 11,300 805,332
Veeva Systems, Inc., Class A
(g)
......... 2,867 826,183
3,951,059

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
(g)
.............. 447 $ 1,061,120
Caesars Entertainment, Inc.
(g)
.......... 2,248 252,405
Carnival Corp.
(g)
.................... 11,173 279,437
Chipotle Mexican Grill, Inc.
(g)
........... 293 532,533
Darden Restaurants, Inc. ............. 1,438 217,814
Domino's Pizza, Inc. ................. 381 181,722
Expedia Group, Inc.
(g)
................ 1,431 234,541
Genting Malaysia Bhd. ............... 694,600 496,215
Hilton Worldwide Holdings, Inc.
(g)
........ 2,936 387,875
Las Vegas Sands Corp.
(g)
............. 4,536 166,017
Marriott International, Inc., Class A
(g)
...... 3,129 463,373
McDonald's Corp. .................. 8,175 1,971,074
MGM Resorts International ............ 5,491 236,937
Norwegian Cruise Line Holdings Ltd.
(g)
..... 5,438 145,249
Penn National Gaming, Inc.
(g)
........... 1,604 116,226
Royal Caribbean Cruises Ltd.
(g)
......... 3,244 288,554
Seera Group Holding
(g)
............... 191,050 1,113,486
SJM Holdings Ltd. .................. 16,505,000 11,218,043
Starbucks Corp. .................... 12,835 1,415,829
Wynn Resorts Ltd.
(g)
................. 1,809 153,313
Yum China Holdings, Inc.
(c)
............ 222,288 12,917,156
Yum! Brands, Inc. .................. 3,183 389,313
34,238,232
Household Durables — 0.2%
Arcelik A/S ....................... 68,763 251,049
Berkeley Group Holdings plc ........... 2,120 123,799
DR Horton, Inc. .................... 3,741 314,132
Electrolux AB, Class B ............... 34,804 804,102
Garmin Ltd. ....................... 3,684 572,715
Haier Smart Home Co. Ltd., Class A ...... 2,918,008 11,731,404
Haier Smart Home Co. Ltd., Class H ...... 1,696,200 5,929,674
Hangzhou Robam Appliances Co. Ltd., Class A 55,600 290,678
Huisen Household International Group Ltd.
(e)
246,000 77,628
Leggett & Platt, Inc. ................. 1,433 64,256
Lennar Corp., Class A ................ 3,032 284,038
Mohawk Industries, Inc.
(g)
............. 647 114,778
Newell Brands, Inc. ................. 4,118 91,172
NVR, Inc.
(g)
....................... 39 186,969
Persimmon plc .................... 233,756 8,360,271
PulteGroup, Inc. ................... 2,992 137,393
Taylor Wimpey plc .................. 3,698,436 7,713,836
Whirlpool Corp. .................... 682 139,032
37,186,926
Household Products — 0.1%
Church & Dwight Co., Inc. ............. 2,770 228,719
Clorox Co. (The) ................... 1,360 225,230
Colgate-Palmolive Co. ............... 9,224 697,150
Kimberly-Clark Corp. ................ 3,623 479,830
Pigeon Corp. ...................... 6,900 160,410
Procter & Gamble Co. (The) ........... 26,516 3,706,937
Reckitt Benckiser Group plc ............ 219,063 17,209,636
22,707,912
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 7,188 164,102
CGN Power Co. Ltd., Class H
(b)(e)
........ 2,250,000 682,894
China Longyuan Power Group Corp. Ltd., Class
H ........................... 62,000 152,136
China Yangtze Power Co. Ltd., Class A .... 612,100 2,084,155
Colbun SA ....................... 3,342,261 541,654
ERG SpA ........................ 61,949 1,839,029
5,463,970
Security
Shares
Shares Value
Industrial Conglomerates — 0.1%
3M Co. .......................... 36,342 $ 6,375,114
CITIC Ltd. ........................ 246,000 260,450
Fosun International Ltd. .............. 91,000 110,588
General Electric Co. ................. 12,665 1,304,875
Industries Qatar QSC ................ 111,170 468,457
Roper Technologies, Inc. .............. 1,216 542,494
Siemens AG (Registered) ............. 46,330 7,577,320
Sime Darby Bhd. ................... 456,800 247,686
16,886,984
Insurance — 0.9%
Aflac, Inc. ........................ 8,495 442,844
AIA Group Ltd. .................... 85,600 984,777
Allianz SE (Registered) ............... 34,892 7,817,403
Allstate Corp. (The) ................. 3,315 422,033
American Financial Group, Inc. ......... 23,808 2,995,761
American International Group, Inc. ....... 9,292 510,038
Aon plc, Class A ................... 2,656 759,005
Arthur J Gallagher & Co. .............. 2,336 347,246
Assurant, Inc. ..................... 110,483 17,428,693
Brown & Brown, Inc. ................. 2,543 141,009
Bupa Arabia for Cooperative Insurance Co. . 7,872 313,142
Chubb Ltd. ....................... 5,224 906,260
Cincinnati Financial Corp. ............. 1,833 209,365
Direct Line Insurance Group plc ......... 2,397,078 9,353,567
Everest Re Group Ltd. ............... 644 161,502
Fidelity National Financial, Inc. .......... 47,914 2,172,421
Gjensidige Forsikring ASA ............. 316,946 7,019,767
Globe Life, Inc. .................... 1,596 142,092
Hartford Financial Services Group, Inc. (The) 13,523 949,991
HDFC Life Insurance Co. Ltd.
(b)(e)
........ 264,089 2,564,182
Lincoln National Corp. ............... 6,355 436,906
Loews Corp. ...................... 3,158 170,311
Marsh & McLennan Cos., Inc. .......... 5,899 893,286
MetLife, Inc. ...................... 9,150 564,830
MS&AD Insurance Group Holdings, Inc. ... 27,000 903,062
New China Life Insurance Co. Ltd., Class H . 359,300 1,057,845
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 2,831,000 878,459
Phoenix Group Holdings plc ........... 1,236,288 10,687,973
PICC Property & Casualty Co. Ltd., Class H . 572,000 554,879
Powszechny Zaklad Ubezpieczen SA ..... 292,042 2,671,617
Principal Financial Group, Inc. .......... 6,985 449,834
Progressive Corp. (The) .............. 155,118 14,021,116
Prudential Financial, Inc. .............. 5,027 528,840
Prudential plc ..................... 1,324,415 25,700,837
Qatar Insurance Co. SAQ
(g)
............ 72,642 47,649
Sanlam Ltd. ...................... 2,202,431 9,348,677
Seguridade Participacoes SA ........... 3,666,837 13,412,917
Travelers Cos., Inc. (The) ............. 9,012 1,369,914
Tryg A/S ......................... 224,393 5,086,729
Willis Towers Watson plc .............. 1,602 372,401
WR Berkley Corp. .................. 3,942 288,476
Zurich Insurance Group AG ............ 36,574 14,955,853
160,043,509
Interactive Media & Services — 0.7%
Alphabet, Inc., Class A
(g)
.............. 7,115 19,022,095
Alphabet, Inc., Class C
(g)
.............. 6,005 16,005,186
Auto Trader Group plc
(b)(e)
............. 889,253 7,012,830
Baidu, Inc., Class A
(g)
................ 14,300 274,969
Facebook, Inc., Class A
(g)
............. 36,880 12,516,703
Kakao Corp. ...................... 62,007 6,098,273
Match Group, Inc.
(g)
................. 4,589 720,427
NAVER Corp. ..................... 8,929 2,897,166
REA Group Ltd. .................... 6,170 694,932

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Interactive Media & Services (continued)
Tencent Holdings Ltd. ................ 552,900 $ 33,007,443
Tencent Holdings Ltd., ADR
(c)
........... 326,940 19,541,204
Twitter, Inc.
(g)
...................... 49,205 2,971,490
Zillow Group, Inc., Class C
(g)
........... 511 45,040
120,807,758
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd.
(g)
........... 75,488 1,397,580
Amazon.com, Inc.
(g)
................. 7,654 25,143,696
eBay, Inc. ........................ 7,035 490,128
Etsy, Inc.
(g)
....................... 1,507 313,396
momo.com, Inc. .................... 3,000 173,870
ZOZO, Inc. ....................... 6,600 247,269
27,765,939
IT Services — 1.0%
Accenture plc, Class A ............... 36,196 11,579,824
Akamai Technologies, Inc.
(g)
............ 1,783 186,484
Amadeus IT Group SA
(g)
.............. 189,200 12,444,032
Automatic Data Processing, Inc. ......... 5,008 1,001,199
Broadridge Financial Solutions, Inc. ...... 1,277 212,799
CGI, Inc., Class A
(g)
................. 17,108 1,453,221
Cognizant Technology Solutions Corp., Class A 6,512 483,256
DXC Technology Co.
(g)
............... 4,096 137,667
EPAM Systems, Inc.
(g)
................ 344 196,245
Fidelity National Information Services, Inc. .. 183,781 22,362,472
Fiserv, Inc.
(g)
...................... 6,512 706,552
FleetCor Technologies, Inc.
(g)
........... 1,042 272,243
Gartner, Inc.
(g)
..................... 1,171 355,844
GDS Holdings Ltd., Class A
(g)
........... 2,734,000 19,385,995
GDS Holdings Ltd., ADR
(c)(g)
............ 135,065 7,646,030
Global Payments, Inc. ............... 3,444 542,706
HCL Technologies Ltd. ............... 135,854 2,330,093
Infosys Ltd. ....................... 310,925 6,971,010
Infosys Ltd., ADR
(c)
.................. 508,265 11,308,896
International Business Machines Corp. .... 44,967 6,247,265
Jack Henry & Associates, Inc. .......... 1,073 176,036
Mastercard, Inc., Class A .............. 12,763 4,437,440
Mphasis Ltd. ...................... 6,444 267,651
Obic Co. Ltd. ...................... 1,800 342,284
Paychex, Inc. ..................... 122,849 13,814,370
PayPal Holdings, Inc.
(g)
............... 12,721 3,310,131
Samsung SDS Co. Ltd. ............... 4,974 667,374
SUNeVision Holdings Ltd. ............. 7,037,000 6,616,780
Switch, Inc., Class A ................. 103,100 2,617,709
Tata Consultancy Services Ltd. ......... 53,510 2,711,794
Tech Mahindra Ltd. ................. 87,881 1,627,032
VeriSign, Inc.
(g)
.................... 2,304 472,343
Visa, Inc., Class A .................. 159,542 35,537,981
Western Union Co. (The) ............. 44,781 905,472
Wipro Ltd. ........................ 251,995 2,140,549
Wipro Ltd., ADR
(c)
.................. 32,121 283,628
181,752,407
Leisure Products — 0.1%
Hasbro, Inc. ...................... 178,711 15,944,595
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............. 25,357 3,994,488
Bio-Rad Laboratories, Inc., Class A
(g)
...... 205 152,920
Bio-Techne Corp. ................... 423 204,973
Charles River Laboratories International, Inc.
(g)
539 222,429
Illumina, Inc.
(g)
..................... 2,087 846,508
IQVIA Holdings, Inc.
(g)
................ 2,093 501,357
Joinn Laboratories China Co. Ltd., Class A .. 168,194 4,116,292
Joinn Laboratories China Co. Ltd., Class H
(b)(e)
108,480 1,476,868
Lonza Group AG (Registered) .......... 14,095 10,572,798
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.
(g)
....... 239 $ 329,189
PerkinElmer, Inc. ................... 1,280 221,811
Thermo Fisher Scientific, Inc. ........... 4,253 2,429,867
Waters Corp.
(g)
.................... 1,569 560,604
WuXi AppTec Co. Ltd., Class H
(b)(e)
....... 119,940 2,792,183
28,422,287
Machinery — 0.4%
Alfa Laval AB ..................... 195,385 7,287,574
Atlas Copco AB, Class A .............. 72,307 4,366,305
Caterpillar, Inc. .................... 6,032 1,157,963
Cummins, Inc. ..................... 1,769 397,247
Deere & Co. ...................... 3,101 1,039,052
Dover Corp. ...................... 2,264 352,052
Epiroc AB, Class A .................. 83,642 1,738,879
FANUC Corp. ..................... 12,300 2,696,922
Fortive Corp. ...................... 5,099 359,836
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 2,042,594 11,901,248
IDEX Corp. ....................... 1,078 223,092
Illinois Tool Works, Inc. ............... 3,552 733,950
Ingersoll Rand, Inc.
(g)
................ 4,738 238,842
Kone OYJ, Class B ................. 129,955 9,129,128
Otis Worldwide Corp. ................ 214,460 17,645,769
PACCAR, Inc. ..................... 4,303 339,593
Parker-Hannifin Corp. ................ 1,503 420,269
Pentair plc ....................... 2,398 174,167
SMC Corp. ....................... 2,300 1,434,994
Snap-on, Inc. ..................... 28,523 5,959,881
Stanley Black & Decker, Inc. ........... 4,643 813,964
Techtronic Industries Co. Ltd. ........... 84,500 1,669,852
Volvo AB, Class B .................. 238,952 5,334,959
Westinghouse Air Brake Technologies Corp. . 3,190 275,010
Xylem, Inc. ....................... 2,292 283,474
75,974,022
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 14,588 4,980,362
MISC Bhd. ....................... 174,800 287,236
Projector SA
(c)(d)(g)
................... 24,388 —
5,267,598
Media — 0.2%
Charter Communications, Inc., Class A
(g)
... 1,385 1,007,671
Comcast Corp., Class A .............. 358,623 20,057,784
Discovery, Inc., Class A
(g)
............. 1,753 44,491
Discovery, Inc., Class C
(g)
............. 3,190 77,422
DISH Network Corp., Class A
(g)
......... 2,539 110,345
Eutelsat Communications SA ........... 194,735 2,677,820
Fox Corp., Class A .................. 3,795 152,217
Fox Corp., Class B .................. 1,673 62,102
Interpublic Group of Cos., Inc. (The) ...... 4,184 153,427
News Corp., Class A ................. 4,257 100,167
News Corp., Class B ................ 1,327 30,826
Omnicom Group, Inc. ................ 18,320 1,327,467
Sirius XM Holdings, Inc. .............. 275,299 1,679,324
Telenet Group Holding NV ............. 14,284 545,390
ViacomCBS, Inc. ................... 6,085 240,418
28,266,871
Metals & Mining — 0.2%
China Hongqiao Group Ltd. ............ 101,000 128,177
China Molybdenum Co. Ltd., Class H ..... 22,599,000 13,952,062
China Steel Corp. .................. 103,000 133,285
Freeport-McMoRan, Inc. .............. 15,778 513,258
Hochschild Mining plc ................ 107,064 191,863
Newmont Corp. .................... 8,672 470,890

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Metals & Mining (continued)
Novolipetsk Steel PJSC .............. 4,325,279 $ 12,851,400
Novolipetsk Steel PJSC, GDR
(c)(e)
........ 71,263 2,101,143
Nucor Corp. ...................... 3,474 342,154
Wheaton Precious Metals Corp. ......... 110,643 4,165,055
34,849,287
Multiline Retail — 0.1%
Dollar General Corp. ................ 2,479 525,895
Dollar Tree, Inc.
(g)
................... 2,556 244,660
Falabella SA ...................... 82,684 289,618
Fix Price Group Ltd., GDR
(c)(e)
.......... 1,341,077 12,049,577
Lojas Renner SA
(g)
.................. 128,108 805,711
Target Corp. ...................... 5,389 1,232,842
15,148,303
Multi-Utilities — 0.5%
Ameren Corp. ..................... 95,162 7,708,122
Atco Ltd., Class I ................... 8,443 270,835
CenterPoint Energy, Inc. .............. 393,088 9,669,965
CMS Energy Corp. .................. 119,789 7,154,997
Consolidated Edison, Inc. ............. 25,117 1,823,243
Dominion Energy, Inc. ................ 274,378 20,035,082
DTE Energy Co. ................... 8,102 905,074
National Grid plc ................... 946,957 11,283,673
NiSource, Inc. ..................... 290,438 7,037,313
Public Service Enterprise Group, Inc. ..... 171,738 10,458,844
Qatar Electricity & Water Co. QSC ....... 31,180 143,975
Sempra Energy .................... 91,580 11,584,870
WEC Energy Group, Inc. .............. 92,351 8,145,358
96,221,351
Oil, Gas & Consumable Fuels — 0.8%
APA Corp. ....................... 4,063 87,070
Cabot Oil & Gas Corp. ............... 4,521 98,377
California Resources Corp.
(g)
........... 3,020 123,820
Cheniere Energy, Inc.
(g)
............... 87,334 8,529,912
Chesapeake Energy Corp. ............ 139,612 8,598,703
Chevron Corp. ..................... 21,166 2,147,291
China Petroleum & Chemical Corp., Class A . 2,999,100 2,060,272
China Petroleum & Chemical Corp., Class H 37,200,000 18,331,851
ConocoPhillips .................... 14,761 1,000,353
Devon Energy Corp. ................. 6,390 226,909
Diamondback Energy, Inc. ............. 1,867 176,749
Enbridge, Inc. ..................... 436,718 17,398,382
Energy Transfer LP ................. 118,458 1,134,828
Enterprise Products Partners LP ......... 79,959 1,730,313
EOG Resources, Inc. ................ 6,337 508,671
Equinor ASA ...................... 100,877 2,565,384
Equitrans Midstream Corp. ............ 42,284 428,760
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $1,050,145)
(g)(j)
............... 29,987 1,692,766
Exxon Mobil Corp. .................. 46,079 2,710,367
Gibson Energy, Inc. ................. 29,833 547,857
Hess Corp. ....................... 3,023 236,127
Kinder Morgan, Inc. ................. 229,904 3,846,294
LUKOIL PJSC ..................... 49,173 4,653,005
LUKOIL PJSC, ADR
(c)
................ 240,644 22,855,012
Magellan Midstream Partners LP ........ 34,432 1,569,411
Marathon Oil Corp. .................. 8,688 118,765
Marathon Petroleum Corp. ............ 7,038 435,019
Occidental Petroleum Corp. ............ 9,050 267,699
ONEOK, Inc. ...................... 7,012 406,626
Pembina Pipeline Corp. .............. 9,037 286,464
PetroChina Co. Ltd., Class H ........... 262,000 122,712
Petroleo Brasileiro SA ................ 19,409 99,972
Petroleo Brasileiro SA, ADR
(c)
.......... 495,722 5,125,765
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Petronas Dagangan Bhd. ............. 23,100 $ 105,214
Petronet LNG Ltd. .................. 3,622,355 11,607,630
Phillips 66 ........................ 6,170 432,085
Phillips 66 Partners LP ............... 29,856 1,070,338
Pioneer Natural Resources Co. ......... 2,520 419,605
Plains All American Pipeline LP ......... 176,803 1,798,086
Plains GP Holdings LP, Class A
(g)
........ 351,046 3,782,521
Qatar Fuel QSC .................... 37,378 182,891
Qatar Gas Transport Co. Ltd. ........... 497,810 420,086
Saudi Arabian Oil Co.
(b)(e)
.............. 292,384 2,803,981
Targa Resources Corp. ............... 127,211 6,260,053
TC Energy Corp. ................... 5,694 273,824
Valero Energy Corp. ................. 5,224 368,658
Williams Cos., Inc. (The) .............. 357,614 9,276,507
148,922,985
Paper & Forest Products — 0.1%
Empresas CMPC SA ................ 85,177 160,291
Suzano SA
(g)
...................... 1,046,631 10,378,382
10,538,673
Personal Products — 0.2%
AMOREPACIFIC Group .............. 4,404 180,905
Colgate-Palmolive India Ltd. ........... 41,111 922,378
Dabur India Ltd. .................... 225,747 1,873,208
Estee Lauder Cos., Inc. (The), Class A .... 29,806 8,939,714
Kao Corp. ........................ 24,200 1,440,229
LG Household & Health Care Ltd. ........ 2,230 2,514,153
L'Oreal SA ....................... 17,534 7,255,640
Marico Ltd. ....................... 196,405 1,449,228
Pola Orbis Holdings, Inc. .............. 2,400 55,243
Unilever plc ....................... 396,270 21,453,411
46,084,109
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. .............. 7,956 425,447
Astellas Pharma, Inc. ................ 8,200 134,964
AstraZeneca plc ................... 318,991 38,444,074
Bristol-Myers Squibb Co. .............. 528,454 31,268,623
Cadila Healthcare Ltd. ............... 45,574 337,434
Catalent, Inc.
(g)
.................... 1,794 238,728
China Medical System Holdings Ltd. ...... 24,000 43,740
China Resources Pharmaceutical Group Ltd.
(b)
(e)
........................... 586,000 287,618
Chugai Pharmaceutical Co. Ltd. ......... 10,800 395,214
Daiichi Sankyo Co. Ltd. ............... 3,300 87,718
Eli Lilly & Co. ..................... 8,574 1,981,023
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H
(i)
.......... 104,000 263,205
Hisamitsu Pharmaceutical Co., Inc. ....... 2,700 102,120
Johnson & Johnson ................. 92,595 14,954,092
Merck & Co., Inc. ................... 60,779 4,565,111
Novartis AG (Registered) ............. 6,993 573,420
Novo Nordisk A/S, Class B ............ 426,588 41,118,636
Ono Pharmaceutical Co. Ltd. ........... 3,200 72,972
Organon & Co. .................... 2,734 89,648
Orion OYJ, Class B ................. 1,448 57,327
Otsuka Holdings Co. Ltd. ............. 2,000 85,525
Pfizer, Inc. ....................... 262,877 11,306,340
Richter Gedeon Nyrt. ................ 4,415 120,738
Roche Holding AG .................. 287 117,792
Sanofi .......................... 428,631 41,261,756
Sanofi India Ltd. ................... 1,882 197,753
Sino Biopharmaceutical Ltd. ........... 3,447,000 2,860,134
Takeda Pharmaceutical Co. Ltd. ......... 113,800 3,753,440

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Tonghua Dongbao Pharmaceutical Co. Ltd.,
Class A ....................... 938,642 $ 1,531,419
Viatris, Inc. ....................... 16,245 220,120
Zoetis, Inc. ....................... 5,172 1,004,092
197,900,223
Professional Services — 0.3%
51job, Inc., ADR
(c)(g)
................. 8,861 616,105
Adecco Group AG (Registered) ......... 1,832 91,794
Equifax, Inc. ...................... 1,403 355,548
Experian plc ...................... 169,161 7,086,178
IHS Markit Ltd. .................... 4,337 505,781
Nielsen Holdings plc ................. 4,345 83,381
NMG, Inc.
(g)
....................... 3,714 479,726
Randstad NV ..................... 3,043 204,876
Recruit Holdings Co. Ltd. ............. 22,500 1,375,332
RELX plc ........................ 1,355,360 39,182,408
Robert Half International, Inc. ........... 7,028 705,119
Teleperformance ................... 18,006 7,082,388
Verisk Analytics, Inc. ................. 1,971 394,732
58,163,368
Real Estate Management & Development — 0.7%
Aldar Properties PJSC ............... 79,017 87,340
Aroundtown SA .................... 2,938,020 20,239,753
Barwa Real Estate Co. ............... 234,595 201,020
Capitaland Investment Ltd.
(g)
........... 7,396,300 18,520,710
CBRE Group, Inc., Class A
(g)
........... 3,551 345,725
China Vanke Co. Ltd., Class H .......... 112,800 308,431
Daito Trust Construction Co. Ltd. ........ 8,500 997,116
Emaar Development PJSC
(g)
........... 157,196 164,333
Emaar Malls PJSC
(g)
................. 130,402 70,515
ESR Cayman Ltd.
(b)(e)(g)
............... 8,303,600 25,061,119
FirstService Corp. .................. 1,389 251,130
Hang Lung Properties Ltd. ............. 3,071,000 6,998,967
LEG Immobilien SE ................. 53,364 7,537,871
Logan Group Co. Ltd. ................ 262,000 273,412
Shenzhen Investment Ltd. ............. 264,000 66,178
Shimao Group Holdings Ltd. ........... 9,565,500 17,531,767
Sino Land Co. Ltd. .................. 164,000 220,629
Sunac China Holdings Ltd. ............ 973,000 2,073,932
VGP NV ......................... 33,258 7,650,947
Vonovia SE ....................... 418,882 25,182,501
133,783,396
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. .......... 116,948 7,636,798
CJ Logistics Corp.
(g)
................. 1,182 152,054
CSX Corp. ....................... 389,213 11,575,195
JB Hunt Transport Services, Inc. ........ 925 154,678
Kansas City Southern ................ 6,787 1,836,834
Norfolk Southern Corp. ............... 2,909 695,978
Old Dominion Freight Line, Inc. ......... 1,092 312,290
Seibu Holdings, Inc.
(g)
................ 120,500 1,521,039
Union Pacific Corp. ................. 32,691 6,407,763
West Japan Railway Co. .............. 93,700 4,710,024
35,002,653
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.
(g)
......... 13,235 1,361,881
Analog Devices, Inc. ................. 6,322 1,058,809
Applied Materials, Inc. ............... 9,996 1,286,785
ASML Holding NV .................. 14,535 10,858,495
Broadcom, Inc. .................... 4,505 2,184,610
Disco Corp. ....................... 2,000 560,175
Enphase Energy, Inc.
(g)
............... 1,477 221,506
Hua Hong Semiconductor Ltd.
(b)(e)(g)(i)
...... 1,757,000 9,011,946
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ....................... 58,070 $ 3,093,970
KLA Corp. ........................ 1,668 557,963
Lam Research Corp. ................ 1,559 887,305
Lasertec Corp. .................... 3,200 728,504
MediaTek, Inc. ..................... 80,000 2,574,999
Microchip Technology, Inc. ............. 3,050 468,144
Micron Technology, Inc.
(g)
............. 12,227 867,872
Monolithic Power Systems, Inc. ......... 458 221,983
Nanya Technology Corp. .............. 1,193,000 2,785,774
Novatek Microelectronics Corp. ......... 32,000 464,923
NVIDIA Corp. ..................... 35,880 7,432,901
NXP Semiconductors NV
(c)
............ 2,896 567,239
Qorvo, Inc.
(g)
...................... 1,209 202,133
QUALCOMM, Inc. .................. 12,346 1,592,387
Skyworks Solutions, Inc. .............. 1,785 294,132
Taiwan Semiconductor Manufacturing Co. Ltd. 4,629,000 95,737,383
Teradyne, Inc. ..................... 1,841 200,982
Texas Instruments, Inc. ............... 154,606 29,716,819
Tokyo Electron Ltd. ................. 10,800 4,771,211
United Microelectronics Corp. .......... 178,000 403,481
Xilinx, Inc. ........................ 4,436 669,792
180,784,104
Software — 0.7%
Adobe, Inc.
(g)
...................... 14,089 8,111,319
ANSYS, Inc.
(g)
..................... 930 316,619
Autodesk, Inc.
(g)
.................... 2,389 681,271
Cadence Design Systems, Inc.
(g)
........ 7,739 1,171,994
Ceridian HCM Holding, Inc.
(g)
........... 1,467 165,214
Check Point Software Technologies Ltd.
(c)(g)
. 12,803 1,447,251
Citrix Systems, Inc. ................. 1,355 145,486
Constellation Software, Inc. ............ 815 1,335,182
Fortinet, Inc.
(g)
..................... 16,104 4,703,012
Glodon Co. Ltd., Class A .............. 837,398 8,657,667
HubSpot, Inc.
(g)
.................... 1,669 1,128,394
Intuit, Inc. ........................ 50,077 27,017,042
Microsoft Corp. .................... 215,856 60,854,124
Nice Ltd.
(g)
....................... 3,942 1,116,225
NortonLifeLock, Inc. ................. 7,223 182,742
Oracle Corp. ...................... 17,994 1,567,817
Paycom Software, Inc.
(g)
.............. 531 263,243
PTC, Inc.
(g)
....................... 1,139 136,441
RingCentral, Inc., Class A
(g)
............ 329 71,558
salesforce.com, Inc.
(g)
................ 10,502 2,848,353
ServiceNow, Inc.
(g)
.................. 8,247 5,131,861
Synopsys, Inc.
(g)
................... 1,691 506,302
Trend Micro, Inc. ................... 6,600 367,542
Tyler Technologies, Inc.
(g)
............. 439 201,347
Zendesk, Inc.
(g)
.................... 395 45,974
Zscaler, Inc.
(g)
..................... 774 202,958
128,376,938
Specialty Retail — 0.2%
ABC-Mart, Inc. .................... 19,200 1,078,520
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 772,672 875,084
Advance Auto Parts, Inc. .............. 615 128,467
AutoZone, Inc.
(g)
................... 223 378,652
Bath & Body Works, Inc. .............. 2,497 157,386
Best Buy Co., Inc. .................. 2,504 264,698
CarMax, Inc.
(g)
..................... 1,761 225,338
China Meidong Auto Holdings Ltd. ....... 20,000 100,633
China Yongda Automobiles Services Holdings
Ltd. .......................... 365,500 527,430
Fast Retailing Co. Ltd. ............... 3,900 2,876,312
Gap, Inc. (The) .................... 2,303 52,278

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Specialty Retail (continued)
H & M Hennes & Mauritz AB, Class B
(g)
.... 41,284 $ 835,655
Home Depot, Inc. (The) .............. 11,667 3,829,809
Home Product Center PCL, NVDR ....... 2,389,900 954,642
Hotai Motor Co. Ltd. ................. 13,000 271,153
Jarir Marketing Co. .................. 9,423 525,849
JUMBO SA ....................... 10,045 163,560
Lowe's Cos., Inc. ................... 7,922 1,607,057
Nitori Holdings Co. Ltd. ............... 11,500 2,266,327
O'Reilly Automotive, Inc.
(g)
............. 726 443,630
Ross Stores, Inc. ................... 3,856 419,726
Suning.com Co. Ltd., Class A
(g)
......... 147,700 114,303
TJX Cos., Inc. (The) ................. 13,218 872,124
Topsports International Holdings Ltd.
(b)(e)
... 12,263,000 13,927,111
Tractor Supply Co. .................. 1,184 239,890
Ulta Beauty, Inc.
(g)
.................. 8,345 3,011,877
USS Co. Ltd. ...................... 8,400 142,988
36,290,499
Technology Hardware, Storage & Peripherals — 0.4%
Acer, Inc. ........................ 304,000 267,875
Advantech Co. Ltd. ................. 100,295 1,307,049
Apple, Inc. ....................... 281,805 39,875,407
Asustek Computer, Inc. ............... 130,000 1,509,846
Canon, Inc. ....................... 76,300 1,866,914
Catcher Technology Co. Ltd. ........... 258,000 1,542,251
Compal Electronics, Inc. .............. 3,429,000 2,890,806
Hewlett Packard Enterprise Co. ......... 13,270 189,097
HP, Inc. ......................... 13,261 362,821
Inventec Corp. ..................... 1,764,000 1,625,272
Lenovo Group Ltd. .................. 4,078,000 5,322,707
Lite-On Technology Corp. ............. 1,313,000 2,926,329
NetApp, Inc. ...................... 7,400 664,224
Quanta Computer, Inc. ............... 447,000 1,236,991
Samsung Electronics Co. Ltd. .......... 34,685 2,150,283
Seagate Technology Holdings plc ........ 6,302 520,041
Western Digital Corp.
(g)
............... 3,199 180,552
64,438,465
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............ 3,000 56,650
EssilorLuxottica SA ................. 70,632 13,497,293
Hanesbrands, Inc. .................. 3,888 66,718
Kering SA ........................ 17,820 12,656,854
Li Ning Co. Ltd. .................... 25,500 293,906
LVMH Moet Hennessy Louis Vuitton SE .... 30,446 21,807,381
NIKE, Inc., Class B ................. 13,777 2,000,834
PVH Corp.
(g)
...................... 774 79,560
Ralph Lauren Corp. ................. 459 50,967
Tapestry, Inc. ...................... 3,099 114,725
Titan Co. Ltd. ..................... 14,881 431,891
Under Armour, Inc., Class A
(g)
........... 2,023 40,824
Under Armour, Inc., Class C
(g)
.......... 2,090 36,617
VF Corp. ........................ 3,914 262,199
51,396,419
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. .. 416,550 15,394,813
Tobacco — 0.2%
Altria Group, Inc. ................... 27,769 1,264,045
British American Tobacco plc ........... 36,780 1,285,628
Eastern Co. SAE ................... 82,901 64,549
ITC Ltd. ......................... 860,422 2,728,010
Japan Tobacco, Inc. ................. 309,400 6,062,463
KT&G Corp. ...................... 17,069 1,167,750
Philip Morris International, Inc. .......... 222,808 21,119,970
Security
Shares
Shares Value
Tobacco (continued)
Swedish Match AB .................. 83,586 $ 731,941
34,424,356
Trading Companies & Distributors — 0.2%
Azelis Group NV
(g)
.................. 68,422 2,155,780
BOC Aviation Ltd.
(b)(e)
................ 1,469,500 12,261,524
Fastenal Co. ...................... 6,186 319,259
Ferguson plc ...................... 167,841 23,300,006
MonotaRO Co. Ltd. ................. 2,900 64,989
United Rentals, Inc.
(g)
................ 777 272,673
WW Grainger, Inc. .................. 2,058 808,918
39,183,149
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(e)(g)
................. 59,080 10,217,393
Atlantia SpA
(g)
..................... 378,230 7,137,838
Auckland International Airport Ltd.
(g)
...... 913,110 4,908,300
Beijing Capital International Airport Co. Ltd.,
Class H ....................... 4,658,000 2,730,613
Flughafen Zurich AG (Registered)
(g)
...... 56,840 10,126,832
Fraport AG Frankfurt Airport Services
Worldwide
(g)
.................... 158,394 10,966,385
Getlink SE ....................... 550,892 8,605,842
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(g)
...................... 1,114,329 12,956,372
Hamburger Hafen und Logistik AG ....... 143,428 3,223,113
Japan Airport Terminal Co. Ltd. ......... 71,700 3,518,638
Jiangsu Expressway Co. Ltd., Class H .... 11,652,000 11,773,773
Macquarie Infrastructure Holdings LLC .... 3,590 145,611
Shanghai International Port Group Co. Ltd.,
Class A ....................... 666,300 627,885
Shenzhen Expressway Co. Ltd., Class H ... 248,000 245,557
Shenzhen International Holdings Ltd. ..... 129,500 166,945
Sydney Airport
(g)(h)
.................. 1,953,701 11,473,765
Transurban Group
(g)(h)
................ 3,254,286 32,798,260
Westports Holdings Bhd. .............. 127,100 136,618
131,759,740
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 26,114 4,414,311
Beijing Enterprises Water Group Ltd. ...... 1,008,000 394,572
Guangdong Investment Ltd. ............ 834,000 1,088,308
Severn Trent plc ................... 128,516 4,499,232
10,396,423
Wireless Telecommunication Services — 0.2%
Axiata Group Bhd. .................. 311,800 289,986
Bharti Airtel Ltd.
(g)
................... 39,495 365,093
DiGi.Com Bhd. .................... 230,700 244,292
Etihad Etisalat Co. .................. 176,003 1,464,072
Far EasTone Telecommunications Co. Ltd. .. 229,000 505,014
Global Telecom Holding SAE
(d)(g)
......... 201,938 62,945
KDDI Corp. ....................... 38,900 1,280,709
Maxis Bhd. ....................... 177,700 199,072
Mobile Telecommunications Co. KSCP .... 333,099 660,460
Mobile Telecommunications Co. Saudi Arabia
(g)
328,098 1,224,671
SK Telecom Co. Ltd. ................. 6,922 1,880,128
SoftBank Corp. .................... 84,400 1,144,869
Taiwan Mobile Co. Ltd. ............... 252,000 893,765
Tele2 AB, Class B .................. 1,051,604 15,570,813
TIM SA
(g)
........................ 319,579 687,778
TIM SA, ADR
(c)(g)
................... 32,816 352,444
T-Mobile US, Inc.
(g)
.................. 6,327 808,337
Turkcell Iletisim Hizmetleri A/S .......... 182,248 312,705

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Vodacom Group Ltd. ................ 112,487 $ 1,075,961
29,023,114
Total Common Stocks — 23.1%
(Cost: $3,565,064,767) ........................... 4,218,697,690
Par (000)
Par (000)
Corporate Bonds — 31.9%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)(c)
:
7.50%, 12/01/24 ................. USD 1,309 1,361,360
7.50%, 03/15/25 ................. 2,962 3,024,854
7.13%, 06/15/26 ................. 4,900 5,145,000
7.88%, 04/15/27 ................. 1,325 1,373,661
6.00%, 02/15/28 ................. 2,680 2,710,150
7.45%, 05/01/34 ................. 362 423,087
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)(c)
2,887 2,973,610
Howmet Aerospace, Inc.:
5.13%, 10/01/24 ................. 306 337,457
6.88%, 05/01/25 ................. 500 585,010
5.90%, 02/01/27 ................. 1,156 1,358,300
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 2,960 3,067,300
L3Harris Technologies, Inc.:
3.83%, 04/27/25 ................. 355 385,958
4.40%, 06/15/28 ................. 2,570 2,932,642
2.90%, 12/15/29 ................. 60 62,739
1.80%, 01/15/31 ................. 3,565 3,440,183
4.85%, 04/27/35 ................. 500 616,712
5.05%, 04/27/45 ................. 120 156,719
Rolls-Royce plc, 5.75%, 10/15/27
(b)(c)
..... 4,361 4,818,905
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 1,278 1,351,485
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 356 385,815
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 11,477 12,237,351
6.25%, 03/15/26
(b)
................ 35,107 36,599,047
6.38%, 06/15/26 ................. 1,416 1,460,831
7.50%, 03/15/27 ................. 2,071 2,169,372
5.50%, 11/15/27 ................. 1,000 1,027,500
4.63%, 01/15/29 ................. 1,836 1,832,796
4.88%, 05/01/29 ................. 2,289 2,293,258
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 7,863 8,649,300
102,780,402
Air Freight & Logistics — 0.0%
FedEx Corp.:
3.10%, 08/05/29 ................. 781 834,880
4.55%, 04/01/46 ................. 795 939,686
1,774,566
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)(c)
........ 3,620 3,652,761
Air France-KLM, 3.88%, 07/01/26
(e)
...... EUR 400 459,939
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ USD 6,886 8,521,425
5.50%, 04/20/26 ................. 4,898 5,148,775
5.75%, 04/20/29 ................. 9,411 10,139,901
Avianca Holdings SA, 9.00%, 03/31/22
(c)
... 9,728 9,698,007
Delta Air Lines, Inc.:
7.38%, 01/15/26 ................. 825 971,966
4.75%, 10/20/28
(b)
................ 5,591 6,233,965
Deutsche Lufthansa AG
(e)
:
2.00%, 07/14/24 ................. EUR 1,000 1,179,555
3.75%, 02/11/28 ................. 500 608,168
3.50%, 07/14/29 ................. 1,200 1,435,279
Security
Par (000)
Par (000) Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 $ 3,077,021
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(e)(k)
............... EUR 600 682,193
2.75%, 03/25/25
(e)
................ 800 934,792
1.50%, 07/04/27
(e)
................ 200 213,287
1.13%, 05/18/28 ................. 1,200 1,369,045
3.75%, 03/25/29
(e)
................ 600 703,358
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,594 6,083,028
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 671,454
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 179,375
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 425 450,139
Series 2020-1, Class A, 5.88%, 10/15/27 10,337 11,567,217
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 ................. 3,948 4,051,635
4.63%, 04/15/29 ................. 3,439 3,554,035
81,586,320
Auto Components — 0.5%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 105 113,400
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 3,949 4,296,709
3.75%, 01/30/31 ................. 3,155 3,068,238
Clarios Global LP:
6.75%, 05/15/25
(b)
................ 4,587 4,839,285
4.38%, 05/15/26
(e)
................ EUR 1,500 1,796,191
6.25%, 05/15/26
(b)
................ USD 7,820 8,216,082
8.50%, 05/15/27
(b)
................ 15,417 16,399,834
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
.................... 1,800 1,980,000
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(e)
.................... EUR 650 767,986
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 2,566 2,686,390
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 845 845,000
Faurecia SE
(e)
:
3.75%, 06/15/28 ................. EUR 590 710,764
2.38%, 06/15/29 ................. 370 432,875
Goodyear Europe BV, 2.75%, 08/15/28
(e)
.. 424 495,171
Goodyear Tire & Rubber Co. (The):
5.00%, 07/15/29
(b)
................ USD 1,499 1,590,814
5.25%, 07/15/31
(b)
................ 2,265 2,412,225
5.63%, 04/30/33 ................. 2,448 2,668,320
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(e)
. EUR 977 1,072,293
Icahn Enterprises LP:
6.75%, 02/01/24 ................. USD 1,000 1,012,500
4.75%, 09/15/24 ................. 2,616 2,720,640
6.38%, 12/15/25 ................. 2,650 2,718,900
6.25%, 05/15/26 ................. 2,462 2,572,790
5.25%, 05/15/27 ................. 4,494 4,662,525
4.38%, 02/01/29 ................. 3,981 3,976,024
IHO Verwaltungs GmbH
(l)
:
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)(c)
.................. 600 615,000
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(e)
.................. EUR 906 1,076,963
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)(c)
.................. USD 200 208,478
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
200 210,500
Leather 2 SpA, (EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(a)
............... EUR 399 463,106
Nemak SAB de CV, 3.63%, 06/28/31
(b)(c)
... USD 4,140 4,098,600
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 486 495,720
Tenneco, Inc.:
5.00%, 07/15/26 ................. 117 115,232

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
7.88%, 01/15/29
(b)
................ USD 1,051 $ 1,173,179
5.13%, 04/15/29
(b)
................ 1,090 1,114,525
ZF Europe Finance BV
(e)
:
2.00%, 02/23/26 ................. EUR 1,200 1,402,144
2.50%, 10/23/27 ................. 500 591,586
ZF Finance GmbH
(e)
:
2.00%, 05/06/27 ................. 700 814,899
2.75%, 05/25/27 ................. 400 479,618
84,914,506
Automobiles — 0.2%
Ford Motor Co.:
8.50%, 04/21/23 ................. USD 515 566,469
9.00%, 04/22/25 ................. 640 769,619
4.35%, 12/08/26 ................. 1,169 1,244,985
9.63%, 04/22/30 ................. 635 898,827
4.75%, 01/15/43 ................. 1,794 1,880,345
5.29%, 12/08/46 ................. 704 784,080
General Motors Co.:
6.25%, 10/02/43 ................. 745 1,003,476
5.20%, 04/01/45 ................. 910 1,108,148
5.95%, 04/01/49 ................. 520 685,318
Hyundai Capital America
(b)
:
1.25%, 09/18/23 ................. 480 484,150
0.80%, 01/08/24 ................. 3,620 3,604,358
1.00%, 09/17/24 ................. 1,865 1,858,396
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)(c)
............... 150 150,345
7.75%, 10/15/25
(b)(c)
............... 570 615,287
6.88%, 11/15/26
(e)
................ EUR 400 515,608
5.88%, 01/15/28
(b)(c)
............... USD 200 200,760
4.50%, 07/15/28
(e)
................ EUR 848 968,289
Mclaren Finance plc, 7.50%, 08/01/26
(b)(c)
.. USD 375 379,594
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... 575 581,187
Nissan Motor Co. Ltd.
(b)(c)
:
3.04%, 09/15/23 ................. 4,540 4,722,809
4.35%, 09/17/27 ................. 1,195 1,312,901
4.81%, 09/17/30 ................. 340 382,399
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(e)
......... EUR 900 1,056,735
Renault SA
(e)
:
1.25%, 06/24/25 ................. 100 114,643
2.38%, 05/25/26 ................. 500 584,967
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. USD 5,039 5,070,494
Volkswagen Group of America Finance LLC
(b)(c)
:
0.75%, 11/23/22 ................. 1,880 1,885,499
1.25%, 11/24/25 ................. 305 303,627
3.20%, 09/26/26 ................. 305 326,394
Volvo Car AB, 2.50%, 10/07/27
(e)
....... EUR 428 539,769
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,937,150
36,536,628
Banks — 4.0%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(e)(m)
......... EUR 900 1,118,097
AIB Group plc
(a)
:
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(e)(m)
.................... 2,400 2,964,217
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)(c)
.................. USD 1,500 1,608,322
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(m)
..................... EUR 7,193 9,281,861
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(c)(e)(m)
....... USD 630 668,115
Security
Par (000)
Par (000) Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(c)
(e)(m)
........................ USD 2,062 $ 2,405,550
Banco Bilbao Vizcaya Argentaria SA
(a)(m)
:
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(e)
..................... EUR 200 248,026
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(e)
..................... 1,200 1,514,010
(USD Swap Semi 5 Year + 3.87%), 6.13%
(c)
USD 20,400 22,159,500
Banco BPM SpA
(a)(e)
:
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 444,664
(EUR Swap Annual 5 Year + 3.17%),
2.87%, 06/29/31 ............... 5,114 5,934,216
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(c)(m)
........... USD 820 870,891
Banco de Sabadell SA
(a)(e)
:
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(m)
..................... EUR 3,800 4,693,345
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 1,000 1,152,558
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 2,000 2,353,211
Banco do Brasil SA, 4.75%, 03/20/24
(c)(e)
... USD 3,165 3,363,406
Banco Espirito Santo SA
(g)(n)
:
2.63%, 05/08/17 ................. EUR 800 134,369
4.75%, 01/15/18
(e)
................ 1,500 251,941
4.00%, 01/21/19
(e)
................ 5,400 906,988
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)(c)
.............. USD 2,542 2,592,205
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
(c)
......................... 3,990 3,808,954
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(e)(m)
.................. EUR 5,200 6,190,269
2.75%, 05/28/25
(c)
................ USD 1,000 1,048,968
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(e)(m)
.................. EUR 6,400 7,739,854
1.85%, 03/25/26
(c)
................ USD 600 607,719
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)(c)
............. 800 796,282
3.31%, 06/27/29
(c)
................ 600 648,825
Bancolombia SA, 3.00%, 01/29/25
(c)
..... 2,355 2,380,463
Bangkok Bank PCL
(a)(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(m)
..................... 8,484 8,822,299
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 4,834 4,914,849
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(c)(e)
...... 5,188 5,286,896
Bank of America Corp.:
4.20%, 08/26/24 ................. 2,650 2,898,656
Series L, 3.95%, 04/21/25 .......... 1,610 1,754,517
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
... 1,990 1,992,746
4.45%, 03/03/26 ................. 2,220 2,485,800
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 5,267,451
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 26,099
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
... 265 254,922

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... USD 1,090 $ 1,109,968
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 1,325 1,349,208
Series L, 4.75%, 04/21/45 .......... 225 280,855
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... 445 549,276
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 1,760 2,082,655
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 190 182,060
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(e)(m)
.. 5,000 5,176,250
Bank of Cyprus PCL, (EUR Swap Annual 5
Year + 2.79%), 2.50%, 06/24/27
(a)(e)
.... EUR 1,025 1,168,062
Bank of East Asia Ltd. (The)
(a)(c)(e)(m)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... USD 6,917 7,150,449
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 5,153 5,384,885
Bank of Ireland Group plc
(a)
:
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(e)(m)
.................... EUR 2,700 3,468,548
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
2.03%, 09/30/27
(b)(c)
............. USD 1,795 1,793,955
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(c)(e)(m)
....................... 4,984 5,098,931
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(c)(m)
........................ 18,490 20,154,100
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(c)(m)
.................. 2,900 3,275,202
3.65%, 03/16/25
(c)
................ 395 424,449
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(m)
GBP 2,052 3,096,494
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(c)(m)
.................. USD 13,075 14,472,456
5.20%, 05/12/26
(c)
................ 1,700 1,943,712
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(c)(m)
.................. 12,535 12,526,225
4.84%, 05/09/28
(c)
................ 875 988,986
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)(c)
.................. 1,300 1,500,041
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(m)
GBP 3,026 4,492,768
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(c)(e)
........ USD 2,621 2,722,564
BNP Paribas SA:
(LIBOR USD 6 Month + 0.08%), 0.23%
(a)(c)
(m)
......................... 450 427,500
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(a)(e)(m)
.................. EUR 1,755 2,104,056
4.25%, 10/15/24
(c)
................ USD 585 639,114
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)(c)
................. 1,335 1,445,421
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)(c)
. 1,205 1,236,788
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)(c)
. 1,155 1,135,608
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(c)(m)
....................... 4,429 5,289,067
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(c)(m)
................. USD 11,935 $ 12,188,619
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(c)(e)(m)
............. 2,225 2,267,136
CaixaBank SA
(a)(m)
:
(EUR Swap Annual 5 Year + 6.22%),
6.37%
(e)
..................... EUR 3,600 4,502,964
(EUR Swap Annual 5 Year + 6.50%),
6.75%
(e)
..................... 8,200 10,638,287
(EUR Swap Annual 5 Year + 4.50%),
5.25%
(e)
..................... 1,800 2,225,294
(EUR Swap Annual 5 Year + 5.82%), 6.00% 1,800 2,156,088
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(e)(m)
........... USD 630 649,806
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
................... 1,000 1,019,616
3.20%, 10/21/26 ................. 800 862,540
4.45%, 09/29/27 ................. 4,225 4,804,623
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 275 303,883
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 425 446,840
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
... 1,775 1,817,844
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 2,355 2,400,461
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 665 671,540
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.12%
(a)(e)(m)
............ EUR 11,000 13,968,253
Cooperatieve Rabobank UA, 3.88%, 02/08/22
(c)
USD 250 253,207
Credit Agricole SA
(a)(b)(c)(m)
:
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 4,009,644
(USD Swap Semi 5 Year + 6.19%), 8.12% 3,886 4,692,345
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22
(c)
............... 270 278,831
Danske Bank A/S
(a)(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 1,460 1,466,947
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(m)
..................... 24,620 27,659,339
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 800 851,031
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(c)(e)(m)
.................. 2,000 2,106,940
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(c)(m)
......... 3,235 3,411,955
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(e)(m)
......... EUR 3,600 4,623,596
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(e)(m)
............. USD 4,139 4,118,305
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(c)(m)
........ 3,590 3,393,986
HSBC Holdings plc
(c)
:
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
................... 2,300 2,328,956
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,237,283
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(m)
......................... 4,019 4,386,417
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
... 1,710 1,706,988

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(m)
.................... USD 690 $ 691,725
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(m)
.................... 9,830 9,827,051
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 1,195 1,211,094
5.25%, 03/14/44 ................. 340 442,112
Huntington National Bank (The):
3.13%, 04/01/22 ................. 310 313,708
1.80%, 02/03/23 ................. 700 713,205
ING Groep NV
(c)
:
3.55%, 04/09/24 ................. 430 460,616
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(e)(m)
........................ 5,877 6,398,584
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(m)
......................... 2,010 2,218,236
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
... 985 990,583
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(m)
.................... 17,590 17,060,541
Intesa Sanpaolo SpA:
5.02%, 06/26/24
(b)(c)
............... 1,500 1,619,451
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(e)(m)
.................. EUR 2,050 2,614,820
5.71%, 01/15/26
(b)(c)
............... USD 1,000 1,121,885
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(e)(m)
.................. EUR 6,745 9,523,914
(EUR Swap Annual 5 Year + 5.75%),
5.88%, 03/04/29
(a)(e)
............. 700 907,074
5.15%, 06/10/30 ................. GBP 1,525 2,305,711
4.20%, 06/01/32
(b)(c)
............... USD 3,485 3,572,659
4.95%, 06/01/42
(b)(c)
............... 940 974,170
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(m)
.................... EUR 1,900 2,572,261
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)(c)
USD 3,245 3,252,885
JPMorgan Chase & Co.:
3.38%, 05/01/23 ................. 1,680 1,756,912
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 350 363,024
4.25%, 10/01/27 ................. 1,420 1,614,828
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 2,585 2,848,428
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
................... 100 111,744
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
... 290 338,394
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 1,050 1,064,561
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 2,687,680
5.50%, 10/15/40 ................. 970 1,328,093
5.40%, 01/06/42 ................. 480 657,685
5.63%, 08/16/43 ................. 15 20,767
4.95%, 06/01/45 ................. 765 999,974
Series W, (LIBOR USD 3 Month + 1.00%),
1.12%, 05/15/47
(a)
.............. 22,506 20,026,284
Kasikornbank PCL
(a)(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(m)
..................... 4,660 4,876,399
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 4,561 4,594,637
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(e)(m)
.............. EUR 5,000 6,139,255
Lloyds Banking Group plc
(c)
:
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
................... USD 1,000 1,025,990
Security
Par (000)
Par (000) Value
Banks (continued)
4.45%, 05/08/25 ................. USD 500 $ 554,667
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. 1,100 1,186,008
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(m)
......................... 3,975 4,611,431
4.58%, 12/10/25 ................. 2,350 2,623,036
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(m)
.................... 7,290 8,387,510
4.55%, 08/16/28 ................. 265 305,438
Macquarie Bank Ltd., (USD Swap Semi 5 Year
+ 3.70%), 6.13%
(a)(c)(e)(m)
........... 1,680 1,841,280
Mitsubishi UFJ Financial Group, Inc.
(c)
:
3.22%, 03/07/22 ................. 1,200 1,215,308
3.76%, 07/26/23 ................. 15 15,892
1.41%, 07/17/25 ................. 1,595 1,604,230
2.05%, 07/17/30 ................. 1,000 983,280
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(c)(e)(m)
........ 5,020 5,068,631
NatWest Group plc
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(c)
.............. 590 605,418
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(c)
................... 800 863,312
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(m)
. GBP 750 1,083,815
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(c)
.............. USD 665 664,956
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(c)
.............. 1,440 1,528,986
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(c)
.............. 1,210 1,211,605
Nordea Bank Abp
(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(e)(m)
.................. 5,594 6,429,632
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(m)
.................. 14,225 16,349,930
1.50%, 09/30/26
(b)
................ 1,700 1,694,951
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(m)
.................. 8,215 8,081,506
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................ 550 571,705
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(c)(e)(m)
........ 4,500 4,759,594
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 179,568
Santander UK Group Holdings plc:
(GBP Swap 5 Year + 5.54%), 7.38%
(a)(e)(m)
GBP 275 383,284
3.57%, 01/10/23
(c)
................ USD 2,745 2,768,622
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(e)(m)
GBP 5,825 8,613,844
(SOFR + 0.99%), 1.67%, 06/14/27
(a)(c)
.. USD 1,150 1,145,102
Santander UK plc, 3.75%, 11/15/21
(c)
..... 990 993,981
Shinhan Financial Group Co. Ltd.
(a)(c)(e)(m)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ...................... 1,420 1,518,335

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.88% ...................... USD 4,300 $ 4,267,750
Societe Generale SA
(a)(c)
:
(USD Swap Semi 5 Year + 4.98%), 7.88%
(e)
(m)
......................... 6,732 7,418,597
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
(m)
......................... 16,275 19,056,072
(USD Swap Rate 5 Year + 5.87%), 8.00%
(e)
(m)
......................... 3,783 4,429,439
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(b)(m)
.................... 18,745 19,155,141
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27
(b)
.............. 927 921,969
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)(m)
.................... 15,900 17,023,017
Standard Chartered plc
(a)(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
.............. 925 930,822
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(e)(m)
.................... 1,200 1,316,292
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(m)
.................... 11,150 10,968,813
Sumitomo Mitsui Financial Group, Inc.
(c)
:
2.35%, 01/15/25 ................. 1,675 1,739,228
2.75%, 01/15/30 ................. 950 988,985
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(e)(m)
........... 4,281 4,321,937
UniCredit SpA:
6.57%, 01/14/22
(b)(c)
............... 2,450 2,489,755
3.75%, 04/12/22
(b)(c)
............... 3,150 3,201,867
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(c)(e)(m)
....................... 24,210 26,419,162
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(a)(e)(m)
.................. EUR 1,000 1,236,539
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(e)(m)
.................. 4,418 6,025,963
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)(c)
............ USD 835 848,982
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)(c)
............ 1,025 1,022,402
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)(e)
............. EUR 1,000 1,258,612
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29
(a)(e)
............. 400 471,836
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32
(a)(e)
............. 400 481,131
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)(c)
............ USD 760 770,080
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)(c)
............ 1,475 1,627,286
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(a)(e)(m)
.................. EUR 4,000 4,528,574
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(m)
.................... 5,000 6,146,495
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp, 3.00%, 07/30/29 ......... USD 200 $ 214,839
Wells Fargo & Co.:
(LIBOR USD 3 Month + 0.50%), 0.63%,
01/15/27
(a)
................... 2,055 1,996,187
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 782,832
5.61%, 01/15/44 ................. 350 472,542
4.65%, 11/04/44 ................. 210 257,310
4.40%, 06/14/46 ................. 525 623,956
4.75%, 12/07/46 ................. 1,000 1,252,410
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 955 1,281,636
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)(c)
........ 460 450,416
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(e)(m)
.................. 4,903 5,095,443
730,296,392
Beverages — 0.1%
(c)
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
............... 2,795 2,840,419
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 ................. 1,245 1,504,509
4.90%, 02/01/46 ................. 1,700 2,089,665
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 ................. 1,170 1,377,414
4.60%, 04/15/48 ................. 460 549,159
4.50%, 06/01/50 ................. 790 943,040
4.75%, 04/15/58 ................. 1,601 1,963,123
5.80%, 01/23/59 ................. 195 275,463
Central American Bottling Corp., 5.75%,
01/31/27
(b)
.................... 5,119 5,252,734
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,034,296
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
2,515 2,642,007
20,471,829
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 ................. 365 366,266
3.80%, 03/15/25 ................. 850 922,975
3.60%, 05/14/25 ................. 605 654,458
4.55%, 03/15/35 ................. 150 179,762
4.40%, 11/06/42 ................. 2,075 2,478,757
4.70%, 05/14/45 ................. 470 579,847
4.45%, 05/14/46 ................. 650 783,277
4.88%, 11/14/48 ................. 840 1,077,554
4.25%, 11/21/49 ................. 225 266,502
Amgen, Inc.:
2.65%, 05/11/22 ................. 1,000 1,012,495
4.56%, 06/15/48 ................. 200 247,527
Biogen, Inc., 3.63%, 09/15/22 ......... 600 618,783
Cidron Aida Finco SARL:
5.00%, 04/01/28 ................. EUR 682 795,815
6.25%, 04/01/28 ................. GBP 663 902,751
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 459 446,378
Gilead Sciences, Inc.:
4.50%, 02/01/45 ................. 900 1,090,073
4.75%, 03/01/46 ................. 375 471,555
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(e)
EUR 517 605,604
HCRX Investments Holdco LP, 4.50%,
08/01/29
(b)
.................... USD 1,303 1,309,515
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
.................... 1,200 1,272,000
16,081,894

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 3,101 $ 3,237,444
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 1,008 987,689
Builders FirstSource, Inc.
(b)
:
6.75%, 06/01/27 ................. 1,074 1,138,440
5.00%, 03/01/30 ................. 880 937,754
4.25%, 02/01/32 ................. 430 439,675
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 910 883,492
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 3,461 3,678,956
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 1,794 1,798,485
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 1,714 1,833,980
HT Troplast GmbH, 9.25%, 07/15/25 ..... EUR 376 477,247
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 1,484 1,558,200
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 902 951,610
4.63%, 12/15/25 ................. 616 625,443
4.88%, 12/15/27 ................. 86 89,616
Masonite International Corp.
(b)
:
5.38%, 02/01/28 ................. 2,046 2,154,438
3.50%, 02/15/30 ................. 1,633 1,620,753
New Enterprise Stone & Lime Co., Inc.
(b)
:
5.25%, 07/15/28 ................. 799 807,989
9.75%, 07/15/28 ................. 773 840,637
PCF GmbH
(e)
:
4.75%, 04/15/26 ................. EUR 589 704,442
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 395 461,437
PGT Innovations, Inc., 4.38%, 10/01/29
(b)
.. USD 370 372,775
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
7,111 7,528,771
Standard Industries, Inc.:
2.25%, 11/21/26
(e)
................ EUR 419 478,634
5.00%, 02/15/27
(b)
................ USD 681 702,281
4.75%, 01/15/28
(b)
................ 625 648,438
4.38%, 07/15/30
(b)
................ 4,864 4,961,280
3.38%, 01/15/31
(b)
................ 1,717 1,634,069
Summit Materials LLC
(b)
:
6.50%, 03/15/27 ................. 445 466,694
5.25%, 01/15/29 ................. 1,062 1,115,100
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 1,082 1,036,015
44,171,784
Capital Markets — 1.2%
AG Issuer LLC, 6.25%, 03/01/28
(b)
...... 270 283,095
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 872,410
Coinbase Global, Inc.
(b)
:
3.38%, 10/01/28 ................. 2,559 2,458,764
3.63%, 10/01/31 ................. 2,713 2,579,046
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 3,105 3,248,606
Credit Suisse AG
(c)
:
3.00%, 10/29/21 ................. 580 581,138
2.80%, 04/08/22 ................. 780 790,501
1.25%, 08/07/26 ................. 1,400 1,380,115
Credit Suisse Group AG
(c)
:
3.80%, 06/09/23 ................. 280 295,001
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(m)
........................ 6,225 6,660,750
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
.................. 250 263,979
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(e)(m)
........................ 600 646,433
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(m)
........................ 11,634 12,534,332
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
.. 665 689,369
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(e)(m)
........................ USD 1,000 $ 1,108,450
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 3,955 4,029,231
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(m)
.................. 12,821 14,071,047
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(m)
.................. 4,848 5,072,220
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
.. 260 291,213
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
.. 475 485,700
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(m)
......................... 1,200 1,311,000
Deutsche Bank AG
(c)
:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
... 3,440 3,525,970
4.50%, 04/01/25 ................. 400 430,019
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(m)
.................... 23,000 24,207,500
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
.... 595 604,382
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
................... 1,200 1,243,824
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
... 200 206,497
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
................... 700 769,841
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 256,873
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
650 927,225
Goldman Sachs Group, Inc. (The):
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 1,400 1,401,666
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 993,083
3.75%, 02/25/26 ................. 675 740,701
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(m)
.................... 11,000 11,013,750
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 2,000 1,994,500
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 2,075 2,345,002
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 660 636,458
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 710 718,584
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
... 510 504,961
6.75%, 10/01/37 ................. 650 930,986
5.15%, 05/22/45 ................. 195 255,697
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)(e)
................... 1,900 1,786,000
Huarong Finance 2019 Co. Ltd.
(c)(e)
:
(LIBOR USD 3 Month + 1.13%), 1.25%,
02/24/23
(a)
................... 616 565,180
2.50%, 02/24/23 ................. 534 505,965
3.75%, 05/29/24 ................. 900 852,750
3.63%, 09/30/30 ................. 1,985 1,692,213
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(c)(e)
200 185,810
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 ................. 25 27,033
4.25%, 09/21/48 ................. 155 184,258
LPL Holdings, Inc.
(b)
:
4.63%, 11/15/27 ................. 1,092 1,132,950
4.00%, 03/15/29 ................. 200 205,430
4.38%, 05/15/31 ................. 1,045 1,090,719
Morgan Stanley:
4.88%, 11/01/22 ................. 1,235 1,293,768
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 2,295 2,369,596
3.95%, 04/23/27 ................. 425 472,646
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 855 857,544
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 990 985,293

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... USD 2,420 $ 2,653,863
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 1,985 2,046,719
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 1,785 1,967,366
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 180 188,301
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 250 240,297
MSCI, Inc.
(b)
:
4.00%, 11/15/29 ................. 1,438 1,522,411
3.63%, 09/01/30 ................. 1,842 1,904,168
3.88%, 02/15/31 ................. 2,218 2,326,127
3.63%, 11/01/31 ................. 1,086 1,130,064
3.25%, 08/15/33 ................. 1,914 1,935,934
Nomura Holdings, Inc.
(c)
:
1.65%, 07/14/26 ................. 455 453,321
2.61%, 07/14/31 ................. 580 577,893
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 960 1,013,467
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)(c)
................... 4,100 4,230,688
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.12%, 06/15/47
(a)
.......... 38,405 34,232,582
SURA Asset Management SA, 4.88%,
04/17/24
(b)(c)
................... 4,419 4,756,777
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(c)(m)
........................ 6,640 6,707,728
UBS Group AG
(a)(c)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(m)
......................... 13,976 15,247,257
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,061,831
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(e)(m)
.................... 850 921,092
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 525,059
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 955 943,942
(USD Swap Semi 5 Year + 4.87%), 7.00%
(e)
(m)
......................... 2,023 2,301,162
XP, Inc., 3.25%, 07/01/26
(b)(c)
.......... 5,489 5,338,053
221,793,176
Chemicals — 0.5%
Air Products and Chemicals, Inc., 2.80%,
05/15/50 ..................... 100 99,991
Alpek SAB de CV, 3.25%, 02/25/31
(b)(c)
.... 365 368,376
Ashland LLC, 3.38%, 09/01/31
(b)
........ 2,788 2,812,395
Avient Corp., 5.25%, 03/15/23 ......... 400 425,000
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 214 223,095
3.38%, 02/15/29 ................. 1,268 1,233,130
CeramTec BondCo GmbH, 5.25%, 12/15/25 EUR 400 472,792
Chemours Co. (The):
4.00%, 05/15/26 ................. 400 471,942
5.38%, 05/15/27 ................. USD 674 726,808
5.75%, 11/15/28
(b)
................ 2,581 2,702,823
4.63%, 11/15/29
(b)
................ 560 546,784
CVR Partners LP
(b)
:
9.25%, 06/15/23 ................. 38 38,095
6.13%, 06/15/28 ................. 3,170 3,324,538
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 1,845 1,872,675
Dow Chemical Co. (The), 3.60%, 11/15/50 . 100 106,132
Security
Par (000)
Par (000) Value
Chemicals (continued)
DuPont de Nemours, Inc.:
5.32%, 11/15/38 ................. USD 375 $ 483,252
5.42%, 11/15/48 ................. 150 206,341
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 265,351
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 10,121 10,222,210
Equate Petrochemical BV
(b)(c)
:
4.25%, 11/03/26 ................. 2,461 2,708,331
2.63%, 04/28/28 ................. 803 806,011
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 3,414 3,542,025
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,931 1,974,447
GPD Cos., Inc., 10.13%, 04/01/26
(b)
...... 110 119,075
HB Fuller Co., 4.25%, 10/15/28 ........ 1,733 1,763,328
Herens Midco SARL:
4.75%, 05/15/28
(b)(c)
............... 2,299 2,310,495
5.25%, 05/15/29
(e)
................ EUR 1,483 1,666,298
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,258 2,489,445
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
(c)
......................... 400 401,000
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 933 930,668
International Flavors & Fragrances, Inc.
(b)
:
1.23%, 10/01/25 ................. 655 649,606
3.47%, 12/01/50 ................. 735 771,365
Kraton Polymers LLC:
4.25%, 12/15/25
(b)
................ 645 674,025
5.25%, 05/15/26 ................. EUR 583 693,889
Kronos International, Inc., 3.75%, 09/15/25
(e)
200 235,145
LSB Industries, Inc., 6.25%, 10/15/28
(b)
... USD 710 716,212
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 860 860,000
LYB International Finance III LLC:
4.20%, 10/15/49 ................. 125 142,255
4.20%, 05/01/50 ................. 55 62,642
LyondellBasell Industries NV, 4.63%, 02/26/55 220 265,450
Methanex Corp.
(c)
:
5.13%, 10/15/27 ................. 300 324,375
5.65%, 12/01/44 ................. 150 160,875
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,341,487
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(e)
EUR 600 752,348
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(e)
807 958,154
Nobian Finance BV, 3.63%, 07/15/26
(e)
.... 583 668,780
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)(c)
USD 311 324,995
OCI NV, 5.25%, 11/01/24
(b)(c)
.......... 460 473,156
Olympus Water US Holding Corp.
(e)
:
3.88%, 10/01/28 ................. EUR 348 403,186
5.38%, 10/01/29 ................. 350 400,882
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)(c)
................... USD 1,900 1,895,991
Pearl Holding III Ltd., 9.50%, 12/11/22
(c)(e)(g)(n)
1,200 437,525
Phosagro OAO, 3.05%, 01/23/25
(b)(c)
..... 2,024 2,095,219
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
... 250 256,250
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,670 2,833,537
Sasol Financing USA LLC
(c)
:
4.38%, 09/18/26 ................. 1,650 1,669,883
5.50%, 03/18/31 ................. 2,705 2,759,776
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 ................. 2,447 2,459,235
6.63%, 05/01/29 ................. 1,368 1,313,280
Scotts Miracle-Gro Co. (The)
(b)
:
4.00%, 04/01/31 ................. 2,002 1,998,236
4.38%, 02/01/32 ................. 204 205,658
Sherwin-Williams Co. (The):
3.45%, 06/01/27 ................. 289 317,353
4.50%, 06/01/47 ................. 50 60,609
3.30%, 05/15/50 ................. 15 15,532

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)(c)
.............. USD 4,177 $ 4,005,743
SPCM SA, 3.13%, 03/15/27
(b)(c)
........ 1,016 1,017,219
Trinseo Materials Operating SCA, 5.38%,
09/01/25
(b)
.................... 625 634,375
Tronox, Inc.
(b)
:
6.50%, 05/01/25 ................. 165 173,196
4.63%, 03/15/29 ................. 570 567,150
Unifrax Escrow Issuer Corp., 5.25%, 09/30/28
(b)
980 992,250
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(c)(e)(m)
.................. 4,258 4,341,883
Valvoline, Inc.
(b)
:
4.25%, 02/15/30 ................. 225 233,280
3.63%, 06/15/31 ................. 9 8,887
WR Grace Holdings LLC
(b)
:
4.88%, 06/15/27 ................. 1,300 1,337,375
5.63%, 08/15/29 ................. 7,413 7,635,464
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)(c)
................... 630 648,900
96,105,486
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The)
(b)
:
4.13%, 08/01/29 ................. 450 447,251
4.88%, 07/15/32 ................. 5,627 5,676,236
Allied Universal Holdco LLC:
6.63%, 07/15/26
(b)
................ 14,544 15,377,080
9.75%, 07/15/27
(b)
................ 6,943 7,553,811
3.63%, 06/01/28 ................. EUR 756 859,319
4.63%, 06/01/28
(b)
................ USD 10,266 10,244,064
4.88%, 06/01/28 ................. GBP 310 410,990
6.00%, 06/01/29
(b)
................ USD 4,128 4,073,469
APX Group, Inc.
(b)
:
6.75%, 02/15/27 ................. 800 849,880
5.75%, 07/15/29 ................. 2,047 2,020,491
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 3,523 3,605,614
6.38%, 05/01/25 ................. 1,537 1,615,771
5.00%, 02/01/28 ................. 1,105 1,135,388
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 106,590
Cimpress plc, 7.00%, 06/15/26
(b)(c)
....... 305 318,091
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 1,927 1,999,262
5.13%, 07/15/29 ................. 1,050 1,149,750
Covanta Holding Corp., 5.00%, 09/01/30 .. 1,596 1,611,960
Deluxe Corp., 8.00%, 06/01/29
(b)
....... 2,980 3,114,100
Garda World Security Corp.
(b)(c)
:
4.63%, 02/15/27 ................. 2,119 2,119,000
9.50%, 11/01/27 ................. 1,398 1,513,125
GFL Environmental, Inc.
(b)(c)
:
4.25%, 06/01/25 ................. 535 551,719
3.75%, 08/01/25 ................. 2,236 2,300,285
5.13%, 12/15/26 ................. 5,236 5,498,376
4.00%, 08/01/28 ................. 4,434 4,400,745
3.50%, 09/01/28 ................. 1,663 1,673,394
4.75%, 06/15/29 ................. 2,339 2,403,322
4.38%, 08/15/29 ................. 1,036 1,046,360
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 3,513 3,671,085
Intrum AB
(e)
:
4.88%, 08/15/25 ................. EUR 438 531,183
3.50%, 07/15/26 ................. 952 1,126,182
3.00%, 09/15/27 ................. 500 576,343
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,439,100
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 ................. USD 445 $ 445,000
5.88%, 06/30/29 ................. 3,177 3,200,828
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
.................... 20 20,475
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 3,269 3,391,588
5.88%, 10/01/30 ................. 1,907 2,007,823
4.75%, 07/15/31 ................. 1,020 992,215
Paprec Holding SA, 3.50%, 07/01/28 ..... EUR 513 601,597
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. USD 1,048 1,117,744
5.75%, 04/15/26 ................. 4,232 4,578,010
3.38%, 08/31/27 ................. 413 396,224
6.25%, 01/15/28 ................. 1,869 1,932,135
Republic Services, Inc., 2.30%, 03/01/30 .. 600 607,549
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)(c)
................... 340 348,236
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
300 312,750
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 1,523 1,532,306
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................ EUR 883 1,052,625
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)(e)
. USD 570 289,738
Verde Bidco SpA, 4.63%, 10/01/26
(e)
..... EUR 231 272,416
Verisure Holding AB
(e)
:
3.50%, 05/15/23 ................. 1,205 1,407,006
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 346 408,304
3.88%, 07/15/26 ................. 538 638,772
3.25%, 02/15/27 ................. 1,626 1,891,614
Verisure Midholding AB, 5.25%, 02/15/29
(e)
. 901 1,070,684
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... USD 901 940,847
Waste Management, Inc.:
1.50%, 03/15/31 ................. 385 361,719
2.50%, 11/15/50 ................. 85 78,631
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 4,015 4,055,150
124,971,322
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 7,559 7,948,062
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 2,249 2,277,113
CommScope, Inc.
(b)
:
6.00%, 03/01/26 ................. 2,234 2,319,629
8.25%, 03/01/27 ................. 399 417,643
7.13%, 07/01/28 ................. 2,991 3,052,226
4.75%, 09/01/29 ................. 3,860 3,855,175
Motorola Solutions, Inc.:
4.60%, 05/23/29 ................. 1,025 1,190,359
2.30%, 11/15/30 ................. 680 668,340
2.75%, 05/24/31 ................. 915 933,773
Nokia OYJ
(c)
:
4.38%, 06/12/27 ................. 380 417,050
6.63%, 05/15/39 ................. 2,016 2,751,840
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 4,959 5,169,757
6.50%, 07/15/28 ................. 6,235 6,566,827
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 2,457 2,462,405
40,030,199
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ........... 1,873 2,074,348
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)(c)
................... 1,800 1,879,088
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 3,192 3,231,900

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Artera Services LLC, 9.03%, 12/04/25
(b)
... USD 495 $ 537,075
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 3,391 3,403,716
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............ 1,755 1,829,588
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(d)(e)(g)(n)
............ CNY 6,794 —
Delhi International Airport Ltd., 6.13%,
10/31/26
(c)(e)
................... USD 1,000 1,005,500
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 780 783,295
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29
(b)
.................... 100 102,290
GMR Hyderabad International Airport Ltd.
(c)(e)
:
5.38%, 04/10/24 ................. 6,136 6,273,293
4.25%, 10/27/27 ................. 630 601,768
Heathrow Finance plc
(f)
:
5.25%, 03/01/24 ................. GBP 200 281,607
4.62%, 09/01/29
(e)
................ 1,071 1,466,212
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 2,133 2,226,319
Mexico City Airport Trust, 4.25%, 10/31/26
(b)(c)
5,101 5,420,450
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(c)(e)
................... 3,270 3,142,208
Tutor Perini Corp., 6.88%, 05/01/25
(b)
..... 2,000 2,045,000
Weekley Homes LLC, 4.88%, 09/15/28
(b)
... 125 130,000
36,433,657
Construction Materials — 0.0%
Cemex SAB de CV
(b)(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%),
5.13%
(a)(m)
.................... 2,980 3,017,250
5.20%, 09/17/30 ................. 1,209 1,298,527
3.88%, 07/11/31 ................. 1,072 1,069,963
5,385,740
Consumer Finance — 1.0%
AerCap Ireland Capital DAC
(c)
:
3.15%, 02/15/24 ................. 2,650 2,763,296
1.75%, 01/30/26 ................. 745 737,390
Ally Financial, Inc.:
1.45%, 10/02/23 ................. 720 730,634
5.75%, 11/20/25 ................. 975 1,114,862
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(m)
............. 35,415 36,082,573
American Honda Finance Corp.:
1.95%, 05/10/23 ................. 590 604,241
1.20%, 07/08/25 ................. 1,420 1,427,767
Capital One Financial Corp.:
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(m)
.................... 16,300 16,789,000
3.80%, 01/31/28 ................. 560 622,204
Cembra Money Bank AG, 0.00%, 07/09/26
(e)(k)(o)
CHF 800 842,371
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(b)
USD 415 415,000
Credit Acceptance Corp., 6.63%, 03/15/26 . 680 710,600
Curo Group Holdings Corp., 7.50%, 08/01/28
(b)
1,665 1,682,016
Encore Capital Group, Inc.:
4.88%, 10/15/25
(e)
................ EUR 444 538,853
5.38%, 02/15/26 ................. GBP 300 423,877
4.25%, 06/01/28 ................. 897 1,206,443
Enova International, Inc., 8.50%, 09/15/25
(b)
. USD 3,610 3,727,325
Ford Motor Credit Co. LLC:
5.60%, 01/07/22 ................. 551 557,584
3.35%, 11/01/22 ................. 3,011 3,064,024
3.09%, 01/09/23 ................. 433 439,365
4.14%, 02/15/23 ................. 1,178 1,207,686
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.10%, 05/04/23 ................. USD 367 $ 372,964
4.38%, 08/06/23 ................. 586 610,237
3.81%, 01/09/24 ................. 1,775 1,832,688
5.58%, 03/18/24 ................. 1,700 1,827,228
4.69%, 06/09/25 ................. 200 214,000
5.13%, 06/16/25 ................. 5,855 6,359,994
4.13%, 08/04/25 ................. 3,078 3,254,985
3.38%, 11/13/25 ................. 724 743,910
4.39%, 01/08/26 ................. 2,800 2,985,500
2.70%, 08/10/26 ................. 2,250 2,254,500
4.13%, 08/17/27 ................. 319 338,299
3.82%, 11/02/27 ................. 297 308,137
2.90%, 02/16/28 ................. 3,210 3,205,987
5.11%, 05/03/29 ................. 1,834 2,049,495
4.00%, 11/13/30 ................. 1,938 2,015,520
3.63%, 06/17/31 ................. 200 201,250
General Motors Financial Co., Inc.:
4.20%, 11/06/21 ................. 640 642,258
3.55%, 07/08/22 ................. 1,690 1,730,231
3.25%, 01/05/23 ................. 5,750 5,930,392
2.40%, 04/10/28 ................. 255 257,223
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(c)(l)
..... 3,313 3,254,743
goeasy Ltd., 5.38%, 12/01/24
(b)(c)
....... 995 1,024,850
John Deere Capital Corp., 2.60%, 03/07/24 . 205 215,205
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(c)(e)(m)
........ 936 875,160
Manappuram Finance Ltd., 5.90%, 01/13/23
(c)(e)
6,044 6,203,788
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)(e)
.. 5,715 5,803,583
Navient Corp.:
7.25%, 09/25/23 ................. 628 684,847
6.13%, 03/25/24 ................. 1,821 1,949,836
5.88%, 10/25/24 ................. 600 640,500
6.75%, 06/15/26 ................. 2,820 3,112,237
5.00%, 03/15/27 ................. 500 515,000
4.88%, 03/15/28 ................. 978 985,951
5.63%, 08/01/33 ................. 150 142,687
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 800 821,000
5.63%, 03/15/23 ................. 630 662,662
6.13%, 03/15/24 ................. 885 945,623
6.88%, 03/15/25 ................. 3,103 3,486,996
7.13%, 03/15/26 ................. 6,074 7,038,247
3.50%, 01/15/27 ................. 2,628 2,629,183
6.63%, 01/15/28 ................. 3,075 3,536,250
3.88%, 09/15/28 ................. 290 288,185
5.38%, 11/15/29 ................. 47 50,941
4.00%, 09/15/30 ................. 8 7,960
PRA Group, Inc., 5.00%, 10/01/29
(b)
...... 620 620,775
Shriram Transport Finance Co. Ltd.
(c)(e)
:
5.95%, 10/24/22 ................. 3,988 4,052,306
5.10%, 07/16/23 ................. 8,077 8,209,766
SLM Corp., 4.20%, 10/29/25 .......... 225 241,223
Toyota Motor Credit Corp.:
1.15%, 08/13/27 ................. 1,525 1,502,423
3.38%, 04/01/30 ................. 327 362,665
World Acceptance Corp., 7.00%, 11/01/26
(b)
. 820 808,577
173,495,078
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)(c)
.... 7,635 8,111,162
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28
(e)
................ EUR 388 452,811
3.00%, 09/01/29
(e)
................ 759 880,380
4.00%, 09/01/29
(b)
................ USD 8,328 8,421,690

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 ................. USD 280 $ 292,398
4.13%, 08/15/26 ................. 5,183 5,379,954
5.25%, 08/15/27 ................. 6,990 7,115,855
Ball Corp.:
4.00%, 11/15/23 ................. 300 316,125
5.25%, 07/01/25 ................. 1,163 1,298,199
2.88%, 08/15/30 ................. 350 339,719
3.13%, 09/15/31 ................. 3,159 3,119,758
Berry Global, Inc., 1.57%, 01/15/26
(b)
..... 1,595 1,594,585
CANPACK SA, 3.13%, 11/01/25
(b)(c)
...... 810 823,922
Crown Americas LLC:
4.50%, 01/15/23 ................. 750 786,750
4.75%, 02/01/26 ................. 4,815 4,962,339
4.25%, 09/30/26 ................. 4,926 5,280,130
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 454,480
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 ................. 200 203,000
3.50%, 03/01/29 ................. 364 362,180
Greif, Inc., 6.50%, 03/01/27
(b)
.......... 495 517,330
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)(c)
................... 250 262,063
International Paper Co., 4.35%, 08/15/48 .. 150 183,608
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)(c)
................... 1,402 1,425,287
Klabin Austria GmbH, 3.20%, 01/12/31
(b)(c)
.. 2,905 2,774,275
Kleopatra Finco SARL, 4.25%, 03/01/26
(e)
.. EUR 438 496,307
LABL, Inc., 10.50%, 07/15/27
(b)
........ USD 730 786,575
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 3,999 4,033,991
OI European Group BV
(e)
:
3.13%, 11/15/24 ................. EUR 200 239,343
2.88%, 02/15/25 ................. 566 664,343
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
.................... USD 450 475,875
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
. 350 356,344
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)(c)
................... 5,500 5,403,750
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 ................. 486 507,870
4.00%, 12/01/27 ................. 523 556,943
Titan Holdings II BV, 5.13%, 07/15/29
(e)
... EUR 385 452,629
Trivium Packaging Finance BV
(f)
:
3.75%, 08/15/26
(e)
................ 100 118,499
5.50%, 08/15/26
(b)(c)
............... USD 7,598 7,957,461
8.50%, 08/15/27
(b)(c)
............... 11,326 12,161,293
WRKCo, Inc.:
3.75%, 03/15/25 ................. 325 351,712
3.90%, 06/01/28 ................. 890 992,757
3.00%, 06/15/33 ................. 655 685,760
91,599,452
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(b)
:
4.00%, 01/15/28 ................. 4,991 5,097,059
3.88%, 11/15/29 ................. 745 742,914
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
831 826,845
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%, 07/20/27
(a)
.......... EUR 190 221,517
Wolverine Escrow LLC, 9.00%, 11/15/26
(b)
.. USD 95 87,756
6,976,091
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
.................... USD 550 $ 555,161
Carriage Services, Inc., 4.25%, 05/15/29
(b)
. 376 376,414
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 998 1,042,211
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 1,634 1,589,065
Rekeep SpA, 7.25%, 02/01/26
(e)
........ EUR 1,260 1,573,393
Service Corp. International:
4.63%, 12/15/27 ................. USD 833 873,609
5.13%, 06/01/29 ................. 716 778,399
3.38%, 08/15/30 ................. 1,285 1,282,398
4.00%, 05/15/31 ................. 3,460 3,576,775
Sotheby's
(b)
:
7.38%, 10/15/27 ................. 4,779 5,053,792
5.88%, 06/01/29 ................. 1,776 1,827,060
18,528,277
Diversified Financial Services — 0.3%
Arrow Global Finance plc, 5.13%, 09/15/24 . GBP 908 1,223,439
CPI Acquisition, Inc., 8.63%, 03/15/26
(b)
... USD 2,917 3,164,945
doValue SpA, 3.38%, 07/31/26 ......... EUR 703 826,535
Garfunkelux Holdco 3 SA
(e)
:
6.75%, 11/01/25 ................. 1,732 2,094,333
7.75%, 11/01/25 ................. GBP 744 1,047,156
GE Capital Funding LLC, 3.45%, 05/15/25 . USD 2,630 2,836,586
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 4,350 5,220,227
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 3,083 3,125,391
Jefferson Capital Holdings LLC, 6.00%,
08/15/26
(b)
.................... 220 225,984
Midcap Financial Issuer Trust
(b)
:
6.50%, 05/01/28 ................. 330 344,708
5.63%, 01/15/30 ................. 250 247,500
MPH Acquisition Holdings LLC
(b)
:
5.50%, 09/01/28 ................. 2,489 2,482,155
5.75%, 11/01/28 ................. 600 565,188
NTT Finance Corp., 1.16%, 04/03/26
(b)(c)
... 1,945 1,933,857
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)(c)
...... 883 887,856
Petronas Capital Ltd., 3.50%, 04/21/30
(b)(c)
.. 4,599 4,978,096
ProGroup AG, 3.00%, 03/31/26
(e)
....... EUR 200 234,276
REC Ltd., 2.25%, 09/01/26
(c)(e)
......... USD 6,000 5,862,375
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. 2,322 2,683,744
7.38%, 09/01/25 ................. 1,453 1,548,608
Shell International Finance BV
(c)
:
2.38%, 11/07/29 ................. 20 20,775
4.38%, 05/11/45 ................. 10 12,276
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,954 3,083,238
Siemens Financieringsmaatschappij NV
(b)(c)
:
0.65%, 03/11/24 ................. 880 882,045
2.88%, 03/11/41 ................. 300 304,374
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 14,394 15,167,677
61,003,344
Diversified Telecommunication Services — 1.5%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................ EUR 500 616,242
8.00%, 05/15/27
(e)
................ 299 368,513
10.50%, 05/15/27
(b)(c)
.............. USD 14,913 16,308,857
6.00%, 02/15/28
(b)(c)
............... 2,886 2,771,931
Altice France SA:
2.50%, 01/15/25 ................. EUR 817 928,864
7.38%, 05/01/26
(b)(c)
............... USD 1,848 1,917,485
5.88%, 02/01/27 ................. EUR 1,400 1,695,250
8.13%, 02/01/27
(b)(c)
............... USD 11,961 12,870,036
5.50%, 01/15/28
(b)(c)
............... 4,359 4,431,904

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.13%, 01/15/29
(e)
................ EUR 1,099 $ 1,258,705
5.13%, 01/15/29
(b)(c)
............... USD 894 876,120
5.13%, 07/15/29
(b)(c)
............... 7,541 7,393,762
4.25%, 10/15/29
(e)
................ EUR 660 754,954
5.50%, 10/15/29
(b)(c)
............... USD 3,970 3,929,834
Arqiva Broadcast Finance plc, 6.75%, 09/30/23 GBP 700 962,168
AT&T, Inc.:
2.63%, 12/01/22 ................. USD 416 424,480
4.35%, 03/01/29 ................. 25 28,666
2.55%, 12/01/33 ................. 795 782,135
4.50%, 05/15/35 ................. 2,755 3,225,123
5.25%, 03/01/37 ................. 700 868,424
5.15%, 03/15/42 ................. 1,150 1,425,139
4.65%, 06/01/44 ................. 200 234,025
3.50%, 09/15/53 ................. 164 162,314
3.55%, 09/15/55 ................. 926 913,169
3.80%, 12/01/57 ................. 790 807,026
3.65%, 09/15/59 ................. 406 404,751
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)
(g)(n)
........................ 1,000 5,000
CCO Holdings LLC:
4.00%, 03/01/23
(b)
................ 165 165,772
5.13%, 05/01/27
(b)
................ 4,578 4,767,117
5.00%, 02/01/28
(b)
................ 1,891 1,974,015
5.38%, 06/01/29
(b)
................ 5,674 6,127,920
4.75%, 03/01/30
(b)
................ 4,890 5,112,373
4.50%, 08/15/30
(b)
................ 5,704 5,884,931
4.25%, 02/01/31
(b)
................ 5,263 5,354,313
4.50%, 05/01/32 ................. 2,165 2,229,950
4.50%, 06/01/33
(b)
................ 2,030 2,065,972
4.25%, 01/15/34
(b)
................ 8,242 8,164,731
Cellnex Telecom SA, 0.75%, 11/20/31
(e)(k)
.. EUR 5,200 5,918,441
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. USD 2,681 2,728,534
8.00%, 10/15/25 ................. 680 708,696
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 5,422 5,889,647
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(c)(f)
.............. 12 17,891
Embarq Corp., 8.00%, 06/01/36 ........ 1,400 1,501,346
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 3,485 3,702,813
5.00%, 05/01/28 ................. 5,279 5,542,950
6.75%, 05/01/29 ................. 3,802 4,006,357
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(c)(f)
.................. 2,572 2,639,515
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)(c)
....... 200 214,340
Level 3 Financing, Inc.:
5.38%, 05/01/25 ................. 550 561,859
4.63%, 09/15/27
(b)
................ 2,262 2,327,146
4.25%, 07/01/28
(b)
................ 1,996 2,011,429
3.75%, 07/15/29
(b)
................ 2,736 2,644,289
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)(c)
.............. 775 798,250
Lorca Telecom Bondco SA:
4.00%, 09/18/27
(e)
................ EUR 628 731,161
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... USD 1,103 1,209,164
Series Y, 7.50%, 04/01/24 .......... 2,989 3,310,317
5.13%, 12/15/26
(b)
................ 4,726 4,903,225
4.00%, 02/15/27
(b)
................ 3,281 3,352,526
Series G, 6.88%, 01/15/28 .......... 51 57,821
4.50%, 01/15/29
(b)
................ 4,495 4,355,565
5.38%, 06/15/29
(b)
................ 4,071 4,153,886
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series P, 7.60%, 09/15/39 .......... USD 1,436 $ 1,608,320
Series U, 7.65%, 03/15/42 .......... 2,721 3,047,520
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(e)(m)
.................. 10,215 10,868,122
Sable International Finance Ltd., 5.75%,
09/07/27
(b)(c)
................... 750 787,500
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 9,828 12,579,840
8.75%, 03/15/32 ................. 6,979 10,425,649
Switch Ltd.
(b)
:
3.75%, 09/15/28 ................. 3,449 3,500,735
4.13%, 06/15/29 ................. 3,122 3,203,952
Telecom Italia Capital SA
(c)
:
6.38%, 11/15/33 ................. 2,708 3,151,300
6.00%, 09/30/34 ................. 5,359 6,015,477
7.20%, 07/18/36 ................. 142 173,950
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 610 1,030,565
Telecom Italia SpA:
5.30%, 05/30/24
(b)(c)
............... USD 2,046 2,204,258
2.38%, 10/12/27
(e)
................ EUR 600 719,266
1.63%, 01/18/29
(e)
................ 1,349 1,529,409
Telefonica Emisiones SA, 4.90%, 03/06/48
(c)
USD 670 805,496
Telesat Canada
(b)(c)
:
5.63%, 12/06/26 ................. 150 144,000
4.88%, 06/01/27 ................. 2,137 1,966,040
Verizon Communications, Inc.:
3.88%, 02/08/29 ................. 2,575 2,888,069
4.02%, 12/03/29 ................. 24 27,195
1.50%, 09/18/30 ................. 285 269,714
1.68%, 10/30/30 ................. 711 676,114
2.55%, 03/21/31 ................. 420 425,162
5.85%, 09/15/35 ................. 690 926,878
4.27%, 01/15/36 ................. 1,510 1,773,816
2.65%, 11/20/40 ................. 1,000 939,571
3.40%, 03/22/41 ................. 1,855 1,937,255
2.85%, 09/03/41 ................. 440 429,427
3.85%, 11/01/42 ................. 480 527,753
4.86%, 08/21/46 ................. 200 254,698
3.55%, 03/22/51 ................. 251 264,704
2.99%, 10/30/56 ................. 160 147,738
3.70%, 03/22/61 ................. 1,439 1,519,480
Virgin Media Finance plc:
3.75%, 07/15/30 ................. EUR 661 775,240
5.00%, 07/15/30
(b)(c)
............... USD 200 205,095
Virgin Media Secured Finance plc:
5.25%, 05/15/29 ................. GBP 100 142,319
5.50%, 05/15/29
(b)(c)
............... USD 1,400 1,475,600
4.50%, 08/15/30
(b)(c)
............... 1,806 1,835,348
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
680 710,226
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 16,888 16,807,444
6.13%, 03/01/28 ................. 10,488 10,632,525
280,851,909
Electric Utilities — 0.6%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(c)(e)
................... 830 820,189
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 77,440
Alabama Power Co., 3.13%, 07/15/51 .... 100 102,501
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................ 430 432,329
Baltimore Gas & Electric Co.:
3.20%, 09/15/49 ................. 525 546,311
2.90%, 06/15/50 ................. 5 4,934
DPL, Inc., 4.35%, 04/15/29 ........... 1,225 1,332,187

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Drax Finco plc, 6.63%, 11/01/25
(b)(c)
...... USD 450 $ 464,625
Duke Energy Carolinas LLC:
6.05%, 04/15/38 ................. 100 139,902
3.70%, 12/01/47 ................. 600 666,357
3.20%, 08/15/49 ................. 982 1,018,613
Duke Energy Corp.:
2.45%, 06/01/30 ................. 225 227,389
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 9,390 9,346,565
Duke Energy Florida LLC:
2.50%, 12/01/29 ................. 2,225 2,301,275
1.75%, 06/15/30 ................. 255 247,267
3.85%, 11/15/42 ................. 320 362,657
Duke Energy Progress LLC, 3.45%, 03/15/29 2,868 3,170,670
Edison International, 2.40%, 09/15/22 .... 1,985 2,017,076
Emera US Finance LP, 0.83%, 06/15/24
(b)(c)
. 975 971,908
Enel Finance International NV, 1.38%,
07/12/26
(b)(c)
................... 1,590 1,580,960
Entergy Corp., 0.90%, 09/15/25 ........ 2,110 2,074,771
Eversource Energy, 2.80%, 05/01/23 ..... 690 711,402
Exelon Corp.:
3.95%, 06/15/25 ................. 595 647,794
4.70%, 04/15/50 ................. 250 315,909
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(f)
......... 2,068 2,268,966
2.65%, 03/01/30 ................. 1,201 1,194,995
Series B, 2.25%, 09/01/30 .......... 161 155,365
Series C, 7.38%, 11/15/31 .......... 1,779 2,430,221
Series C, 5.35%, 07/15/47
(f)
......... 4,691 5,720,083
Series C, 3.40%, 03/01/50 .......... 4,450 4,278,052
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 ................. 1,235 1,342,957
5.45%, 07/15/44 ................. 3,388 4,318,160
4.55%, 04/01/49 ................. 1,448 1,694,727
Florida Power & Light Co.:
3.70%, 12/01/47 ................. 365 421,334
3.15%, 10/01/49 ................. 550 582,371
Greenko Investment Co., 4.88%, 08/16/23
(c)(e)
2,238 2,253,107
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(c)(e)(g)
(n)
......................... 901 346,885
India Cleantech Energy, 4.70%, 08/10/26
(b)(c)
1,765 1,784,856
India Green Power Holdings, 4.00%, 02/22/27
(c)
(e)
......................... 708 707,912
Kallpa Generacion SA, 4.88%, 05/24/26
(c)(e)
. 4,804 5,118,662
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
............... 300 304,929
MidAmerican Energy Co.:
3.65%, 04/15/29 ................. 825 923,158
4.25%, 07/15/49 ................. 1,175 1,452,052
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)(e)
................... 9,160 9,118,872
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 ................. 257 271,046
3.55%, 05/01/27 ................. 215 235,871
1.90%, 06/15/28 ................. 600 600,377
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 ................. 365 386,444
4.25%, 09/15/24 ................. 35 36,925
Northern States Power Co.:
2.90%, 03/01/50 ................. 350 351,568
2.60%, 06/01/51 ................. 360 341,348
NRG Energy, Inc.:
6.63%, 01/15/27 ................. 2,071 2,145,452
2.45%, 12/02/27
(b)
................ 800 811,816
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.75%, 01/15/28 ................. USD 614 $ 653,143
5.25%, 06/15/29
(b)
................ 261 277,639
3.63%, 02/15/31
(b)
................ 2,068 2,031,293
3.88%, 02/15/32
(b)
................ 2,701 2,670,614
Ohio Power Co.:
4.00%, 06/01/49 ................. 975 1,135,804
Series R, 2.90%, 10/01/51 .......... 55 53,145
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 ................. 840 955,543
3.70%, 05/15/50 ................. 1,205 1,381,197
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.50%,
11/15/21
(a)
................... 2,330 2,330,941
3.45%, 07/01/25 ................. 1,460 1,524,882
3.30%, 12/01/27 ................. 1,065 1,096,122
4.45%, 04/15/42 ................. 475 473,045
4.00%, 12/01/46 ................. 258 248,779
4.95%, 07/01/50 ................. 872 927,695
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,869 2,990,932
PECO Energy Co., 2.85%, 09/15/51 ..... 130 127,547
PG&E Corp., 5.25%, 07/01/30 ......... 951 973,586
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 29,635
Progress Energy, Inc., 6.00%, 12/01/39 ... 350 482,192
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................ 600 635,870
Southern California Edison Co.:
Series J, 0.70%, 08/01/23 .......... 305 305,473
1.10%, 04/01/24 ................. 1,200 1,205,797
4.00%, 04/01/47 ................. 575 616,599
Series B, 4.88%, 03/01/49 .......... 70 83,579
Series 20A, 2.95%, 02/01/51 ........ 340 310,463
Series H, 3.65%, 06/01/51 .......... 435 446,418
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)(c)
................... 5,095 5,688,249
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)(e)
.............. 1,348 1,543,465
Tampa Electric Co.:
4.45%, 06/15/49 ................. 375 463,248
3.45%, 03/15/51 ................. 135 144,345
Virginia Electric & Power Co.:
Series B, 6.00%, 01/15/36 .......... 250 341,394
4.45%, 02/15/44 ................. 160 194,748
4.60%, 12/01/48 ................. 595 761,907
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 ................. 944 977,097
5.00%, 07/31/27 ................. 365 376,862
4.38%, 05/01/29 ................. 1,733 1,743,623
117,382,413
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
......... 4,411 4,543,330
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(e)
.................... EUR 588 675,838
Sensata Technologies BV
(b)
:
5.00%, 10/01/25 ................. USD 3,445 3,793,806
4.00%, 04/15/29 ................. 3,487 3,549,592
12,562,566
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 ................. EUR 1,260 1,489,719
3.88%, 03/15/28
(e)
................ 500 601,879
3.38%, 07/15/31
(e)
................ 436 523,963
CDW LLC:
4.13%, 05/01/25 ................. USD 1,250 1,295,312

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
3.25%, 02/15/29 ................. USD 3,050 $ 3,126,250
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 ................. 1,240 1,334,190
3.75%, 02/15/31 ................. 750 755,130
9,126,443
Energy Equipment & Services — 0.1%
Anton Oilfield Services Group, 7.50%,
12/02/22
(c)(e)
................... 1,725 1,712,386
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 1,728 1,814,400
6.25%, 04/01/28 ................. 3,358 3,472,928
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 421,219
Bristow Group, Inc., 6.88%, 03/01/28
(b)
.... 310 322,561
CGG SA, 7.75%, 04/01/27
(e)
.......... EUR 567 667,227
ChampionX Corp., 6.38%, 05/01/26 ...... USD 799 830,960
Halliburton Co.:
3.80%, 11/15/25 ................. 475 520,206
2.92%, 03/01/30 ................. 350 361,973
5.00%, 11/15/45 ................. 275 329,480
Hilong Holding Ltd., 9.75%, 11/18/24
(c)(e)
... 1,465 1,289,200
Nabors Industries, Inc., 9.00%, 02/01/25
(b)
.. 200 207,000
Oceaneering International, Inc.:
4.65%, 11/15/24 ................. 425 433,500
6.00%, 02/01/28 ................. 1,250 1,269,475
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 175 179,595
Precision Drilling Corp., 7.13%, 01/15/26
(b)(c)
500 513,750
Tervita Corp., 11.00%, 12/01/25
(b)(c)
...... 791 895,025
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 1,198,920
USA Compression Partners LP:
6.88%, 04/01/26 ................. 3,843 4,001,339
6.88%, 09/01/27 ................. 4,299 4,550,921
Vallourec SA, 8.50%, 06/30/26 ......... EUR 717 850,148
Weatherford International Ltd., 6.50%,
09/15/28
(b)
.................... USD 110 113,300
25,955,513
Entertainment — 0.2%
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)(c)
................... 200 206,250
Banijay Group SAS, 6.50%, 03/01/26
(e)
.... EUR 700 845,436
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 1,080 1,116,472
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 ................. 659 666,361
6.50%, 05/15/27 ................. 8,572 9,429,200
4.75%, 10/15/27 ................. 921 935,952
3.75%, 01/15/28 ................. 1,435 1,426,480
Netflix, Inc.:
4.38%, 11/15/26 ................. 1,040 1,162,200
4.88%, 04/15/28 ................. 673 775,633
5.88%, 11/15/28 ................. 4,740 5,808,396
6.38%, 05/15/29 ................. 343 433,895
5.38%, 11/15/29
(b)
................ 3,013 3,649,496
4.88%, 06/15/30
(b)
................ 4,366 5,140,965
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 3,266 3,276,418
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 101,965
Walt Disney Co. (The):
1.65%, 09/01/22 ................. 10 10,131
6.40%, 12/15/35 ................. 375 547,342
3.50%, 05/13/40 ................. 358 395,237
3.60%, 01/13/51 ................. 300 334,175
WMG Acquisition Corp.:
3.88%, 07/15/30
(b)
................ 1,234 1,283,360
2.25%, 08/15/31
(e)
................ EUR 773 894,609
38,439,973
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 ................. USD 1,925 $ 2,160,942
4.90%, 12/15/30 ................. 835 1,009,990
1.88%, 02/01/33 ................. 300 282,289
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
.................... 499 499,000
American Tower Corp.:
3.50%, 01/31/23 ................. 680 707,823
3.38%, 10/15/26 ................. 995 1,076,693
3.95%, 03/15/29 ................. 615 683,710
2.10%, 06/15/30 ................. 1,195 1,169,396
2.70%, 04/15/31 ................. 1,300 1,329,296
Boston Properties LP:
2.90%, 03/15/30 ................. 825 855,491
2.45%, 10/01/33 ................. 510 496,345
Brookfield Property REIT, Inc.
(b)
:
5.75%, 05/15/26 ................. 800 831,000
4.50%, 04/01/27 ................. 1,356 1,342,440
Camden Property Trust, 2.80%, 05/15/30 .. 290 306,070
Crown Castle International Corp.:
3.80%, 02/15/28 ................. 1,075 1,182,153
4.30%, 02/15/29 ................. 715 811,418
2.10%, 04/01/31 ................. 200 192,537
2.50%, 07/15/31 ................. 1,200 1,199,027
2.90%, 04/01/41 ................. 200 192,783
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 1,248 1,294,800
Diversified Healthcare Trust, 9.75%, 06/15/25 705 771,094
Duke Realty LP, 3.05%, 03/01/50 ....... 120 118,156
EPR Properties, 3.75%, 08/15/29 ....... 58 59,782
Equinix, Inc.:
2.90%, 11/18/26 ................. 575 609,780
3.00%, 07/15/50 ................. 225 213,397
2.95%, 09/15/51 ................. 665 624,382
ERP Operating LP, 2.85%, 11/01/26 ..... 530 563,533
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 990,961
GLP Capital LP, 4.00%, 01/15/31 ....... 830 895,238
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,491 1,513,365
Healthpeak Properties, Inc.:
3.00%, 01/15/30 ................. 458 483,114
2.88%, 01/15/31 ................. 75 78,214
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 ................. 1,000 1,038,180
4.88%, 09/15/29 ................. 900 942,750
5.25%, 07/15/30 ................. 5,758 6,110,562
4.50%, 02/15/31 ................. 980 994,014
5.63%, 07/15/32 ................. 5,727 6,142,208
iStar, Inc., 4.25%, 08/01/25 ........... 700 727,111
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)(e)
3,250 3,375,531
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 2,080 2,262,000
4.63%, 06/15/25
(b)
................ 2,345 2,526,738
4.50%, 09/01/26 ................. 3,798 4,130,325
5.75%, 02/01/27 ................. 2,046 2,352,900
4.50%, 01/15/28 ................. 4,794 5,237,445
3.88%, 02/15/29
(b)
................ 2,382 2,536,830
Mid-America Apartments LP, 1.70%, 02/15/31 230 218,244
MPT Operating Partnership LP:
5.25%, 08/01/26 ................. 1,055 1,085,331
5.00%, 10/15/27 ................. 1,392 1,466,820
4.63%, 08/01/29 ................. 3,406 3,654,638
3.50%, 03/15/31 ................. 7,440 7,588,800
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
.................... 1,675 1,771,045
Prologis LP, 2.25%, 04/15/30 .......... 600 610,774

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.:
3.88%, 04/15/25 ................. USD 450 $ 492,937
3.00%, 01/15/27 ................. 370 396,181
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 4,598 4,758,792
4.50%, 02/15/29
(b)
................ 2,738 2,743,531
RLJ Lodging Trust LP
(b)
:
3.75%, 07/01/26 ................. 1,035 1,040,175
4.00%, 09/15/29 ................. 1,121 1,119,251
SBA Communications Corp.:
4.88%, 09/01/24 ................. 4,513 4,588,480
3.88%, 02/15/27 ................. 4,571 4,736,699
Service Properties Trust:
4.65%, 03/15/24 ................. 500 505,000
4.35%, 10/01/24 ................. 238 241,149
7.50%, 09/15/25 ................. 2,332 2,618,230
5.50%, 12/15/27 ................. 1,323 1,409,935
4.38%, 02/15/30 ................. 850 807,678
Simon Property Group LP, 3.80%, 07/15/50 . 560 617,109
Trust Fibra Uno, 5.25%, 01/30/26
(b)(c)
..... 1,955 2,164,185
UDR, Inc.:
3.20%, 01/15/30 ................. 300 321,235
2.10%, 08/01/32 ................. 85 81,533
Uniti Group LP
(b)
:
7.88%, 02/15/25 ................. 1,250 1,320,750
4.75%, 04/15/28 ................. 3,581 3,657,096
6.50%, 02/15/29 ................. 3,468 3,567,410
6.00%, 01/15/30 ................. 1,095 1,085,419
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 707,371
VEREIT Operating Partnership LP:
3.95%, 08/15/27 ................. 360 403,536
2.20%, 06/15/28 ................. 320 323,809
2.85%, 12/15/32 ................. 245 254,520
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 1,385 1,412,700
4.25%, 12/01/26 ................. 4,856 5,071,267
3.75%, 02/15/27 ................. 3,497 3,619,395
4.63%, 12/01/29 ................. 2,586 2,779,950
4.13%, 08/15/30 ................. 6,977 7,395,620
Welltower, Inc., 2.05%, 01/15/29 ........ 485 481,818
XHR LP
(b)
:
6.38%, 08/15/25 ................. 450 477,396
4.88%, 06/01/29 ................. 220 225,960
140,742,582
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 915 898,636
Albertsons Cos., Inc.:
5.75%, 03/15/25 ................. 305 311,069
3.25%, 03/15/26
(b)
................ 2,763 2,804,445
4.63%, 01/15/27
(b)
................ 3,587 3,762,885
5.88%, 02/15/28
(b)
................ 1,903 2,026,695
4.88%, 02/15/30
(b)
................ 2,102 2,264,905
Casino Guichard Perrachon SA:
4.05%, 08/05/26
(f)
................ EUR 100 112,649
5.25%, 04/15/27 ................. 900 1,047,728
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(m)
.................... 800 658,406
Iceland Bondco plc
(e)
:
4.63%, 03/15/25 ................. GBP 600 751,849
4.38%, 05/15/28 ................. 625 747,386
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
.... USD 200 202,500
Ocado Group plc, 3.88%, 10/08/26
(c)
..... 835 1,125,079
Performance Food Group, Inc.
(b)
:
5.50%, 10/15/27 ................. 250 261,750
4.25%, 08/01/29 ................. 2,577 2,583,443
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Picard Groupe SAS, 3.88%, 07/01/26
(e)
... EUR 504 $ 592,682
Quatrim SASU, 5.88%, 01/15/24 ....... 900 1,073,373
SEG Holding LLC, 5.63%, 10/15/28
(b)
..... USD 120 125,100
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 724,193
US Foods, Inc., 4.75%, 02/15/29
(b)
...... 3,340 3,427,675
Walmart, Inc.:
2.50%, 09/22/41 ................. 20 19,913
2.65%, 09/22/51 ................. 830 826,190
26,348,551
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 4,281 4,454,381
4.63%, 11/15/28 ................. 1,734 1,790,355
General Mills, Inc., 3.00%, 02/01/51
(b)
.... 46 45,919
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(c)(e)
........... 630 645,277
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
350 365,907
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 ................. 1,906 2,061,816
6.50%, 04/15/29 ................. 5,804 6,485,970
5.50%, 01/15/30 ................. 1,185 1,317,981
3.75%, 12/01/31 ................. 2,678 2,786,539
JDE Peet's NV, 1.38%, 01/15/27
(b)(c)
...... 1,130 1,114,858
Knight Castle Investments Ltd., 7.99%,
01/23/21
(c)(e)(g)(n)
................. 231 161,989
Kraft Heinz Foods Co.:
4.63%, 01/30/29 ................. 500 570,810
3.75%, 04/01/30 ................. 1,600 1,743,367
4.25%, 03/01/31 ................. 7,669 8,669,966
5.00%, 07/15/35 ................. 837 1,029,314
6.88%, 01/26/39 ................. 2,541 3,751,364
4.63%, 10/01/39 ................. 1,024 1,193,453
6.50%, 02/09/40 ................. 1,215 1,725,295
5.00%, 06/04/42 ................. 3,010 3,691,283
5.20%, 07/15/45 ................. 986 1,235,009
4.38%, 06/01/46 ................. 5,204 5,921,215
4.88%, 10/01/49 ................. 9,738 11,852,070
5.50%, 06/01/50 ................. 10,214 13,476,051
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 ................. 400 406,832
4.88%, 11/01/26 ................. 800 819,616
4.88%, 05/15/28 ................. 661 726,604
Pilgrim's Pride Corp.
(b)
:
5.88%, 09/30/27 ................. 900 956,925
3.50%, 03/01/32 ................. 3,949 4,015,639
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 ................. 1,500 1,558,838
5.63%, 01/15/28 ................. 2,142 2,250,385
4.63%, 04/15/30 ................. 444 447,432
4.50%, 09/15/31 ................. 2,145 2,119,539
Premier Foods Finance plc, 3.50%, 10/15/26 GBP 569 771,468
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 3,808 3,836,560
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 687 854,205
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. USD 695 680,176
95,534,408
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 ................. 550 595,375
5.88%, 08/20/26 ................. 250 282,500
5.75%, 05/20/27 ................. 350 395,500
Atmos Energy Corp.:
0.63%, 03/09/23 ................. 525 525,017
2.85%, 02/15/52 ................. 305 291,307

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... USD 455 $ 437,102
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(c)
(e)
......................... 630 643,112
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)(c)
.............. 2,618 2,697,849
Promigas SA ESP, 3.75%, 10/16/29
(b)(c)
.... 925 924,607
Suburban Propane Partners LP:
5.88%, 03/01/27 ................. 800 834,000
5.00%, 06/01/31
(b)
................ 902 935,825
Superior Plus LP, 4.50%, 03/15/29
(b)(c)
.... 170 175,525
8,737,719
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 ................. 345 438,965
6.15%, 11/30/37 ................. 240 349,000
Avantor Funding, Inc.:
2.63%, 11/01/25
(e)
................ EUR 200 236,771
4.63%, 07/15/28
(b)
................ USD 6,645 6,993,863
Becton Dickinson and Co.:
3.73%, 12/15/24 ................. 158 170,738
3.70%, 06/06/27 ................. 2,175 2,408,567
4.69%, 12/15/44 ................. 540 672,922
4.67%, 06/06/47 ................. 100 124,851
3.79%, 05/20/50 ................. 61 68,155
DH Europe Finance II SARL, 2.05%, 11/15/22 715 728,659
Hologic, Inc.
(b)
:
4.63%, 02/01/28 ................. 300 315,750
3.25%, 02/15/29 ................. 962 962,457
Medtronic, Inc., 4.38%, 03/15/35 ....... 625 768,399
Mozart Debt Merger Sub, Inc.
(b)
:
3.88%, 04/01/29 ................. 4,014 4,014,000
5.25%, 10/01/29 ................. 8,461 8,461,000
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 5,484 5,785,620
7.25%, 02/01/28 ................. 4,784 5,119,477
Teleflex, Inc.:
4.63%, 11/15/27 ................. 350 364,875
4.25%, 06/01/28
(b)
................ 1,227 1,274,963
Varex Imaging Corp., 7.88%, 10/15/27
(b)
... 147 165,404
39,424,436
Health Care Providers & Services — 1.2%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 1,063 1,063,000
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 2,301 2,418,811
5.00%, 04/15/29 ................. 3,095 3,222,669
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 1,349 1,433,313
4.63%, 08/01/29 ................. 1,910 1,908,567
5.13%, 03/01/30 ................. 772 772,386
Aetna, Inc.:
4.75%, 03/15/44 ................. 550 681,751
3.88%, 08/15/47 ................. 126 139,738
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,226 2,248,260
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 621 600,818
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 828 803,160
Anthem, Inc.:
2.38%, 01/15/25 ................. 105 109,382
4.65%, 01/15/43 ................. 350 430,288
3.70%, 09/15/49 ................. 450 494,337
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(m)
.................... GBP 1,500 1,988,722
CAB SELAS, 3.38%, 02/01/28
(e)
........ EUR 714 834,242
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 682 $ 688,820
Centene Corp.:
4.25%, 12/15/27 ................. 552 577,751
2.45%, 07/15/28 ................. 5,052 5,077,260
4.63%, 12/15/29 ................. 5,929 6,461,424
3.00%, 10/15/30 ................. 8,688 8,905,200
2.50%, 03/01/31 ................. 10,352 10,209,660
2.63%, 08/01/31 ................. 3,219 3,197,240
Chrome Bidco SASU, 3.50%, 05/31/28
(e)
... EUR 693 819,795
Chrome Holdco SASU, 5.00%, 05/31/29
(e)
.. 332 394,187
Cigna Corp.:
4.13%, 11/15/25 ................. USD 400 444,511
6.13%, 11/15/41 ................. 240 338,115
4.90%, 12/15/48 ................. 580 741,573
3.40%, 03/15/50 ................. 155 160,074
CommonSpirit Health:
3.35%, 10/01/29 ................. 500 537,560
2.78%, 10/01/30 ................. 225 231,696
3.91%, 10/01/50 ................. 440 480,680
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. 10,556 11,044,215
8.00%, 03/15/26 ................. 9,717 10,304,636
5.63%, 03/15/27 ................. 3,600 3,769,668
8.00%, 12/15/27 ................. 400 436,000
6.00%, 01/15/29 ................. 2,569 2,723,140
6.88%, 04/15/29 ................. 273 273,641
6.13%, 04/01/30 ................. 1,702 1,653,876
CVS Health Corp.:
3.50%, 07/20/22 ................. 2,370 2,416,916
1.30%, 08/21/27 ................. 760 748,117
4.30%, 03/25/28 ................. 789 899,977
1.88%, 02/28/31 ................. 3,235 3,125,266
5.13%, 07/20/45 ................. 700 902,110
5.05%, 03/25/48 ................. 810 1,042,634
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 1,181 1,214,789
Encompass Health Corp.:
4.50%, 02/01/28 ................. 566 584,395
4.75%, 02/01/30 ................. 3,043 3,200,475
4.63%, 04/01/31 ................. 1,444 1,517,716
HCA, Inc.:
5.88%, 05/01/23 ................. 300 322,506
5.38%, 02/01/25 ................. 2,268 2,534,490
5.88%, 02/15/26 ................. 1,000 1,146,250
5.38%, 09/01/26 ................. 5,759 6,589,160
5.63%, 09/01/28 ................. 2,414 2,871,936
5.88%, 02/01/29 ................. 2,425 2,914,092
3.50%, 09/01/30 ................. 10,370 10,985,874
5.50%, 06/15/47 ................. 960 1,244,885
5.25%, 06/15/49 ................. 665 848,772
3.50%, 07/15/51 ................. 860 852,504
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 1,782 1,808,730
Humana, Inc., 2.15%, 02/03/32 ........ 255 249,103
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 302,516
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(e)(m)
GBP 800 1,075,525
Laboratoire Eimer Selas, 5.00%, 02/01/29 .. EUR 217 259,531
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. USD 1,540 1,618,309
4.38%, 02/15/27 ................. 1,962 1,957,095
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 3,050 2,966,125
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 867 911,434
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
.................... 1,546 1,602,506
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,951 3,120,682

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.:
5.38%, 11/15/22
(f)
................ USD 530 $ 546,403
4.38%, 06/15/28
(b)
................ 3,023 3,145,069
3.88%, 11/15/30
(b)
................ 2,020 2,110,900
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
... 480 484,800
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 4,944 5,302,440
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 649 685,506
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 1,537 1,581,189
Select Medical Corp., 6.25%, 08/15/26
(b)
... 2,130 2,239,908
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 4,077 4,148,347
10.00%, 04/15/27 ................ 4,850 5,238,000
Sutter Health:
Series 20A, 2.29%, 08/15/30 ........ 870 877,286
Series 20A, 3.36%, 08/15/50 ........ 244 258,098
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 417,476
Tenet Healthcare Corp.:
4.63%, 07/15/24 ................. 466 472,990
4.63%, 09/01/24
(b)
................ 1,371 1,401,848
7.50%, 04/01/25
(b)
................ 1,506 1,598,243
4.88%, 01/01/26
(b)
................ 6,639 6,870,834
6.25%, 02/01/27
(b)
................ 2,524 2,618,650
5.13%, 11/01/27
(b)
................ 7,002 7,299,585
4.63%, 06/15/28
(b)
................ 234 242,461
6.13%, 10/01/28
(b)
................ 3,548 3,727,085
4.25%, 06/01/29
(b)
................ 2,278 2,312,170
UnitedHealth Group, Inc.:
3.50%, 08/15/39 ................. 775 855,650
2.75%, 05/15/40 ................. 345 345,106
4.75%, 07/15/45 ................. 440 576,678
4.25%, 06/15/48 ................. 510 627,148
3.70%, 08/15/49 ................. 400 454,369
3.25%, 05/15/51 ................. 180 190,342
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 1,215 1,281,825
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 2,284 2,386,780
210,751,772
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 1,065 1,091,486
5.00%, 05/15/27 ................. 5,901 6,129,251
7,220,737
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)(c)
:
5.75%, 04/15/25 ................. 2,266 2,378,960
3.88%, 01/15/28 ................. 2,630 2,655,905
4.38%, 01/15/28 ................. 1,974 2,004,025
4.00%, 10/15/30 ................. 1,250 1,237,500
Accor SA, 0.70%, 12/07/27 ........... EUR 892 535,489
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 1,277 1,343,053
Bloomin' Brands, Inc., 5.13%, 04/15/29
(b)
.. 245 254,888
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 991 1,073,996
4.75%, 12/01/27 ................. 1,104 1,137,882
4.75%, 06/15/31
(b)
................ 3,025 3,119,531
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 2,540 2,622,550
Burger King France SAS, 6.00%, 05/01/24 . EUR 700 824,459
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 12,633 13,299,485
8.13%, 07/01/27 ................. 10,306 11,586,263
4.63%, 10/15/29 ................. 2,975 3,012,188
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... USD 5,140 $ 5,418,717
Carnival Corp.:
11.50%, 04/01/23
(b)
............... 469 523,522
10.13%, 02/01/26 ................ EUR 915 1,216,758
10.50%, 02/01/26
(b)
............... USD 3,235 3,753,247
7.63%, 03/01/26
(e)
................ EUR 636 794,174
5.75%, 03/01/27
(b)
................ USD 4,179 4,320,041
9.88%, 08/01/27
(b)
................ 2,816 3,249,977
4.00%, 08/01/28
(b)
................ 7,638 7,714,380
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
.................... 469 441,446
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,341,938
Cedar Fair LP:
5.50%, 05/01/25
(b)
................ 5,328 5,534,460
6.50%, 10/01/28 ................. 435 466,694
Champion Path Holdings Ltd.
(c)
:
4.50%, 01/27/26 ................. 4,832 4,928,640
4.85%, 01/27/28 ................. 4,811 4,869,033
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 6,993 7,255,238
4.75%, 01/15/28 ................. 1,982 2,073,667
Cirsa Finance International SARL
(e)
:
4.75%, 05/22/25 ................. EUR 1,133 1,315,691
4.50%, 03/15/27 ................. 274 313,935
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(e)(f)
.............. 736 907,961
10.75%, 09/30/23 ................ 139 173,486
4.50%, 11/01/23
(a)(b)(c)
.............. USD 518 328,562
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(l)
................... EUR 615 455,267
CPUK Finance Ltd.:
4.88%, 08/28/25 ................. GBP 619 840,296
4.50%, 08/28/27
(e)
................ 482 660,142
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... USD 546 559,475
Expedia Group, Inc.:
3.60%, 12/15/23 ................. 1,510 1,598,312
6.25%, 05/01/25
(b)
................ 308 355,103
2.95%, 03/15/31 ................. 890 899,398
Fortune Star BVI Ltd.
(c)(e)
:
5.95%, 01/29/23 ................. 630 639,371
6.75%, 07/02/23 ................. 10,490 10,846,005
6.85%, 07/02/24 ................. 1,558 1,616,425
5.95%, 10/19/25 ................. 6,198 6,306,465
5.05%, 01/27/27 ................. 5,930 5,796,575
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 476 511,700
Gamma Bidco SpA:
5.13%, 07/15/25 ................. EUR 380 449,082
6.25%, 07/15/25
(e)
................ 839 1,012,139
Genting New York LLC, 3.30%, 02/15/26
(b)
. USD 632 626,670
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 5,941 5,948,723
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 1,228 1,283,260
5.75%, 05/01/28
(b)
................ 1,614 1,738,278
4.88%, 01/15/30 ................. 3,234 3,469,306
4.00%, 05/01/31
(b)
................ 1,656 1,680,840
Hilton Grand Vacations Borrower Escrow LLC
(b)
:
5.00%, 06/01/29 ................. 380 387,600
4.88%, 07/01/31 ................. 262 262,983
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,214,680
International Game Technology plc:
6.50%, 02/15/25
(b)
................ 1,000 1,115,950
4.13%, 04/15/26
(b)
................ 205 213,071
3.50%, 06/15/26
(e)
................ EUR 200 237,624

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.25%, 01/15/29
(b)
................ USD 310 $ 331,319
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... 490 520,245
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 41,300
KFC Holding Co., 4.75%, 06/01/27
(b)
..... 525 548,105
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 2,132 2,206,620
8.00%, 04/15/26 ................. 1,212 1,284,720
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
791 764,474
Marriott Ownership Resorts, Inc., 6.13%,
09/15/25
(b)
.................... 620 654,875
Melco Resorts Finance Ltd.
(c)
:
4.88%, 06/06/25
(e)
................ 425 425,797
5.25%, 04/26/26
(e)
................ 9,061 9,110,836
5.63%, 07/17/27
(e)
................ 630 637,993
5.38%, 12/04/29
(b)
................ 400 406,600
5.38%, 12/04/29
(e)
................ 431 438,111
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)(c)
600 619,500
MGM China Holdings Ltd.
(c)(e)
:
5.25%, 06/18/25 ................. 4,566 4,609,662
5.88%, 05/15/26 ................. 3,334 3,405,473
MGM Resorts International:
7.75%, 03/15/22 ................. 4,734 4,864,185
6.00%, 03/15/23 ................. 5,798 6,131,037
5.75%, 06/15/25 ................. 261 284,490
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 2,327 2,370,631
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 701 804,398
5.88%, 03/15/26 ................. 2,065 2,116,625
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,800 1,867,500
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 1,923 2,064,821
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
688 680,019
Powdr Corp., 6.00%, 08/01/25
(b)
........ 1,605 1,685,250
Premier Entertainment Sub LLC
(b)
:
5.63%, 09/01/29 ................. 888 896,880
5.88%, 09/01/31 ................. 888 897,144
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)(c)
1,501 1,532,896
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 935 1,047,200
9.13%, 06/15/23 ................. 1,114 1,210,701
11.50%, 06/01/25 ................ 2,600 2,966,600
5.50%, 08/31/26 ................. 600 616,764
5.50%, 04/01/28 ................. 3,225 3,298,559
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 1,982 2,146,376
5.00%, 10/15/25 ................. 1,998 2,055,442
8.25%, 03/15/26 ................. 3,658 3,882,053
7.00%, 05/15/28 ................. 1,055 1,138,081
7.25%, 11/15/29 ................. 475 533,728
Sisal Group SpA, 7.00%, 07/31/23 ...... EUR 935 1,083,057
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,492,275
Stonegate Pub Co. Financing plc
(e)
:
8.00%, 07/13/25 ................. GBP 1,111 1,550,852
8.25%, 07/31/25 ................. 1,102 1,560,561
Studio City Finance Ltd.
(c)
:
6.00%, 07/15/25
(b)
................ USD 200 198,000
6.00%, 07/15/25
(e)
................ 1,000 990,000
5.00%, 01/15/29
(b)
................ 6,870 6,333,281
Travel + Leisure Co.:
6.63%, 07/31/26
(b)
................ 802 913,294
6.00%, 04/01/27
(f)
................ 500 554,112
4.63%, 03/01/30
(b)
................ 134 137,685
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 1,008,855
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... USD 1,358 $ 1,358,000
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
..... 600 592,020
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 834 870,638
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 ................. 300 302,250
5.50%, 03/01/25 ................. 750 765,000
5.25%, 05/15/27 ................. 2,243 2,265,385
Wynn Macau Ltd.
(c)
:
4.88%, 10/01/24
(b)
................ 250 241,844
4.88%, 10/01/24
(e)
................ 630 609,446
5.50%, 01/15/26
(e)
................ 6,674 6,448,752
5.50%, 10/01/27
(e)
................ 2,279 2,187,840
5.63%, 08/26/28
(b)
................ 540 515,194
5.13%, 12/15/29
(b)
................ 650 611,000
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 1,855 1,957,062
5.13%, 10/01/29 ................. 3,383 3,408,373
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................ 2,131 2,278,518
4.75%, 01/15/30
(b)
................ 3,298 3,574,438
3.63%, 03/15/31 ................. 1,000 1,005,340
4.63%, 01/31/32 ................. 283 302,103
5.35%, 11/01/43 ................. 48 52,800
277,017,466
Household Durables — 0.3%
Ashton Woods USA LLC
(b)
:
4.63%, 08/01/29 ................. 1,009 1,018,818
4.63%, 04/01/30 ................. 768 772,320
Beazer Homes USA, Inc.:
5.88%, 10/15/27 ................. 100 104,750
7.25%, 10/15/29 ................. 100 110,125
Brookfield Residential Properties, Inc.
(b)(c)
:
6.25%, 09/15/27 ................. 556 584,506
5.00%, 06/15/29 ................. 1,588 1,623,810
4.88%, 02/15/30 ................. 2,761 2,816,220
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,967,620
Century Communities, Inc.:
6.75%, 06/01/27 ................. 100 106,749
3.88%, 08/15/29
(b)
................ 330 333,300
Empire Communities Corp., 7.00%, 12/15/25
(b)
(c)
......................... 280 292,600
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 2,464 2,587,200
KB Home:
6.88%, 06/15/27 ................. 650 776,750
4.00%, 06/15/31 ................. 745 764,556
LGI Homes, Inc., 4.00%, 07/15/29
(b)
...... 3,056 3,048,360
M/I Homes, Inc.:
4.95%, 02/01/28 ................. 1,435 1,501,369
3.95%, 02/15/30
(b)
................ 635 636,587
Mattamy Group Corp.
(b)(c)
:
5.25%, 12/15/27 ................. 520 543,400
4.63%, 03/01/30 ................. 1,433 1,464,318
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 250 314,750
Meritage Homes Corp., 5.13%, 06/06/27 ... 745 829,744
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
520 547,180
Newell Brands, Inc.:
4.88%, 06/01/25 ................. 174 192,044
4.70%, 04/01/26
(f)
................ 500 551,265
5.87%, 04/01/36
(f)
................ 200 248,410
6.00%, 04/01/46
(f)
................ 814 1,052,095
Nobel Bidco BV, 3.13%, 06/15/28
(e)
...... EUR 582 669,104
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 2,344 2,478,522

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
Shea Homes LP
(b)
:
4.75%, 02/15/28 ................. USD 1,085 $ 1,116,194
4.75%, 04/01/29 ................. 250 256,875
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
1,807 1,760,560
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 300 342,000
5.75%, 01/15/28 ................. 225 250,650
5.13%, 08/01/30 ................. 61 65,652
Tempur Sealy International, Inc.
(b)
:
4.00%, 04/15/29 ................. 3,933 4,050,990
3.88%, 10/15/31 ................. 2,716 2,719,395
Toll Brothers Finance Corp., 4.35%, 02/15/28 80 87,600
TopBuild Corp., 3.63%, 03/15/29
(b)
...... 420 423,150
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 1,665 1,831,500
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 2,050 2,214,000
5.70%, 06/15/28 ................. 493 536,137
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 1,858 1,935,497
46,526,672
Household Products — 0.1%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 1,343 1,373,218
4.13%, 04/30/31
(b)
................ 1,491 1,514,149
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 1,014 1,031,486
4.38%, 03/31/29 ................. 108 107,184
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)(c)
................... 1,630 1,610,359
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)(c)
................... 410 409,393
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 ................. 340 365,500
5.50%, 07/15/30 ................. 946 1,047,695
3.88%, 03/15/31 ................. 712 719,408
8,178,392
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The):
1.38%, 01/15/26 ................. 1,345 1,327,343
2.45%, 01/15/31 ................. 860 848,169
Calpine Corp.
(b)
:
5.25%, 06/01/26 ................. 3,215 3,307,367
4.50%, 02/15/28 ................. 1,800 1,836,000
5.13%, 03/15/28 ................. 10,682 10,818,026
4.63%, 02/01/29 ................. 200 197,000
5.00%, 02/01/31 ................. 2,077 2,077,000
3.75%, 03/01/31 ................. 207 199,237
Clearway Energy Operating LLC
(b)
:
4.75%, 03/15/28 ................. 2,246 2,377,615
3.75%, 01/15/32 ................. 1,961 1,958,549
InterGen NV, 7.00%, 06/30/23
(b)(c)
....... 500 492,500
Talen Energy Supply LLC
(b)
:
7.25%, 05/15/27 ................. 150 141,505
6.63%, 01/15/28 ................. 680 630,700
26,211,011
Industrial Conglomerates — 0.0%
Alfa SAB de CV
(c)
:
6.88%, 03/25/44
(b)
................ 753 1,001,490
6.88%, 03/25/44
(e)
................ 387 514,710
General Electric Co., 6.88%, 01/10/39 .... 30 44,710
Roper Technologies, Inc.:
3.65%, 09/15/23 ................. 350 370,790
1.00%, 09/15/25 ................. 355 353,103
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
1.75%, 02/15/31 ................. USD 205 $ 195,485
2,480,288
Insurance — 0.7%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,764 1,741,615
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 9,546 9,641,460
6.75%, 10/15/27 ................. 12,596 13,036,860
Allianz SE
(a)(b)(c)(m)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 26,506,540
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 10,282,000
American International Group, Inc.:
3.40%, 06/30/30 ................. 660 720,185
4.50%, 07/16/44 ................. 905 1,104,911
4.80%, 07/10/45 ................. 355 450,360
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 2,098 2,127,477
Aon Corp., 3.75%, 05/02/29 .......... 550 612,224
Aon plc, 4.60%, 06/14/44 ............ 365 454,938
Ardonagh Midco 2 plc, 0.00%, (0.00% Cash or
12.70% PIK), 01/15/27
(b)(c)(l)
......... 566 602,687
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(e)(m)
.... 4,260 4,579,500
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. 2,020 2,032,524
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
1,461 1,455,521
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(c)(e)(m)
.................. 760 763,800
Galaxy Bidco Ltd., 6.50%, 07/31/26
(e)
..... GBP 1,267 1,784,213
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,482 2,618,510
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 72,338
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(c)(e)(m)
.. 1,721 1,743,911
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)(c)
................... 602 639,400
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 8,054 8,325,822
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(e)(m)
................... GBP 550 737,125
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(c)(e)(m)
........ USD 2,100 2,115,488
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(e)(m)
.............. GBP 2,175 3,274,940
Liberty Mutual Group, Inc.
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.12%, 12/15/51
(b)
.............. USD 11,150 11,457,457
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(e)
.............. EUR 300 362,969
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 1,364,346
NFP Corp.
(b)
:
4.88%, 08/15/28 ................. 3,486 3,545,262
6.88%, 08/15/28 ................. 9,089 9,280,323
Prudential Financial, Inc.:
3.91%, 12/07/47 ................. 265 307,208
3.94%, 12/07/49 ................. 105 123,725
4.35%, 02/25/50 ................. 425 532,503
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(c)(e)
. 677 763,250

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(e)
................... EUR 800 $ 1,067,999
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... USD 475 573,948
Travelers Cos., Inc. (The), 2.55%, 04/27/50 . 260 248,504
Unipol Gruppo SpA, 3.25%, 09/23/30
(e)
.... EUR 750 1,009,544
128,061,387
Interactive Media & Services — 0.0%
Alphabet, Inc.:
1.90%, 08/15/40 ................. USD 730 655,432
2.05%, 08/15/50 ................. 335 292,577
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 3,131 3,076,208
Tencent Holdings Ltd., 3.84%, 04/24/51
(b)(c)
. 460 480,484
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 2,849 3,041,307
7,546,008
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51
(c)
625 582,769
Amazon.com, Inc.:
3.15%, 08/22/27 ................. 525 577,242
3.88%, 08/22/37 ................. 1,075 1,269,317
4.05%, 08/22/47 ................. 245 297,244
2.50%, 06/03/50 ................. 360 337,159
3.10%, 05/12/51 ................. 654 683,725
2.70%, 06/03/60 ................. 295 277,002
3.25%, 05/12/61 ................. 895 952,516
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 3,887,465
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 1,328 1,384,440
3.50%, 03/01/29 ................. 960 951,600
HSE Finance SARL, 5.63%, 10/15/26 .... EUR 401 482,395
Match Group Holdings II LLC
(b)
:
5.00%, 12/15/27 ................. USD 300 314,018
4.63%, 06/01/28 ................. 3,160 3,303,701
5.63%, 02/15/29 ................. 1,965 2,114,772
4.13%, 08/01/30 ................. 2,523 2,627,074
3.63%, 10/01/31 ................. 1,842 1,820,135
MercadoLibre, Inc., 2.38%, 01/14/26
(c)
.... 11 10,821
Millennium Escrow Corp., 6.63%, 08/01/26
(b)
350 360,483
QVC, Inc.:
4.38%, 03/15/23 ................. 200 208,600
4.85%, 04/01/24 ................. 200 216,000
4.45%, 02/15/25 ................. 1,000 1,070,000
4.75%, 02/15/27 ................. 1,500 1,590,000
4.38%, 09/01/28 ................. 345 356,644
5.95%, 03/15/43 ................. 200 210,000
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(m)
............. EUR 925 1,080,667
Very Group Funding plc (The), 6.50%, 08/01/26 GBP 1,118 1,526,895
28,492,684
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21
(c)(e)
.. USD 5,755 5,745,792
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 3,073 3,057,635
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
729 734,467
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,324,134
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 544 548,080
Banff Merger Sub, Inc., 8.38%, 09/01/26
(e)
.. EUR 720 865,621
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 2,332 2,343,660
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 ................. 3,231 3,312,163
4.00%, 07/01/29 ................. 3,436 3,521,900
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 1,468 1,440,622
Security
Par (000)
Par (000) Value
IT Services (continued)
5.63%, 09/15/28 ................. USD 1,358 $ 1,362,923
Centurion Bidco SpA, 5.88%, 09/30/26
(e)
... EUR 785 951,889
Cogent Communications Group, Inc.
(b)
:
5.38%, 03/01/22 ................. USD 182 182,910
3.50%, 05/01/26 ................. 370 375,087
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... 1,103 1,047,850
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ 365 369,690
Fiserv, Inc.:
3.50%, 07/01/29 ................. 10 10,889
2.65%, 06/01/30 ................. 755 772,551
4.40%, 07/01/49 ................. 225 269,403
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 4,484 4,708,200
3.63%, 06/15/29 ................. 2,595 2,614,722
3.75%, 10/01/30 ................. 4,203 4,325,728
Global Payments, Inc.:
1.20%, 03/01/26 ................. 955 945,326
3.20%, 08/15/29 ................. 1,300 1,374,225
4.15%, 08/15/49 ................. 475 533,252
International Business Machines Corp.:
4.15%, 05/15/39 ................. 600 708,208
4.00%, 06/20/42 ................. 25 28,854
4.25%, 05/15/49 ................. 665 806,343
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)(c)
................... 1,471 1,499,871
Mastercard, Inc.:
1.90%, 03/15/31 ................. 230 230,779
3.85%, 03/26/50 ................. 160 190,261
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
.................... 1,007 1,022,105
Nexi SpA, 0.00%, 02/24/28
(o)
.......... EUR 600 670,720
Northwest Fiber LLC
(b)
:
4.75%, 04/30/27 ................. USD 1,598 1,607,388
6.00%, 02/15/28 ................. 1,782 1,772,520
PayPal Holdings, Inc.:
1.65%, 06/01/25 ................. 455 466,261
3.25%, 06/01/50 ................. 705 760,644
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 295 304,587
Square, Inc., 3.50%, 06/01/31
(b)
........ 4,721 4,842,471
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 1,215 1,275,750
Twilio, Inc., 3.88%, 03/15/31 .......... 2,539 2,599,454
Unisys Corp., 6.88%, 11/01/27
(b)
........ 2,062 2,252,735
United Group BV:
4.88%, 07/01/24 ................. EUR 866 1,014,607
4.00%, 11/15/27
(e)
................ 1,411 1,613,910
4.63%, 08/15/28
(e)
................ 742 861,859
VeriSign, Inc., 4.75%, 07/15/27 ........ USD 1,690 1,777,711
69,045,757
Leisure Products — 0.0%
Mattel, Inc.:
5.88%, 12/15/27
(b)
................ 4,409 4,778,254
3.75%, 04/01/29
(b)
................ 783 816,277
6.20%, 10/01/40 ................. 691 887,935
5.45%, 11/01/41 ................. 1,085 1,285,725
7,768,191
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 1,754 1,820,389
3.75%, 03/15/29 ................. 347 354,374
4.00%, 03/15/31 ................. 1,058 1,108,498
Indigo Merger Sub, Inc., 2.88%, 07/15/26 .. 2,941 2,970,410
Syneos Health, Inc., 3.63%, 01/15/29 .... 4,157 4,145,360
10,399,031

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. USD 360 $ 375,667
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)(c)
................... 1,189 1,219,355
Colfax Corp., 6.38%, 02/15/26
(b)
........ 1,853 1,948,800
Deere & Co., 3.75%, 04/15/50 ......... 25 29,841
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 583,456
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 4,123,473
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 3,167 3,228,757
Hillenbrand, Inc., 3.75%, 03/01/31 ....... 400 397,080
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(c)(l)
........ 2,542 2,700,875
IMA Industria Macchine Automatiche SpA:
3.75%, 01/15/28
(e)
................ EUR 677 790,084
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 585 683,002
Meritor, Inc., 4.50%, 12/15/28
(b)
........ USD 567 568,417
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 810,562
Novafives SAS, 5.00%, 06/15/25
(e)
...... EUR 787 852,366
Otis Worldwide Corp.:
3.11%, 02/15/40 ................. USD 108 110,700
3.36%, 02/15/50 ................. 10 10,461
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 3,580 3,667,280
Renk AG, 5.75%, 07/15/25
(e)
.......... EUR 709 854,532
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 1,002 1,027,050
Schenck Process Holding GmbH, 5.38%,
06/15/23
(e)
.................... EUR 788 919,626
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 818 882,417
Terex Corp., 5.00%, 05/15/29
(b)
........ 4,303 4,458,984
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)(c)
.. 4,187 4,277,963
Titan International, Inc., 7.00%, 04/30/28
(b)
. 371 390,941
TK Elevator Holdco GmbH:
6.63%, 07/15/28
(e)
................ EUR 630 774,851
7.63%, 07/15/28
(b)(c)
............... USD 2,551 2,726,381
TK Elevator Midco GmbH, 4.38%, 07/15/27
(e)
EUR 1,148 1,387,977
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
(c)
......................... USD 6,365 6,670,361
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,055 2,052,431
48,523,690
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26
(e)
....... EUR 1,100 1,409,886
Danaos Corp., 8.50%, 03/01/28
(b)(c)
...... USD 1,074 1,186,770
Seaspan Corp., 5.50%, 08/01/29
(b)(c)
..... 3,083 3,147,188
5,743,844
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 1,650 1,719,696
Altice Financing SA:
2.25%, 01/15/25
(e)
................ EUR 1,003 1,118,722
3.00%, 01/15/28 ................. 976 1,064,186
5.00%, 01/15/28
(b)(c)
............... USD 6,698 6,458,379
Series SEPT, 4.25%, 08/15/29
(e)
...... EUR 471 535,352
5.75%, 08/15/29
(b)(c)
............... USD 8,033 7,781,005
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 266 268,992
4.75%, 08/01/25 ................. 1,561 1,600,025
4.25%, 02/15/29 ................. 940 935,300
Audacy Capital Corp., 6.75%, 03/31/29
(b)
.. 365 367,891
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
.................... 1,110 1,132,200
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,248,472
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 821 817,921
Charter Communications Operating LLC:
4.46%, 07/23/22 ................. 2,670 2,737,838
Security
Par (000)
Par (000) Value
Media (continued)
4.50%, 02/01/24 ................. USD 655 $ 708,649
4.91%, 07/23/25 ................. 570 641,036
6.38%, 10/23/35 ................. 810 1,065,067
6.48%, 10/23/45 ................. 1,840 2,501,628
5.13%, 07/01/49 ................. 905 1,064,504
3.85%, 04/01/61 ................. 455 433,930
Clear Channel International BV, 6.63%,
08/01/25
(b)(c)
................... 2,352 2,449,020
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 ................. 4,071 4,284,727
7.50%, 06/01/29 ................. 5,663 5,889,520
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 12,818 13,264,195
Comcast Corp.:
3.15%, 03/01/26 ................. 2,725 2,944,640
2.35%, 01/15/27 ................. 300 314,658
4.15%, 10/15/28 ................. 1,632 1,876,856
2.65%, 02/01/30 ................. 225 234,742
3.75%, 04/01/40 ................. 1,000 1,123,524
4.00%, 08/15/47 ................. 240 274,453
2.80%, 01/15/51 ................. 1,705 1,613,850
2.89%, 11/01/51
(b)
................ 2,853 2,736,535
CSC Holdings LLC:
5.88%, 09/15/22 ................. 450 465,469
5.25%, 06/01/24 ................. 4,991 5,346,259
5.50%, 04/15/27
(b)
................ 970 1,009,867
5.38%, 02/01/28
(b)
................ 4,003 4,183,135
6.50%, 02/01/29
(b)
................ 3,885 4,207,261
5.75%, 01/15/30
(b)
................ 1,815 1,845,356
4.13%, 12/01/30
(b)
................ 3,261 3,199,856
4.63%, 12/01/30
(b)
................ 9,660 9,157,438
3.38%, 02/15/31
(b)
................ 980 911,400
4.50%, 11/15/31
(b)
................ 2,813 2,777,838
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
.................... 1,500 1,552,500
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
. 4,849 5,061,144
DISH DBS Corp.:
5.88%, 07/15/22 ................. 6,903 7,114,404
5.00%, 03/15/23 ................. 230 238,337
5.88%, 11/15/24 ................. 1,700 1,827,976
7.75%, 07/01/26 ................. 5,861 6,618,388
7.38%, 07/01/28 ................. 1,875 1,988,391
5.13%, 06/01/29 ................. 8,028 7,865,754
Fox Corp.:
3.67%, 01/25/22 ................. 65 65,685
3.05%, 04/07/25 ................. 575 611,982
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2,263 2,375,702
Gray Television, Inc.
(b)
:
7.00%, 05/15/27 ................. 505 541,612
4.75%, 10/15/30 ................. 250 245,625
Grupo Televisa SAB, 5.25%, 05/24/49
(c)
... 200 252,162
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 02/15/25
(b)
............... 150 159,532
iHeartCommunications, Inc.:
8.38%, 05/01/27 ................. 239 255,431
5.25%, 08/15/27
(b)
................ 214 222,359
4.75%, 01/15/28
(b)
................ 475 489,488
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 ................. 300 300,000
3.38%, 03/01/41 ................. 180 188,880
5.40%, 10/01/48 ................. 200 269,243
Lamar Media Corp., 4.00%, 02/15/30 ..... 958 986,261
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. 3,513 3,723,780
5.13%, 07/15/29 ................. 3,016 3,106,329

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Liberty Interactive LLC:
8.50%, 07/15/29 ................. USD 500 $ 567,500
8.25%, 02/01/30 ................. 400 445,000
Mav Acquisition Corp., 5.75%, 08/01/28
(b)
.. 300 294,750
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
1,577 1,631,801
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 576,443
News Corp., 3.88%, 05/15/29
(b)
........ 1,721 1,768,327
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 700 740,582
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 2,955 3,030,796
4.25%, 01/15/29 ................. 919 910,867
Quebecor Media, Inc., 5.75%, 01/15/23
(c)
.. 3,380 3,574,350
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 4,716 4,869,270
6.50%, 09/15/28 ................. 10,878 11,091,861
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 128 128,447
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 3,554 3,474,035
Sirius XM Radio, Inc.
(b)
:
3.13%, 09/01/26 ................. 4,137 4,193,884
5.00%, 08/01/27 ................. 1,192 1,245,640
4.00%, 07/15/28 ................. 4,419 4,493,570
5.50%, 07/01/29 ................. 4,563 4,933,744
4.13%, 07/01/30 ................. 78 78,362
3.88%, 09/01/31 ................. 5,059 4,942,010
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
200 204,980
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 631 793,812
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,919 2,328,460
Summer BidCo BV
(l)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 754 891,184
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 338 399,930
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................ USD 73 73,819
4.75%, 03/15/26
(b)
................ 585 610,228
4.63%, 03/15/28 ................. 750 766,762
5.00%, 09/15/29 ................. 3,350 3,450,668
Tele Columbus AG, 3.88%, 05/02/25
(e)
.... EUR 400 464,498
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)(c)
.............. USD 3,600 3,781,800
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
3,431 3,627,871
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
. 1,644 1,724,655
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 4,563 4,629,620
6.63%, 06/01/27 ................. 421 457,311
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)(c)
3,428 3,509,792
UPC Holding BV:
5.50%, 01/15/28
(b)(c)
............... 400 418,690
3.88%, 06/15/29
(e)
................ EUR 700 832,268
UPCB Finance VII Ltd., 3.63%, 06/15/29
(e)
.. 1,756 2,087,457
ViacomCBS, Inc.:
4.38%, 03/15/43 ................. USD 592 677,224
5.85%, 09/01/43 ................. 229 312,076
4.95%, 05/19/50 ................. 77 96,402
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
................... 450 515,250
Videotron Ltd.
(b)(c)
:
5.38%, 06/15/24 ................. 400 435,000
5.13%, 04/15/27 ................. 569 588,915
3.63%, 06/15/29 ................. 2,829 2,867,899
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................ GBP 567 777,949
Security
Par (000)
Par (000) Value
Media (continued)
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)(c)
.............. USD 4,887 $ 5,047,538
Ziggo Bond Co. BV
(b)(c)
:
6.00%, 01/15/27 ................. 783 809,473
5.13%, 02/28/30 ................. 2,365 2,425,249
Ziggo BV
(b)(c)
:
5.50%, 01/15/27 ................. 4,992 5,160,480
4.88%, 01/15/30 ................. 2,455 2,531,719
256,662,575
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.
(c)(e)
:
5.95%, 07/31/24 ................. 6,909 7,463,015
5.45%, 01/24/28 ................. 630 685,308
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(f)
................ 2,253 2,534,625
5.88%, 12/01/27 ................. 25 26,437
4.88%, 10/01/29 ................. 769 771,884
5.13%, 10/01/31 ................. 1,027 1,034,908
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30
(c)
.................... 1,245 1,273,012
Antofagasta plc, 2.38%, 10/14/30
(b)(c)
..... 1,540 1,486,100
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 1,922 2,018,523
6.13%, 02/15/28 ................. 3,386 3,589,228
Barrick North America Finance LLC, 5.75%,
05/01/43
(c)
.................... 30 41,323
BHP Billiton Finance USA Ltd., 5.00%,
09/30/43
(c)
.................... 41 54,613
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 8,400 9,082,500
Cleveland-Cliffs, Inc.
(b)
:
9.88%, 10/17/25 ................. 1,322 1,516,995
4.63%, 03/01/29 ................. 200 204,250
Commercial Metals Co., 5.38%, 07/15/27 .. 104 109,138
Constellium SE
(b)
:
5.88%, 02/15/26 ................. 7,037 7,142,555
5.63%, 06/15/28 ................. 1,468 1,542,274
3.75%, 04/15/29 ................. 5,396 5,255,272
FMG Resources August 2006 Pty. Ltd.
(b)(c)
:
5.13%, 05/15/24 ................. 545 581,951
4.50%, 09/15/27 ................. 595 629,183
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 3,038 3,178,508
5.40%, 11/14/34 ................. 168 201,810
5.45%, 03/15/43 ................. 7,453 9,176,506
Fresnillo plc, 4.25%, 10/02/50
(b)(c)
....... 3,085 3,200,302
Glencore Funding LLC
(c)
:
0.00%, 03/27/25
(o)
................ 800 797,656
2.63%, 09/23/31
(b)
................ 705 690,407
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)(c)
................... 4,309 4,627,597
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)(c)
................... 1,835 2,030,313
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 1,579 1,750,716
JSW Steel Ltd.
(c)(e)
:
5.95%, 04/18/24 ................. 630 665,949
5.38%, 04/04/25 ................. 4,173 4,387,649
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 ................. 244 251,930
4.50%, 06/01/31 ................. 980 1,004,500
KME SE, 6.75%, 02/01/23
(e)
.......... EUR 630 689,974
Mineral Resources Ltd., 8.13%, 05/01/27
(b)(c)
USD 615 667,976
New Gold, Inc., 7.50%, 07/15/27
(b)(c)
..... 4,149 4,268,823
Newmont Corp.:
3.70%, 03/15/23 ................. 220 227,916

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
2.80%, 10/01/29 ................. USD 235 $ 244,416
5.45%, 06/09/44 ................. 300 407,235
Nexa Resources SA, 5.38%, 05/04/27
(b)(c)
.. 3,557 3,719,955
Novelis Corp.
(b)
:
3.25%, 11/15/26 ................. 3,515 3,564,843
4.75%, 01/30/30 ................. 6,056 6,375,151
3.88%, 08/15/31 ................. 5,335 5,276,582
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(e)
EUR 595 718,138
Nucor Corp.:
2.00%, 06/01/25 ................. USD 205 211,032
2.98%, 12/15/55
(b)
................ 75 73,241
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,824 5,164,092
Southern Copper Corp., 5.88%, 04/23/45
(c)
. 150 202,875
Steel Dynamics, Inc.:
2.40%, 06/15/25 ................. 95 98,873
1.65%, 10/15/27 ................. 535 529,387
3.25%, 10/15/50 ................. 310 306,229
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
.. 200 199,250
Taseko Mines Ltd., 7.00%, 02/15/26
(b)(c)
... 2,257 2,288,034
thyssenkrupp AG, 2.88%, 02/22/24
(e)
..... EUR 2,862 3,398,078
United States Steel Corp.:
6.25%, 03/15/26 ................. USD 42 43,312
6.88%, 03/01/29 ................. 2,065 2,201,734
Vale Overseas Ltd.
(c)
:
6.25%, 08/10/26 ................. 367 434,638
3.75%, 07/08/30 ................. 2,790 2,879,838
Vedanta Resources Finance II plc
(c)
:
8.00%, 04/23/23
(e)
................ 6,094 5,918,036
13.88%, 01/21/24
(e)
............... 2,425 2,603,844
8.95%, 03/11/25
(b)
................ 1,278 1,274,805
8.95%, 03/11/25
(e)
................ 2,927 2,919,682
Vedanta Resources Ltd.:
7.13%, 05/31/23
(c)(e)
............... 6,730 6,438,927
142,353,853
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
.................... 100 100,777
Starwood Property Trust, Inc.:
5.00%, 12/15/21 ................. 831 832,662
5.50%, 11/01/23
(b)
................ 217 227,629
4.75%, 03/15/25 ................. 550 578,875
3.63%, 07/15/26
(b)
................ 515 518,862
2,258,805
Multiline Retail — 0.0%
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)(c)
................... 630 640,946
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(b)
170 184,956
Marks & Spencer plc, 4.50%, 07/10/27
(e)(f)
.. GBP 500 718,589
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. USD 3,038 3,224,077
Nordstrom, Inc., 5.00%, 01/15/44 ....... 127 124,540
4,893,108
Multi-Utilities — 0.0%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ..................... 825 877,020
Consumers Energy Co., 3.25%, 08/15/46 .. 875 917,190
Dominion Energy, Inc.:
Series B, 2.75%, 09/15/22 .......... 1,210 1,231,100
3.90%, 10/01/25 ................. 1,120 1,224,280
NiSource, Inc.:
3.60%, 05/01/30 ................. 400 438,510
3.95%, 03/30/48 ................. 490 554,481
San Diego Gas & Electric Co., 2.95%, 08/15/51 250 247,750
Sempra Energy:
3.40%, 02/01/28 ................. 1,075 1,159,388
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.80%, 02/01/38 ................. USD 825 $ 913,034
7,562,753
Oil, Gas & Consumable Fuels — 3.1%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(c)
(e)
......................... 1,600 1,734,300
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 3,599 3,886,920
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 3,355 3,668,525
5.75%, 03/01/27 ................. 1,634 1,688,003
5.75%, 01/15/28 ................. 732 758,535
5.38%, 06/15/29 ................. 2,488 2,562,640
Antero Resources Corp.:
5.00%, 03/01/25 ................. 200 204,850
8.38%, 07/15/26
(b)
................ 133 150,653
7.63%, 02/01/29
(b)
................ 3,196 3,573,128
5.38%, 03/01/30
(b)
................ 533 561,329
Apache Corp.:
4.63%, 11/15/25 ................. 305 327,875
4.38%, 10/15/28 ................. 750 810,938
4.25%, 01/15/30 ................. 1,287 1,386,768
5.10%, 09/01/40 ................. 3,285 3,679,134
5.25%, 02/01/42 ................. 599 657,403
5.35%, 07/01/49 ................. 736 817,475
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 1,810 2,479,700
8.25%, 12/31/28 ................. 1,150 1,253,500
5.88%, 06/30/29 ................. 3,645 3,724,188
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)(c)
1,500 1,515,000
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24
(c)(e)
................... 630 662,603
BP Capital Markets America, Inc.:
3.19%, 04/06/25 ................. 730 781,420
3.02%, 01/16/27 ................. 582 625,587
3.59%, 04/14/27 ................. 732 808,229
4.23%, 11/06/28 ................. 758 869,358
3.63%, 04/06/30 ................. 830 925,326
1.75%, 08/10/30 ................. 60 58,327
3.06%, 06/17/41 ................. 1,025 1,034,931
BP Capital Markets plc:
1.00%, 04/28/23
(e)(k)
............... GBP 600 843,187
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(c)(m)
.................. USD 12,000 12,787,800
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(c)(m)
.................. 20,125 22,122,610
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ 318 329,530
5.85%, 11/15/43 ................. 1,712 1,713,541
5.60%, 10/15/44 ................. 978 951,105
Callon Petroleum Co.:
6.13%, 10/01/24 ................. 745 732,134
9.00%, 04/01/25
(b)
................ 4,669 5,048,613
8.00%, 08/01/28
(b)
................ 4,358 4,303,525
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 ................. 500 495,625
9.25%, 07/15/24
(b)
................ 200 217,000
11.00%, 04/15/25
(b)
............... 542 586,715
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 565 603,478
Cenovus Energy, Inc., 3.75%, 02/15/52
(c)
.. 85 82,598
Centennial Resource Production LLC
(b)
:
5.38%, 01/15/26 ................. 1,548 1,519,053
6.88%, 04/01/27 ................. 1,769 1,802,142
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ................. 995 1,123,982

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.13%, 06/30/27 ................. USD 1,165 $ 1,346,865
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 2,671 2,839,620
4.00%, 03/01/31
(b)
................ 5,101 5,341,767
3.25%, 01/31/32
(b)
................ 4,098 4,111,524
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 13,006 13,705,073
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 ................. 60 62,700
5.88%, 02/01/29 ................. 71 75,860
Cimarex Energy Co., 3.90%, 05/15/27 .... 155 169,589
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 1,719 1,757,677
6.38%, 06/15/26 ................. 1,785 1,820,700
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
861 874,324
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 ................. 1,700 1,809,990
6.00%, 01/15/29 ................. 406 429,345
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 ................. 1,517 1,596,643
5.88%, 07/01/29 ................. 2,432 2,450,240
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 ................. 1,671 1,737,138
6.75%, 03/01/29 ................. 3,747 4,046,760
5.88%, 01/15/30 ................. 2,270 2,360,800
ConocoPhillips, 3.75%, 10/01/27
(b)
...... 800 893,471
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 374 387,557
4.38%, 01/15/28 ................. 500 553,125
5.75%, 01/15/31
(b)
................ 250 302,188
4.90%, 06/01/44 ................. 466 521,920
Continuum Energy Levanter Pte. Ltd.
(c)
:
4.50%, 02/09/27
(b)
................ 1,042 1,070,784
4.50%, 02/09/27
(e)
................ 4,325 4,444,261
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 2,813 2,991,766
Crestwood Midstream Partners LP:
5.75%, 04/01/25 ................. 75 76,594
5.63%, 05/01/27
(b)
................ 860 885,112
6.00%, 02/01/29
(b)
................ 1,450 1,517,262
CrownRock LP
(b)
:
5.63%, 10/15/25 ................. 5,899 6,037,332
5.00%, 05/01/29 ................. 160 167,056
DCP Midstream Operating LP:
3.88%, 03/15/23 ................. 300 307,071
5.38%, 07/15/25 ................. 645 712,725
6.45%, 11/03/36
(b)
................ 1,578 1,960,791
6.75%, 09/15/37
(b)
................ 5,096 6,573,840
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
.................. 375 348,750
5.60%, 04/01/44 ................. 350 407,750
Delek Logistics Partners LP, 7.13%, 06/01/28
(b)
1,000 1,065,475
Devon Energy Corp.:
8.25%, 08/01/23
(b)
................ 286 320,104
5.25%, 10/15/27
(b)
................ 1,070 1,137,305
4.75%, 05/15/42 ................. 323 368,629
Diamondback Energy, Inc.:
2.88%, 12/01/24 ................. 1,680 1,764,002
4.75%, 05/31/25 ................. 50 55,852
3.50%, 12/01/29 ................. 1,400 1,497,211
3.13%, 03/24/31 ................. 269 279,321
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 ................. 3,527 3,576,590
4.38%, 06/15/31 ................. 4,077 4,199,310
Enbridge, Inc.
(c)
:
4.00%, 10/01/23 ................. 500 529,543
0.55%, 10/04/23 ................. 355 355,107
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.50%, 01/15/25 ................. USD 1,040 $ 1,083,263
4.25%, 12/01/26 ................. 500 562,137
3.70%, 07/15/27 ................. 144 158,271
3.13%, 11/15/29 ................. 425 453,293
4.50%, 06/10/44 ................. 30 34,937
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 15,146,260
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
............... 300 306,750
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 700 737,625
5.50%, 01/30/26 ................. 4,452 4,640,765
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(c)(e)
.................. 3,470 3,535,930
Energy Transfer LP:
5.00%, 10/01/22 ................. 300 309,485
5.88%, 01/15/24 ................. 3,740 4,110,347
4.90%, 02/01/24 ................. 245 264,145
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(m)
.................... 10,183 10,604,271
5.25%, 04/15/29 ................. 270 316,486
5.95%, 10/01/43 ................. 220 268,283
5.15%, 03/15/45 ................. 1,250 1,430,764
6.00%, 06/15/48 ................. 495 628,129
6.25%, 04/15/49 ................. 1,735 2,279,808
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................ 1,672 1,780,245
5.38%, 06/01/29 ................. 930 983,917
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 1,979 2,057,012
4.15%, 06/01/25 ................. 1,283 1,322,170
4.85%, 07/15/26 ................. 2,041 2,142,438
5.60%, 04/01/44 ................. 969 925,395
5.05%, 04/01/45 ................. 66 60,225
5.45%, 06/01/47 ................. 600 578,904
Enterprise Products Operating LLC:
4.85%, 08/15/42 ................. 105 126,839
4.45%, 02/15/43 ................. 1,130 1,301,362
4.85%, 03/15/44 ................. 5 6,013
4.80%, 02/01/49 ................. 575 703,911
4.20%, 01/31/50 ................. 830 935,029
3.30%, 02/15/53 ................. 240 234,058
EOG Resources, Inc.:
4.38%, 04/15/30 ................. 300 350,246
4.95%, 04/15/50 ................. 70 92,677
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 1,589 1,741,862
4.13%, 12/01/26 ................. 178 182,842
6.50%, 07/01/27
(b)
................ 3,017 3,393,371
5.50%, 07/15/28 ................. 730 801,992
4.50%, 01/15/29
(b)
................ 1,246 1,292,725
4.75%, 01/15/31
(b)
................ 3,573 3,715,991
6.50%, 07/15/48 ................. 240 273,000
EQT Corp.:
6.63%, 02/01/25
(f)
................ 475 543,661
3.13%, 05/15/26
(b)
................ 1,353 1,386,987
3.90%, 10/01/27 ................. 2,054 2,222,900
5.00%, 01/15/29 ................. 384 432,365
7.50%, 02/01/30
(f)
................ 1,593 2,050,510
3.63%, 05/15/31
(b)
................ 381 397,002
Genesis Energy LP:
6.50%, 10/01/25 ................. 1,078 1,072,610
8.00%, 01/15/27 ................. 2,201 2,228,513
7.75%, 02/01/28 ................. 840 839,210

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Global Partners LP:
7.00%, 08/01/27 ................. USD 400 $ 417,000
6.88%, 01/15/29 ................. 975 1,012,021
GNL Quintero SA, 4.63%, 07/31/29
(c)(e)
.... 3,375 3,656,335
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 194 196,965
Greenko Dutch BV, 3.85%, 03/29/26
(c)(e)
... 650 660,481
Greenko Mauritius Ltd., 6.25%, 02/21/23
(c)(e)
. 930 950,925
Greenko Solar Mauritius Ltd.
(c)(e)
:
5.55%, 01/29/25 ................. 630 641,812
5.95%, 07/29/26 ................. 10,565 11,157,961
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 606,070
Hess Corp.:
4.30%, 04/01/27 ................. 955 1,060,680
5.60%, 02/15/41 ................. 925 1,155,742
5.80%, 04/01/47 ................. 300 390,693
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. 885 918,187
5.13%, 06/15/28 ................. 500 522,275
4.25%, 02/15/30 ................. 2,571 2,599,924
Hilcorp Energy I LP
(b)
:
5.75%, 10/01/25 ................. 550 556,188
6.25%, 11/01/28 ................. 220 227,968
6.00%, 02/01/31 ................. 710 729,525
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
1,900 1,926,600
HollyFrontier Corp., 2.63%, 10/01/23 ..... 885 913,713
HPCL-Mittal Energy Ltd.
(c)(e)
:
5.45%, 10/22/26 ................. 1,760 1,826,880
5.25%, 04/28/27 ................. 700 719,688
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 3,543 3,648,263
India Green Energy Holdings
(c)
:
5.38%, 04/29/24
(b)
................ 2,183 2,264,862
5.38%, 04/29/24
(e)
................ 1,945 2,017,938
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)(c)
................... 509 551,629
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(b)
(c)
......................... 250 255,513
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 3,147 3,174,536
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)(c)
................... 1,535 1,581,050
Kinder Morgan Energy Partners LP:
6.95%, 01/15/38 ................. 286 405,334
6.38%, 03/01/41 ................. 75 102,732
5.40%, 09/01/44 ................. 850 1,054,553
Kinder Morgan, Inc.:
3.15%, 01/15/23 ................. 2,105 2,173,844
5.55%, 06/01/45 ................. 1,175 1,496,705
Laredo Petroleum, Inc., 7.75%, 07/31/29
(b)
. 1,080 1,082,700
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)(e)
. 4,016 4,173,395
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 600 616,320
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,685 1,892,727
Marathon Petroleum Corp.:
4.50%, 05/01/23 ................. 2,150 2,272,198
4.75%, 09/15/44 ................. 49 57,310
Matador Resources Co., 5.88%, 09/15/26 .. 8,506 8,792,652
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)(e)
2,890 3,073,876
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)(e)
................... 3,648 3,778,644
MEG Energy Corp.
(b)(c)
:
6.50%, 01/15/25 ................. 351 361,168
5.88%, 02/01/29 ................. 160 163,600
Mongolian Mining Corp., 9.25%, 04/15/24
(c)(e)
4,000 3,590,000
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP:
1.75%, 03/01/26 ................. USD 1,160 $ 1,167,143
4.25%, 12/01/27 ................. 790 887,650
4.00%, 03/15/28 ................. 425 469,321
Murphy Oil Corp.:
6.88%, 08/15/24 ................. 218 222,578
5.75%, 08/15/25 ................. 1,222 1,261,373
5.88%, 12/01/27 ................. 512 532,864
6.37%, 12/01/42
(f)
................ 150 151,144
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
(c)
......................... 1,768 1,818,830
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 ................. 11,256 10,833,900
6.50%, 09/30/26 ................. 8,525 8,152,031
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
1,554 1,583,138
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 1,007 1,443,150
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
4,018 4,292,228
NuStar Logistics LP:
5.75%, 10/01/25 ................. 752 810,280
6.00%, 06/01/26 ................. 2,322 2,507,760
6.38%, 10/01/30 ................. 47 51,700
Oasis Midstream Partners LP, 8.00%,
04/01/29
(b)
.................... 650 676,000
Oasis Petroleum, Inc., 6.38%, 06/01/26
(b)
.. 2,532 2,652,270
Occidental Petroleum Corp.:
6.95%, 07/01/24 ................. 431 487,030
2.90%, 08/15/24 ................. 3,150 3,206,385
5.50%, 12/01/25 ................. 1,091 1,208,282
5.55%, 03/15/26 ................. 320 355,200
3.00%, 02/15/27 ................. 30 29,977
8.50%, 07/15/27 ................. 380 475,923
6.38%, 09/01/28 ................. 705 824,850
3.50%, 08/15/29 ................. 1,750 1,779,960
8.88%, 07/15/30 ................. 885 1,202,211
6.63%, 09/01/30 ................. 550 677,875
6.13%, 01/01/31 ................. 1,964 2,357,733
6.45%, 09/15/36 ................. 2,200 2,767,875
4.30%, 08/15/39 ................. 2,678 2,641,258
6.20%, 03/15/40 ................. 3,053 3,595,518
4.50%, 07/15/44 ................. 2,564 2,576,333
4.63%, 06/15/45 ................. 3,645 3,727,012
6.60%, 03/15/46 ................. 450 564,752
4.40%, 04/15/46 ................. 4,378 4,366,399
4.10%, 02/15/47 ................. 482 458,334
4.20%, 03/15/48 ................. 2,492 2,386,090
4.40%, 08/15/49 ................. 1,217 1,194,181
OQ SAOC, 5.13%, 05/06/28
(b)(c)
........ 5,181 5,226,334
Ovintiv Exploration, Inc.:
5.63%, 07/01/24 ................. 425 471,260
5.38%, 01/01/26 ................. 2,342 2,648,010
Ovintiv, Inc.:
8.13%, 09/15/30 ................. 25 34,394
7.20%, 11/01/31 ................. 50 67,097
7.38%, 11/01/31 ................. 847 1,148,918
6.50%, 08/15/34 ................. 1,122 1,513,218
6.63%, 08/15/37 ................. 50 68,572
6.50%, 02/01/38 ................. 150 206,333
Parkland Corp., 5.88%, 07/15/27
(b)(c)
..... 2,224 2,357,440
Parsley Energy LLC, 5.63%, 10/15/27
(b)
... 420 448,749
PBF Holding Co. LLC, 7.25%, 06/15/25 ... 500 336,505
PDC Energy, Inc.:
6.13%, 09/15/24 ................. 1,134 1,151,010
6.25%, 12/01/25 ................. 1,742 1,768,130
5.75%, 05/15/26 ................. 1,430 1,488,987
Penn Virginia Escrow LLC, 9.25%, 08/15/26
(b)
300 304,200

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV, 5.30%,
01/27/25
(c)
.................... USD 4,905 $ 5,466,353
Pioneer Natural Resources Co.:
0.55%, 05/15/23 ................. 580 580,590
1.13%, 01/15/26 ................. 310 306,026
2.15%, 01/15/31 ................. 755 734,167
Plains All American Pipeline LP, 4.30%,
01/31/43 ..................... 430 441,544
Puma International Financing SA
(c)
:
5.13%, 10/06/24 ................. 1,375 1,380,156
5.13%, 10/06/24
(b)
................ 350 351,313
5.00%, 01/24/26
(b)
................ 550 550,447
Range Resources Corp.:
5.00%, 03/15/23 ................. 500 518,750
4.88%, 05/15/25 ................. 922 973,448
9.25%, 02/01/26 ................. 1,471 1,603,463
ReNew Power Ltd., 6.45%, 09/27/22
(c)(e)
... 3,330 3,410,753
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)(e)
. 4,485 4,703,083
ReNew Power Synthetic
(c)
:
6.67%, 03/12/24
(b)
................ 630 656,106
6.67%, 03/12/24
(e)
................ 4,901 5,104,085
Repsol International Finance BV
(a)(e)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(m)
..................... EUR 550 678,331
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(m)
..................... 467 592,394
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 378,325
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,060 2,090,900
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(e)
EUR 1,313 1,596,959
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 ................. USD 975 1,085,866
5.63%, 03/01/25 ................. 1,105 1,254,115
Santos Finance Ltd., 5.25%, 03/13/29
(c)(e)
.. 1,100 1,233,911
SM Energy Co.:
10.00%, 01/15/25
(b)
............... 6,364 7,098,278
5.63%, 06/01/25 ................. 421 423,412
6.75%, 09/15/26 ................. 712 727,159
6.50%, 07/15/28 ................. 2,342 2,424,720
Southwestern Energy Co.:
6.45%, 01/23/25
(f)
................ 1,227 1,351,013
7.75%, 10/01/27 ................. 175 189,052
8.38%, 09/15/28 ................. 857 970,750
5.38%, 02/01/29
(b)
................ 4,254 4,550,972
5.38%, 03/15/30 ................. 160 172,676
Sunoco LP:
6.00%, 04/15/27 ................. 1,460 1,520,225
5.88%, 03/15/28 ................. 1,136 1,198,480
4.50%, 05/15/29 ................. 1,515 1,536,618
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 ................. 265 286,863
5.50%, 01/15/28 ................. 295 302,006
6.00%, 12/31/30 ................. 765 783,742
Talos Production, Inc., 12.00%, 01/15/26 .. 400 428,148
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
4,535 4,642,706
Targa Resources Partners LP:
5.88%, 04/15/26 ................. 3,333 3,480,902
5.38%, 02/01/27 ................. 1,036 1,073,503
6.50%, 07/15/27 ................. 400 431,292
5.00%, 01/15/28 ................. 550 577,500
6.88%, 01/15/29 ................. 786 880,693
5.50%, 03/01/30 ................. 2,199 2,404,469
4.88%, 02/01/31 ................. 1,768 1,907,230
4.00%, 01/15/32
(b)
................ 902 932,172
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 ................. USD 584 $ 600,060
5.00%, 01/31/28 ................. 1,080 1,159,650
4.75%, 01/15/30 ................. 986 1,031,602
UGI International LLC, 3.25%, 11/01/25
(e)
.. EUR 500 587,213
Valero Energy Corp.:
2.70%, 04/15/23 ................. USD 425 438,696
1.20%, 03/15/24 ................. 1,250 1,263,975
2.85%, 04/15/25 ................. 625 658,227
Venture Global Calcasieu Pass LLC
(b)
:
3.88%, 08/15/29 ................. 6,040 6,221,502
4.13%, 08/15/31 ................. 5,854 6,102,795
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
4,612 4,978,101
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
800 834,000
Western Midstream Operating LP:
4.75%, 08/15/28 ................. 256 279,113
5.30%, 02/01/30
(f)
................ 1,900 2,099,500
5.45%, 04/01/44 ................. 2,063 2,369,644
5.30%, 03/01/48 ................. 5,389 6,210,823
5.50%, 08/15/48 ................. 671 785,070
6.50%, 02/01/50
(f)
................ 6,863 8,076,241
Williams Cos., Inc. (The):
3.60%, 03/15/22 ................. 1,000 1,009,047
3.70%, 01/15/23 ................. 960 991,496
4.55%, 06/24/24 ................. 1,425 1,554,609
571,662,540
Paper & Forest Products — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
. 125 128,437
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 191,431
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
. 1,300 1,308,125
Mercer International, Inc., 5.13%, 02/01/29
(c)
400 408,500
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
.................... 1,080 1,098,900
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
.................... 300 312,023
Suzano Austria GmbH
(c)
:
2.50%, 09/15/28 ................. 390 379,275
3.13%, 01/15/32 ................. 2,435 2,347,036
Sylvamo Corp., 7.00%, 09/01/29
(b)
...... 300 306,936
6,480,663
Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23 ................. EUR 900 1,048,372
3.88%, 04/15/26
(e)
................ 1,299 1,538,944
4.75%, 04/15/26
(e)
................ 600 701,496
5.00%, 04/15/26
(b)
................ USD 1,485 1,516,972
6.50%, 04/15/26
(b)
................ 500 512,325
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
548 578,759
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 2,137 2,062,205
7,959,073
Pharmaceuticals — 0.6%
Almirall SA, 2.13%, 09/30/26
(e)
......... EUR 381 444,641
Astrazeneca Finance LLC, 2.25%, 05/28/31
(c)
USD 155 157,436
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 ................. 800 854,380
8.50%, 01/31/27 ................. 3,400 3,621,680
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 ................. 1,654 1,688,155
5.50%, 11/01/25 ................. 1,125 1,141,875
9.00%, 12/15/25 ................. 6,400 6,755,040
5.75%, 08/15/27 ................. 2,758 2,889,005
7.00%, 01/15/28 ................. 1,904 1,951,029
5.00%, 01/30/28 ................. 1,357 1,287,413
5.00%, 02/15/29 ................. 4,391 4,089,119

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.25%, 02/15/29 ................. USD 4,469 $ 4,422,165
7.25%, 05/30/29 ................. 5,147 5,274,903
5.25%, 02/15/31 ................. 1,032 949,037
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)(c)
1,525 1,685,808
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 ................. 332 352,498
3.40%, 07/26/29 ................. 80 88,666
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................ 3,091 3,210,776
2.38%, 03/01/28
(e)
................ EUR 1,907 2,234,227
3.13%, 02/15/29
(b)
................ USD 1,454 1,427,755
3.50%, 04/01/30
(b)
................ 3,903 3,903,000
Cheplapharm Arzneimittel GmbH:
4.38%, 01/15/28
(e)
................ EUR 692 833,641
5.50%, 01/15/28
(b)(c)
............... USD 2,250 2,331,158
Elanco Animal Health, Inc., 5.90%, 08/28/28
(f)
680 795,600
Endo DAC
(b)
:
5.88%, 10/15/24 ................. 400 392,500
9.50%, 07/31/27 ................. 4,510 4,520,012
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 3,516 3,516,000
Gruenenthal GmbH
(e)
:
3.63%, 11/15/26 ................. EUR 558 670,352
4.13%, 05/15/28 ................. 1,023 1,241,540
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
.. USD 800 858,000
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 3,864 4,004,263
Johnson & Johnson, 3.55%, 03/01/36 .... 185 213,205
Jubilant Pharma Ltd., 6.00%, 03/05/24
(c)(e)
.. 1,300 1,351,431
Merck & Co., Inc., 3.40%, 03/07/29 ...... 155 171,580
Nidda BondCo GmbH:
5.00%, 09/30/25 ................. EUR 800 923,020
7.25%, 09/30/25 ................. 374 439,918
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ................. 2,411 2,773,821
Organon & Co.:
2.88%, 04/30/28 ................. 716 846,308
4.13%, 04/30/28
(b)
................ USD 5,174 5,277,480
5.13%, 04/30/31
(b)
................ 5,794 6,085,728
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 2,485 2,581,170
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
9,815 9,999,031
Pfizer, Inc.:
3.45%, 03/15/29 ................. 240 267,093
4.30%, 06/15/43 ................. 155 189,202
2.70%, 05/28/50 ................. 180 177,059
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)(e)
.................. EUR 200 232,249
6.75%, 10/30/25 ................. 1,212 1,456,427
Takeda Pharmaceutical Co. Ltd.
(c)
:
4.40%, 11/26/23 ................. USD 1,088 1,172,425
3.18%, 07/09/50 ................. 1,720 1,743,009
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 ................. EUR 1,100 1,377,155
4.50%, 03/01/25 ................. 600 721,203
1.88%, 03/31/27 ................. 300 323,788
1.63%, 10/15/28 ................. 300 314,774
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25
(c)
............ USD 200 217,475
106,446,225
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 ................. 85 88,188
4.00%, 04/15/29 ................. 830 854,900
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 1,406 1,455,210
Security
Par (000)
Par (000) Value
Professional Services (continued)
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... USD 1,695 $ 1,684,406
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 3,607 3,782,841
10.25%, 02/15/27 ................ 2,172 2,334,900
House of Finance NV (The), 4.38%, 07/15/26
(e)
EUR 500 593,654
Intertrust Group BV, 3.38%, 11/15/25
(e)
.... 711 837,629
Jaguar Holding Co. II
(b)
:
4.63%, 06/15/25 ................. USD 872 905,790
5.00%, 06/15/28 ................. 4,588 4,938,248
Korn Ferry, 4.63%, 12/15/27
(b)
......... 965 1,001,188
La Financiere Atalian SASU, 5.13%, 05/15/25
(e)
EUR 471 541,506
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 1,874 1,936,685
20,955,145
Real Estate Management & Development — 2.5%
ADLER Group SA
(e)
:
3.25%, 08/05/25 ................. EUR 1,000 1,019,348
2.75%, 11/13/26 ................. 1,000 990,389
2.25%, 01/14/29 ................. 300 282,351
Aedas Homes Opco SLU, 4.00%, 08/15/26 . 429 513,778
Agile Group Holdings Ltd.
(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(m)
.................... USD 984 890,520
5.75%, 01/02/25 ................. 7,642 7,164,375
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(m)
.................... 2,282 2,053,515
6.05%, 10/13/25 ................. 4,265 3,998,437
Alam Sutera Realty Tbk. PT, 6.00%, (6.00%
Cash or 6.25% PIK), 05/02/24
(c)(l)
...... 607 522,020
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)(c)
................... 4,380 4,560,675
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(e)(m)
.............. EUR 1,100 1,333,116
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27
(c)
.................... USD 325 348,928
Central China Real Estate Ltd.
(c)(e)
:
6.88%, 08/08/22 ................. 630 453,600
7.25%, 04/24/23 ................. 2,630 1,748,950
7.90%, 11/07/23 ................. 1,930 1,186,950
7.25%, 07/16/24 ................. 2,118 1,288,406
7.25%, 08/13/24 ................. 918 557,685
CFLD Cayman Investment Ltd.
(c)(e)(g)(n)
:
8.63%, 02/28/21 ................. 314 125,600
6.92%, 06/16/22 ................. 4,911 1,964,400
6.90%, 01/13/23 ................. 6,858 2,983,230
8.60%, 04/08/24 ................. 2,833 1,166,488
China Aoyuan Group Ltd.
(c)(e)
:
8.50%, 01/23/22 ................. 3,028 2,933,943
5.38%, 09/13/22 ................. 400 360,176
7.95%, 02/19/23 ................. 10,122 9,109,800
6.35%, 02/08/24 ................. 7,738 6,561,824
5.98%, 08/18/25 ................. 2,400 1,848,000
China Evergrande Group
(c)(e)(g)(n)
:
8.25%, 03/23/22 ................. 1,145 296,269
9.50%, 04/11/22 ................. 630 156,713
11.50%, 01/22/23 ................ 9,095 2,182,800
10.00%, 04/11/23 ................ 7,174 1,712,792
7.50%, 06/28/23 ................. 2,500 603,125
12.00%, 01/22/24 ................ 6,281 1,491,737
10.50%, 04/11/24 ................ 1,930 458,375
China SCE Group Holdings Ltd.
(c)(e)
:
5.88%, 03/10/22 ................. 1,171 1,153,681
7.25%, 04/19/23 ................. 5,710 5,548,692

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.38%, 04/09/24 ................. USD 6,549 $ 6,287,040
7.00%, 05/02/25 ................. 4,685 4,380,475
CIFI Holdings Group Co. Ltd.
(c)(e)
:
5.50%, 01/23/22 ................. 2,100 2,092,125
6.55%, 03/28/24 ................. 2,810 2,820,537
6.45%, 11/07/24 ................. 3,264 3,255,840
6.00%, 07/16/25 ................. 4,272 4,239,960
5.95%, 10/20/25 ................. 5,340 5,286,600
5.25%, 05/13/26 ................. 6,015 5,834,550
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(e)(m)
.............. EUR 600 717,765
Country Garden Holdings Co. Ltd.
(c)(e)
:
6.50%, 04/08/24 ................. USD 2,719 2,764,543
6.15%, 09/17/25 ................. 4,561 4,766,245
4.20%, 02/06/26 ................. 8,332 8,151,300
5.63%, 12/15/26 ................. 800 824,900
5.13%, 01/14/27 ................. 630 637,206
4.80%, 08/06/30 ................. 5,500 5,431,250
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(e)
............... EUR 300 330,095
DIC Asset AG, 2.25%, 09/22/26
(e)
....... 900 1,024,740
Easy Tactic Ltd.
(c)(e)
:
9.13%, 07/28/22 ................. USD 3,153 2,481,411
8.13%, 02/27/23 ................. 4,580 3,320,500
8.63%, 02/27/24 ................. 4,785 3,182,025
8.63%, 03/05/24 ................. 1,457 968,905
8.13%, 07/11/24 ................. 4,330 2,857,800
Fantasia Holdings Group Co. Ltd.
(c)(e)
:
15.00%, 12/18/21
(g)(n)
.............. 1,735 1,162,450
11.75%, 04/17/22
(g)(n)
.............. 2,039 795,210
7.95%, 07/05/22 ................. 1,650 561,000
12.25%, 10/18/22 ................ 3,269 1,078,770
10.88%, 01/09/23
(g)(n)
.............. 1,345 416,950
11.88%, 06/01/23
(g)(n)
.............. 1,500 465,000
9.25%, 07/28/23
(g)(n)
............... 3,540 1,123,950
9.88%, 10/19/23 ................. 2,640 792,000
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(e)
.... EUR 1,025 1,170,983
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,650,250
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 1,382 1,380,272
Global Prime Capital Pte. Ltd.
(c)(e)
:
5.50%, 10/18/23 ................. 630 640,356
5.95%, 01/23/25 ................. 6,156 6,343,758
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
.................... 370 375,550
Heimstaden Bostad AB
(a)(m)
:
(EUR Swap Annual 5 Year + 3.91%),
3.38%
(e)
..................... EUR 450 533,768
(EUR Swap Annual 5 Year + 3.27%),
3.00%
(e)
..................... 850 971,102
(EUR Swap Annual 5 Year + 3.15%), 2.63% 1,275 1,439,974
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 ................. USD 1,636 1,723,935
4.13%, 02/01/29 ................. 1,028 1,029,285
4.38%, 02/01/31 ................. 1,409 1,417,327
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
...... 1,352 1,324,960
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(c)(e)(g)
(n)
......................... 2,500 1,318,750
Kaisa Group Holdings Ltd.
(c)
:
8.50%, 06/30/22
(e)
................ 737 634,879
11.95%, 10/22/22
(e)
............... 3,345 2,839,236
11.50%, 01/30/23
(e)
............... 3,413 2,881,425
10.88%, 07/23/23 ................ 9,661 7,944,965
9.75%, 09/28/23 ................. 5,565 4,382,438
11.95%, 11/12/23
(e)
............... 4,610 3,780,200
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.38%, 06/30/24
(e)
................ USD 4,244 $ 3,267,880
11.70%, 11/11/25
(e)
............... 1,700 1,296,250
Kennedy-Wilson, Inc.:
4.75%, 02/01/30 ................. 1,042 1,057,891
5.00%, 03/01/31 ................. 300 306,750
KWG Group Holdings Ltd.
(c)
:
7.88%, 09/01/23
(e)
................ 7,914 7,637,010
7.40%, 03/05/24
(e)
................ 1,718 1,657,870
5.88%, 11/10/24
(e)
................ 1,287 1,171,170
5.95%, 08/10/25 ................. 7,356 6,642,468
Logan Group Co. Ltd.
(c)
:
6.50%, 07/16/23 ................. 5,918 5,898,766
6.90%, 06/09/24
(e)
................ 1,718 1,724,765
5.75%, 01/14/25
(e)
................ 3,322 3,297,085
5.25%, 10/19/25
(e)
................ 5,545 5,364,788
Modern Land China Co. Ltd., 12.85%,
10/25/21
(c)(e)
................... 530 519,400
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(c)(e)(g)(n)
................. 1,296 597,213
New Metro Global Ltd.
(c)(e)
:
6.50%, 05/20/22 ................. 212 207,230
6.80%, 08/05/23 ................. 3,510 3,471,171
4.80%, 12/15/24 ................. 7,280 6,861,400
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(c)(e)(m)
........... 13,384 13,216,700
Powerlong Real Estate Holdings Ltd.
(c)(e)
:
7.13%, 11/08/22 ................. 2,608 2,597,079
6.95%, 07/23/23 ................. 895 887,896
6.25%, 08/10/24 ................. 5,612 5,401,550
Realogy Group LLC
(b)
:
7.63%, 06/15/25 ................. 242 258,444
5.75%, 01/15/29 ................. 2,783 2,886,694
Redsun Properties Group Ltd.
(c)
:
9.95%, 04/11/22 ................. 4,542 4,396,656
10.50%, 10/03/22
(e)
............... 4,559 4,212,231
9.70%, 04/16/23
(e)
................ 484 444,070
7.30%, 01/13/25
(e)
................ 655 542,831
RKPF Overseas 2019 A Ltd.
(c)(e)
:
6.70%, 09/30/24 ................. 4,980 4,942,650
6.00%, 09/04/25 ................. 8,840 8,530,600
Ronshine China Holdings Ltd.
(c)(e)
:
10.50%, 03/01/22 ................ 1,150 951,841
8.75%, 10/25/22 ................. 5,685 4,442,472
8.95%, 01/22/23 ................. 6,059 4,423,070
8.10%, 06/09/23 ................. 1,145 801,500
7.35%, 12/15/23 ................. 3,927 2,925,615
Scenery Journey Ltd.
(c)(e)(g)(n)
:
11.50%, 10/24/22 ................ 6,977 1,238,418
13.00%, 11/06/22 ................ 5,888 1,016,784
12.00%, 10/24/23 ................ 10,432 1,929,920
13.75%, 11/06/23 ................ 464 85,840
Seazen Group Ltd.
(c)(e)
:
6.45%, 06/11/22 ................. 300 295,500
6.15%, 04/15/23 ................. 1,145 1,128,397
6.00%, 08/12/24 ................. 4,566 4,406,190
Shimao Group Holdings Ltd.
(c)(e)
:
6.38%, 10/15/21 ................. 2,150 2,151,075
5.60%, 07/15/26 ................. 1,145 1,133,049
3.45%, 01/11/31 ................. 1,145 1,023,344
Shui On Development Holding Ltd.
(c)(e)
:
6.25%, 11/28/21 ................. 600 598,500
5.75%, 11/12/23 ................. 1,718 1,705,115
6.15%, 08/24/24 ................. 9,795 9,721,538
5.50%, 03/03/25 ................. 1,000 972,500

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(c)(e)
.............. USD 209 $ 219,293
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29
(c)(e)
................... 302 286,107
Sunac China Holdings Ltd.
(c)(e)
:
7.25%, 06/14/22 ................. 4,755 4,353,202
8.35%, 04/19/23 ................. 200 172,288
7.95%, 10/11/23 ................. 3,927 3,200,505
7.50%, 02/01/24 ................. 6,446 5,237,375
6.65%, 08/03/24 ................. 7,244 5,795,200
7.00%, 07/09/25 ................. 4,573 3,646,968
Theta Capital Pte. Ltd.
(c)(e)
:
8.13%, 01/22/25 ................. 3,924 4,075,565
6.75%, 10/31/26 ................. 630 621,849
Times China Holdings Ltd.
(c)(e)
:
5.75%, 04/26/22 ................. 289 284,000
6.75%, 07/16/23 ................. 5,197 5,035,568
5.55%, 06/04/24 ................. 245 226,625
6.75%, 07/08/25 ................. 9,310 8,518,650
6.20%, 03/22/26 ................. 4,600 4,151,500
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 ......... GBP 623 944,379
Series N, 6.46%, 03/30/32
(f)
......... 800 1,293,246
Wanda Group Overseas Ltd., 7.50%, 07/24/22
(c)
(e)
......................... USD 4,935 4,638,900
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)(e)
................... 1,000 965,000
Yango Justice International Ltd.
(c)(e)
:
10.00%, 02/12/23 ................ 1,811 1,684,230
9.25%, 04/15/23 ................. 4,560 3,648,000
8.25%, 11/25/23 ................. 4,554 3,142,260
7.50%, 04/15/24 ................. 2,975 2,290,750
7.88%, 09/04/24 ................. 1,415 919,750
Yanlord Land HK Co. Ltd.
(c)(e)
:
6.75%, 04/23/23 ................. 7,745 7,816,641
6.80%, 02/27/24 ................. 4,480 4,468,800
Yuzhou Group Holdings Co. Ltd.
(c)(e)
:
8.63%, 01/23/22 ................. 630 598,500
8.50%, 02/04/23 ................. 2,043 1,740,125
6.00%, 10/25/23 ................. 2,995 2,306,150
8.50%, 02/26/24 ................. 6,145 4,823,825
8.38%, 10/30/24 ................. 2,145 1,646,288
7.70%, 02/20/25 ................. 4,562 3,261,830
8.30%, 05/27/25 ................. 1,700 1,245,250
7.38%, 01/13/26 ................. 3,220 2,157,400
7.85%, 08/12/26 ................. 2,280 1,527,600
6.35%, 01/13/27 ................. 2,887 1,847,680
Zhenro Properties Group Ltd.
(c)(e)
:
8.70%, 08/03/22 ................. 4,930 4,792,268
9.15%, 05/06/23 ................. 1,145 1,115,874
8.30%, 09/15/23 ................. 2,338 2,228,845
8.35%, 03/10/24 ................. 1,155 1,103,242
7.88%, 04/14/24 ................. 3,400 3,069,137
7.35%, 02/05/25 ................. 1,590 1,371,375
6.63%, 01/07/26 ................. 2,235 1,888,575
449,013,034
Road & Rail — 0.3%
Avis Budget Car Rental LLC
(b)
:
4.75%, 04/01/28 ................. 400 412,444
5.38%, 03/01/29 ................. 2,466 2,606,315
Burlington Northern Santa Fe LLC:
5.15%, 09/01/43 ................. 100 135,081
4.90%, 04/01/44 ................. 995 1,301,472
3.55%, 02/15/50 ................. 105 117,751
Security
Par (000)
Par (000) Value
Road & Rail (continued)
CSX Corp.:
3.80%, 03/01/28 ................. USD 150 $ 167,666
4.30%, 03/01/48 ................. 330 400,287
4.75%, 11/15/48 ................. 165 213,014
DAE Funding LLC
(b)(c)
:
1.55%, 08/01/24 ................. 2,370 2,348,338
2.63%, 03/20/25 ................. 3,615 3,672,162
EC Finance plc:
2.38%, 11/15/22 ................. EUR 990 1,150,904
3.00%, 10/15/26
(e)
................ 1,125 1,310,441
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
. USD 210 207,113
Loxam SAS
(e)
:
3.25%, 01/14/25 ................. EUR 708 826,538
3.75%, 07/15/26 ................. 673 796,331
5.75%, 07/15/27 ................. 200 241,349
Modulaire Global Finance plc, 8.00%,
02/15/23
(b)(c)
................... USD 415 423,715
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(m)
............... GBP 600 836,800
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,989 2,062,991
Norfolk Southern Corp.:
2.55%, 11/01/29 ................. 990 1,028,404
4.15%, 02/28/48 ................. 750 886,549
3.05%, 05/15/50 ................. 43 42,861
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(c)(e)
................... 5,000 5,397,350
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
.................... 2,915 3,185,767
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)(c)
2,900 3,002,044
Ryder System, Inc., 2.50%, 09/01/24 ..... 350 365,809
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 5,220 5,564,520
8.00%, 11/01/26 ................. 2,595 2,742,591
7.50%, 09/15/27 ................. 5,690 6,212,769
6.25%, 01/15/28 ................. 1,156 1,239,798
4.50%, 08/15/29 ................. 3,571 3,595,551
Union Pacific Corp.:
3.55%, 08/15/39 ................. 3 3,339
4.05%, 03/01/46 ................. 25 28,955
3.95%, 08/15/59 ................. 1,005 1,174,725
3.84%, 03/20/60 ................. 1,051 1,205,801
2.97%, 09/16/62 ................. 35 33,750
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
.... 160 168,876
55,110,171
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
. 1,100 1,178,375
ams AG
(e)(k)
:
0.00%, 03/05/25
(o)
................ EUR 600 614,132
2.13%, 11/03/27 ................. 600 686,781
Analog Devices, Inc.:
2.95%, 04/01/25 ................. USD 850 906,708
2.80%, 10/01/41 ................. 235 235,029
2.95%, 10/01/51 ................. 230 229,920
Broadcom Corp., 3.88%, 01/15/27 ...... 475 521,987
Broadcom, Inc.:
4.75%, 04/15/29 ................. 1,325 1,521,696
3.42%, 04/15/33
(b)
................ 3,345 3,462,650
Entegris, Inc.
(b)
:
4.38%, 04/15/28 ................. 1,060 1,110,350
3.63%, 05/01/29 ................. 914 932,406
Intel Corp.:
2.80%, 08/12/41 ................. 115 114,644
4.75%, 03/25/50 ................. 300 392,008
3.05%, 08/12/51 ................. 485 481,804

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.10%, 02/15/60 ................. USD 20 $ 19,677
3.20%, 08/12/61 ................. 120 120,640
KLA Corp.:
4.10%, 03/15/29 ................. 1,026 1,167,660
3.30%, 03/01/50 ................. 850 894,314
Lam Research Corp., 4.88%, 03/15/49 .... 275 370,694
Microchip Technology, Inc., 4.25%, 09/01/25 7,992 8,357,481
NVIDIA Corp., 3.50%, 04/01/40 ........ 490 543,390
NXP BV
(b)(c)
:
4.30%, 06/18/29 ................. 1,070 1,211,641
2.50%, 05/11/31 ................. 2,140 2,159,919
3.25%, 05/11/41 ................. 100 102,581
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
2,884 2,977,730
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 584 724,794
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,546 1,581,666
Texas Instruments, Inc., 2.70%, 09/15/51 .. 265 260,706
32,881,383
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 188,100
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 6,977 7,106,247
Autodesk, Inc., 3.50%, 06/15/27 ........ 18 19,726
Boxer Parent Co., Inc.:
6.50%, 10/02/25
(e)
................ EUR 2,080 2,529,605
7.13%, 10/02/25
(b)
................ USD 3,375 3,602,306
9.13%, 03/01/26
(b)
................ 5,305 5,562,611
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(e)
......... EUR 392 454,073
Camelot Finance SA, 4.50%, 11/01/26
(b)
... USD 4,804 4,990,155
Castle US Holding Corp., 9.50%, 02/15/28
(b)
1,992 2,081,640
CDK Global, Inc., 4.88%, 06/01/27 ...... 1,384 1,449,366
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(e)
......... EUR 865 1,006,983
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... USD 9,262 9,331,465
Clarivate Science Holdings Corp.
(b)
:
3.88%, 07/01/28 ................. 3,409 3,409,000
4.88%, 07/01/29 ................. 3,938 3,945,679
Consensus Cloud Solutions, Inc.
(b)
:
6.00%, 10/15/26 ................. 937 962,768
6.50%, 10/15/28 ................. 1,426 1,479,831
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 3,125 3,114,531
Elastic NV, 4.13%, 07/15/29
(b)
......... 4,531 4,553,655
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 ................. 225 255,482
4.00%, 06/15/28 ................. 2,158 2,211,950
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 1,032,280
J2 Global, Inc., 4.63%, 10/15/30
(b)
....... 3,050 3,240,625
LogMeIn, Inc., 5.50%, 09/01/27
(b)
....... 605 615,588
Microsoft Corp.:
3.45%, 08/08/36 ................. 238 272,349
2.53%, 06/01/50 ................. 856 823,692
2.92%, 03/17/52 ................. 1,831 1,892,883
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 2,626 2,652,260
NCR Corp.
(b)
:
5.75%, 09/01/27 ................. 884 932,267
5.00%, 10/01/28 ................. 1,675 1,711,532
5.13%, 04/15/29 ................. 1,093 1,127,156
6.13%, 09/01/29 ................. 1,499 1,626,415
5.25%, 10/01/30 ................. 644 675,253
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
... 475 482,571
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 4,573 4,733,055
Open Text Corp., 3.88%, 02/15/28
(b)(c)
..... 607 619,140
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)(c)
USD 1,906 $ 1,958,415
Oracle Corp.:
2.95%, 04/01/30 ................. 1,400 1,466,550
3.85%, 07/15/36 ................. 850 923,469
5.38%, 07/15/40 ................. 650 818,977
3.65%, 03/25/41 ................. 540 558,489
4.13%, 05/15/45 ................. 485 522,243
4.00%, 07/15/46 ................. 350 370,782
4.00%, 11/15/47 ................. 435 464,524
3.60%, 04/01/50 ................. 2,535 2,538,038
3.95%, 03/25/51 ................. 617 650,700
3.85%, 04/01/60 ................. 190 193,070
PTC, Inc.
(b)
:
3.63%, 02/15/25 ................. 860 872,900
4.00%, 02/15/28 ................. 1,628 1,670,735
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 3,633 3,596,670
salesforce.com, Inc.:
2.70%, 07/15/41 ................. 325 324,038
2.90%, 07/15/51 ................. 355 354,109
3.05%, 07/15/61 ................. 295 298,435
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
10,185 10,754,673
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 7,781 8,092,240
VMware, Inc., 2.20%, 08/15/31 ........ 2,015 1,970,204
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
4,877 4,852,615
123,944,115
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
.................... 900 981,882
Academy Ltd., 6.00%, 11/15/27
(b)
....... 750 810,000
Ambience Merger Sub, Inc., 4.88%, 07/15/28
(b)
150 150,000
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 234 240,143
4.75%, 03/01/30 ................. 731 762,981
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(l)
. 435 412,942
Carvana Co.
(b)
:
5.50%, 04/15/27 ................. 2,331 2,379,252
4.88%, 09/01/29 ................. 1,708 1,691,424
Constellation Automotive Financing plc, 4.88%,
07/15/27
(e)
.................... GBP 884 1,181,692
Douglas GmbH, 6.00%, 04/08/26
(e)
...... EUR 500 587,978
Dufry One BV
(e)
:
2.50%, 10/15/24 ................. 400 458,039
0.75%, 03/30/26
(k)
................ CHF 600 634,521
2.00%, 02/15/27 ................. EUR 320 353,139
eG Global Finance plc:
4.38%, 02/07/25
(e)
................ 453 521,369
6.75%, 02/07/25
(b)(c)
............... USD 2,476 2,531,710
6.25%, 10/30/25 ................. EUR 2,401 2,840,994
8.50%, 10/30/25
(b)(c)
............... USD 2,845 2,962,356
Gap, Inc. (The)
(b)
:
8.88%, 05/15/27 ................. 750 872,813
3.63%, 10/01/29 ................. 762 763,905
3.88%, 10/01/31 ................. 1,053 1,053,000
Goldstory SASU, 5.38%, 03/01/26 ...... EUR 645 773,659
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 632 643,060
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,993 2,015,421
Home Depot, Inc. (The):
4.20%, 04/01/43 ................. 125 149,488
4.50%, 12/06/48 ................. 815 1,045,631
3.35%, 04/15/50 ................. 625 676,171
InRetail Consumer, 3.25%, 03/22/28
(b)(c)
... 1,285 1,278,816
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 730,553
L Brands, Inc.:
9.38%, 07/01/25
(b)
................ 87 110,380

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.25%, 02/01/28 ................. USD 1,000 $ 1,103,000
7.50%, 06/15/29 ................. 600 684,285
6.63%, 10/01/30
(b)
................ 1,279 1,451,665
6.88%, 11/01/35 ................. 4,829 6,060,395
6.75%, 07/01/36 ................. 369 457,560
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 3,685 3,683,158
LCM Investments Holdings II LLC:
4.88%, 05/01/29
(b)
................ 2,401 2,463,594
Lithia Motors, Inc.
(b)
:
3.88%, 06/01/29 ................. 999 1,036,922
4.38%, 01/15/31 ................. 730 779,275
Lowe's Cos., Inc.:
4.65%, 04/15/42 ................. 310 378,921
3.70%, 04/15/46 ................. 735 802,861
3.00%, 10/15/50 ................. 675 658,212
3.50%, 04/01/51 ................. 130 139,204
Matalan Finance plc, 6.75%, 01/31/23 .... GBP 433 546,360
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(b)
USD 485 500,278
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,432,489
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 1,178 1,211,867
3.75%, 06/15/29 ................. 525 527,956
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 ................. 3,135 3,221,212
7.75%, 02/15/29 ................. 6,867 7,493,614
Rent-A-Center, Inc., 6.38%, 02/15/29
(b)
.... 1,735 1,871,631
Sally Holdings LLC, 5.63%, 12/01/25 ..... 895 916,936
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 3,876 4,069,800
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 ................. 3,097 3,159,559
6.13%, 07/01/29 ................. 2,598 2,675,940
Staples, Inc.
(b)
:
7.50%, 04/15/26 ................. 8,184 8,300,418
10.75%, 04/15/27 ................ 1,359 1,323,326
Tendam Brands SAU:
5.00%, 09/15/24 ................. EUR 255 291,905
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 270 310,784
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
.. USD 605 616,631
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 5,934 6,260,370
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(l)
........... 1,603 1,655,098
95,698,545
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 ................. 1,800 1,853,410
4.50%, 02/23/36 ................. 75 93,990
3.45%, 02/09/45 ................. 225 249,141
3.85%, 08/04/46 ................. 1,100 1,286,247
2.65%, 05/11/50 ................. 990 951,793
2.65%, 02/08/51 ................. 860 822,686
2.70%, 08/05/51 ................. 370 356,775
Dell International LLC:
7.13%, 06/15/24
(b)
................ 1,575 1,610,438
6.02%, 06/15/26 ................. 475 565,026
8.35%, 07/15/46 ................. 505 819,037
Dell, Inc., 6.50%, 04/15/38 ........... 675 886,545
EMC Corp., 3.38%, 06/01/23 .......... 650 671,125
HP, Inc., 1.45%, 06/17/26
(b)
........... 2,170 2,158,363
Hurricane Finance plc, 8.00%, 10/15/25
(e)
.. GBP 550 796,539
Xerox Corp., 4.80%, 03/01/35 ......... USD 1,315 1,315,263
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
.. 100 103,527
14,539,905
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29 . EUR 381 $ 457,881
Crocs, Inc.
(b)
:
4.25%, 03/15/29 ................. USD 2,244 2,309,233
4.13%, 08/15/31 ................. 2,863 2,884,473
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(e)(g)(k)(n)
............ EUR 1,300 1,340,587
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
. USD 800 867,000
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 170 177,970
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 846 854,460
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(c)(e)
2,783 556,600
Under Armour, Inc., 3.25%, 06/15/26 ..... 400 414,000
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,446,494
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
1,164 1,175,640
13,484,338
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)(c)
......... 1,575 1,626,219
Deutsche Pfandbriefbank AG, 4.60%,
02/22/27
(e)
.................... EUR 300 383,138
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 4,105 4,481,716
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 ................. 650 663,000
7.63%, 05/01/26 ................. 335 341,301
6.63%, 01/15/27 ................. 275 267,438
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,615 1,464,030
Jerrold Finco plc, 5.25%, 01/15/27
(e)
..... GBP 947 1,324,348
Ladder Capital Finance Holdings LLLP
(b)
:
4.25%, 02/01/27 ................. USD 2,344 2,320,560
4.75%, 06/15/29 ................. 1,523 1,512,263
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,261,253
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 4,460 4,668,728
5.50%, 08/15/28 ................. 3,858 3,973,740
5.13%, 12/15/30 ................. 4,324 4,333,556
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.88%
(a)(m)
............... GBP 1,534 2,251,160
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(e)(m)
......... EUR 1,200 1,484,880
PennyMac Financial Services, Inc., 5.75%,
09/15/31
(b)
.................... USD 200 199,698
Radian Group, Inc.:
6.63%, 03/15/25 ................. 1,135 1,266,944
4.88%, 03/15/27 ................. 1,400 1,525,818
Rocket Mortgage LLC
(b)
:
2.88%, 10/15/26 ................. 1,441 1,408,145
4.00%, 10/15/33 ................. 1,456 1,445,080
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
.................... 200 194,181
38,397,196
Tobacco — 0.1%
Altria Group, Inc.:
5.95%, 02/14/49 ................. 1,992 2,522,809
4.00%, 02/04/61 ................. 345 330,426
BAT Capital Corp.
(c)
:
3.46%, 09/06/29 ................. 1,350 1,421,279
4.39%, 08/15/37 ................. 675 724,972
3.73%, 09/25/40 ................. 420 405,208
4.54%, 08/15/47 ................. 688 712,738
4.76%, 09/06/49 ................. 165 178,365
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
1,280 1,334,400
Vector Group Ltd., 5.75%, 02/01/29
(b)
..... 4,620 4,620,000
12,250,197

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
3.50%, 01/15/22 ................. USD 2,040 $ 2,057,601
2.88%, 01/15/26 ................. 1,065 1,112,814
1.88%, 08/17/26 ................. 1,365 1,360,234
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
245 251,738
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,235 1,221,904
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,304,794
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 850 907,375
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 2,261 2,327,428
9.75%, 08/01/27 ................. 2,788 3,157,410
5.50%, 05/01/28 ................. 2,917 2,936,617
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 1,439 1,410,220
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 324,729
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,061 2,162,453
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 5,521 5,711,577
United Rentals North America, Inc.:
5.50%, 05/15/27 ................. 3,386 3,554,047
4.88%, 01/15/28 ................. 635 671,347
5.25%, 01/15/30 ................. 6 6,570
3.88%, 02/15/31 ................. 130 133,250
3.75%, 01/15/32 ................. 390 394,388
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 3,198 3,412,682
7.25%, 06/15/28 ................. 4,881 5,405,707
39,824,885
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(e)(m)
EUR 600 712,827
Atlantia SpA, 1.88%, 02/12/28
(e)
........ 728 876,885
Autostrade per l'Italia SpA:
1.75%, 06/26/26
(e)
................ 200 239,177
1.75%, 02/01/27
(e)
................ 500 598,547
2.00%, 12/04/28 ................. 495 601,770
2.00%, 01/15/30
(e)
................ 1,982 2,407,199
Getlink SE, 3.50%, 10/30/25
(e)
......... 1,099 1,317,201
Royal Capital BV
(c)(e)(m)
:
5.88% ........................ USD 1,014 1,037,322
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
..................... 508 529,697
8,320,625
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... 965 1,034,147
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ..................... GBP 1,089 1,528,709
2,562,856
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV
(c)
:
3.13%, 07/16/22 ................. USD 300 305,595
3.63%, 04/22/29 ................. 1,300 1,411,209
4.38%, 04/22/49 ................. 250 304,381
C&W Senior Financing DAC
(b)(c)
:
7.50%, 10/15/26 ................. 625 648,194
6.88%, 09/15/27 ................. 985 1,035,481
Connect Finco SARL, 6.75%, 10/01/26
(b)(c)
.. 14,618 15,294,082
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 2,112 2,381,280
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(l)
......... 2,713 2,453,045
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Matterhorn Telecom SA
(e)
:
3.13%, 09/15/26 ................. EUR 200 $ 231,670
4.00%, 11/15/27 ................. 1,900 2,251,969
Millicom International Cellular SA
(b)(c)
:
5.13%, 01/15/28 ................. USD 5,040 5,229,630
4.50%, 04/27/31 ................. 3,715 3,900,750
Oi Movel SA:
8.75%, 07/30/26
(c)(e)
............... 891 908,820
Rogers Communications, Inc.
(c)
:
4.30%, 02/15/48 ................. 77 85,921
4.35%, 05/01/49 ................. 56 63,747
3.70%, 11/15/49 ................. 240 249,316
SoftBank Group Corp.:
2.13%, 07/06/24
(e)
................ EUR 670 767,061
4.50%, 04/20/25
(e)
................ 200 243,768
4.75%, 07/30/25
(e)
................ 1,783 2,180,068
3.13%, 09/19/25
(e)
................ 1,200 1,386,342
2.88%, 01/06/27
(e)
................ 706 783,284
5.00%, 04/15/28
(e)
................ 700 850,593
3.38%, 07/06/29 ................. 479 523,839
4.00%, 09/19/29
(e)
................ 331 378,659
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 788,602
Sprint Corp.:
7.88%, 09/15/23 ................. 2,785 3,111,820
7.13%, 06/15/24 ................. 1,649 1,876,892
7.63%, 02/15/25 ................. 850 993,633
7.63%, 03/01/26 ................. 3,097 3,752,712
Telefonica Europe BV
(a)(e)(m)
:
(EUR Swap Annual 10 Year + 4.30%),
5.88% ...................... EUR 1,500 1,926,481
(EUR Swap Annual 6 Year + 4.11%), 4.38% 1,600 2,008,690
T-Mobile USA, Inc.:
2.25%, 02/15/26 ................. USD 1,615 1,633,169
5.38%, 04/15/27 ................. 250 262,625
4.75%, 02/01/28 ................. 2,828 3,004,750
2.63%, 02/15/29 ................. 4,124 4,167,545
2.88%, 02/15/31 ................. 3,632 3,662,872
3.50%, 04/15/31
(b)
................ 2,764 2,915,010
3.50%, 04/15/31 ................. 2,467 2,601,784
4.38%, 04/15/40 ................. 475 547,279
3.00%, 02/15/41 ................. 580 561,169
4.50%, 04/15/50 ................. 109 127,069
3.30%, 02/15/51 ................. 925 894,349
3.40%, 10/15/52
(b)
................ 340 331,599
VEON Holdings BV
(b)(c)
:
4.00%, 04/09/25 ................. 4,695 4,923,881
3.38%, 11/25/27 ................. 3,230 3,279,056
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ................. GBP 900 1,221,755
4.25%, 01/31/31
(b)(c)
............... USD 493 491,768
4.50%, 07/15/31
(e)
................ GBP 1,204 1,654,715
4.75%, 07/15/31
(b)(c)
............... USD 5,924 6,052,432
Vodafone Group plc:
5.25%, 05/30/48
(c)
................ 1,037 1,342,264
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(e)
............. EUR 832 1,089,034
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)(c)
.................. USD 14,595 17,853,395
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
........ EUR 600 715,328
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)(c)
............. USD 7,145 7,252,175

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)(c)
USD 2,505 $ 2,567,625
127,480,182
Total Corporate Bonds — 31.9%
(Cost: $5,726,745,665) ........................... 5,814,751,758
Equity-Linked Notes — 12.9%
Air Freight & Logistics — 0.2%
(b)
JPMorgan Structured Products BV (United
Parcel Service, Inc.), 9.67%, 10/28/21
(e)
.. 121 22,223,135
Royal Bank of Canada (FedEx Corp.),
12.15%, 11/23/21
(c)
............... 86 19,336,830
41,559,965
Airlines — 0.0%
Citigroup Global Markets Holdings, Inc. (United
Airlines Holdings, Inc.), 15.63%, 10/14/21
(b)
53 2,522,205
Auto Components — 0.0%
Merrill Lynch International & Co. (Goodyear Tire
& Rubber Co. (The)), 18.10%, 10/29/21 .. 270 4,725,937
Automobiles — 0.4%
(Volkswagen AG), 15.13%, 11/10/21 ...... 74 16,563,533
Credit Suisse AG (General Motors Co.),
12.75%, 11/23/21
(c)
............... 405 21,228,899
Nomura Holdings, Inc. (Ford Motor Co.),
14.13%, 10/28/21
(c)
............... 1,839 25,349,612
63,142,044
Banks — 0.4%
Citigroup Global Markets Holdings, Inc.
(Signature Bank), 11.81%, 10/20/21
(b)
... 11 2,835,767
Credit Suisse AG (Citizens Financial Group,
Inc.), 16.60%, 11/23/21
(c)
............ 284 12,950,981
Royal Bank of Canada (Bank of America
Corp.), 13.63%, 11/01/21
(b)(c)
......... 200 8,446,617
Royal Bank of Canada (Citigroup, Inc.),
12.20%, 11/01/21
(b)(c)
.............. 153 10,826,602
Royal Bank of Canada (First Republic Bank),
12.26%, 11/03/21
(b)(c)
.............. 42 8,093,785
Royal Bank of Canada (JPMorgan Chase &
Co.), 11.03%, 11/01/21
(b)(c)
........... 175 28,296,708
Royal Bank of Canada (Wells Fargo & Co.),
13.14%, 11/01/21
(b)(c)
.............. 172 8,043,010
79,493,470
Beverages — 0.2%
Citigroup Global Markets Holdings, Inc. (Coca-
Cola Co. (The)), 6.71%, 10/22/21
(b)
..... 180 9,486,557
Citigroup Global Markets Holdings, Inc.
(PepsiCo, Inc.), 6.58%, 10/01/21
(b)
..... 66 9,991,197
Credit Suisse AG (Anheuser-Busch InBev SA),
14.20%, 11/10/21 ................ EUR 135 7,673,223
Societe Generale SA (Keurig Dr Pepper, Inc.),
11.47%, 10/06/21
(c)
............... USD 357 12,205,403
39,356,380
Building Products — 0.1%
BNP Paribas SA (Owens Corning),
12.46%, 10/28/21
(c)
............... 26 2,200,856
Merrill Lynch International & Co. (Masco Corp.),
12.50%, 10/28/21 ................ 125 6,989,423
9,190,279
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
Barclays Bank plc (Evercore, Inc.),
12.88%, 10/21/21
(c)
............... USD 18 $ 2,375,027
Credit Suisse AG (Nasdaq, Inc.),
7.20%, 10/21/21
(c)
................ 20 3,922,918
JPMorgan Structured Products BV (Morgan
Stanley), 11.82%, 11/16/21
(b)(e)
........ 80 7,840,105
JPMorgan Structured Products BV (United
States Steel Corp.), 15.98%, 10/22/21
(b)(e)
899 19,910,864
Nomura Bank International plc (Charles
SchwabCorp. (The)), 11.98%, 10/15/21
(c)
. 56 4,001,211
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 13.14%, 11/01/21
(b)(c)
...... 34 12,914,002
50,964,127
Chemicals — 0.3%
Barclays Bank plc (Dow, Inc.):
13.59%, 10/22/21
(c)
............... 76 4,419,244
14.60%, 10/22/21
(c)
............... 107 6,212,663
BNP Paribas SA (Ecolab, Inc.),
10.10%, 10/27/21
(c)
............... 52 10,842,934
BNP Paribas SA (Sherwin-Williams Co. (The)),
6.40%, 10/27/21
(c)
................ 16 4,495,928
Goldman Sachs International (PPG Industries,
Inc.), 12.27%, 10/20/21 ............. 39 5,617,571
Royal Bank of Canada (LyondellBasell
Industries NV), 13.58%, 11/23/21
(b)(c)
.... 174 16,340,327
Royal Bank of Canada (Mosaic Co. (The)),
16.28%, 11/02/21
(b)(c)
.............. 111 3,825,459
51,754,126
Communications Equipment — 0.1%
Royal Bank of Canada (Cisco Systems, Inc.),
8.12%, 11/09/21
(b)(c)
............... 187 10,210,115
Construction Materials — 0.1%
(c)
BNP Paribas SA (Martin Marietta Materials,
Inc.), 14.12%, 10/29/21
(b)
........... 17 5,975,647
Credit Suisse AG (Vulcan Materials Co.),
10.60%, 11/08/21 ................ 21 3,493,126
9,468,773
Consumer Finance — 0.2%
BNP Paribas SA (American Express Co.),
14.23%, 10/21/21
(c)
............... 38 6,196,027
BNP Paribas SA (Discover Financial Services):
12.60%, 10/21/21
(c)
............... 53 6,510,425
14.01%, 10/21/21
(c)
............... 37 4,608,529
Citigroup Global Markets Holdings, Inc. (Ally
Financial, Inc.):
11.55%, 10/15/21
(c)
............... 47 2,411,614
9.35%, 10/20/21
(b)
................ 126 6,453,740
Merrill Lynch International & Co. (Synchrony
Financial), 7.99%, 10/20/21 .......... 111 5,407,767
31,588,102
Containers & Packaging — 0.0%
Royal Dutch Shell plc (International Paper Co.),
11.93%, 10/27/21
(b)(c)
.............. 133 7,487,137
Diversified Consumer Services — 0.8%
(c)
Barclays Bank plc (Russell 2000 Index):
8.41%, 10/05/21
(b)
................ 21 45,322,436
6.24%, 10/25/21
(c)
................ 18 40,848,687
7.12%, 11/08/21
(c)
................ 12 26,983,498
8.37%, 11/26/21
(c)
................ 12 27,000,375
140,154,996

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
BNP Paribas SA (AT&T, Inc.),
11.49%, 10/22/21
(c)
............... USD 460 $ 12,261,382
Citigroup Global Markets Holdings, Inc.
(Verizon Communications, Inc.),
7.34%, 10/20/21
(b)
................ 339 18,163,528
Societe Generale SA (DTE Energy Co.),
12.44%, 10/27/21
(c)
............... 58 6,584,312
37,009,222
Electronic Equipment, Instruments & Components — 0.1%
(c)
BNP Paribas SA (Flex Ltd.), 12.41%, 11/01/21
(b)
211 3,734,260
Royal Bank of Canada (Zebra Technologies
Corp.), 13.04%, 11/23/21
(b)
.......... 13 6,933,339
Royal Dutch Shell plc (Corning, Inc.),
11.01%, 10/27/21 ................ 304 11,174,731
21,842,330
Entertainment — 0.2%
Citigroup Global Markets Holdings, Inc. (Netflix,
Inc.):
10.40%, 10/20/21
(b)
............... 17 9,558,430
13.29%, 12/01/21 ................ 29 17,078,082
Royal Bank of Canada (Walt Disney Co. (The)),
10.72%, 11/12/21
(b)(c)
.............. 51 8,674,289
35,310,801
Equity Real Estate Investment Trusts (REITs) — 0.1%
BNP Paribas SA (Invitation Homes, Inc.),
11.65%, 10/28/21
(b)(c)
.............. 287 11,083,129
Citigroup Global Markets Holdings, Inc.
(Prologis, Inc.), 8.51%, 10/20/21
(b)
..... 30 3,751,334
Societe Generale SA (SL Green Realty Corp.),
16.82%, 10/21/21
(c)
............... 103 7,340,500
22,174,963
Food & Staples Retailing — 0.1%
Barclays Bank plc (Walgreens Boots Alliance,
Inc.), 13.56%, 10/15/21
(c)
........... 97 4,584,300
JPMorgan Structured Products BV (Walmart,
Inc.), 9.43%, 10/06/21
(b)(e)
........... 124 17,309,300
21,893,600
Food Products — 0.3%
BNP Paribas SA (Archer-Daniels-Midland Co.),
11.08%, 10/28/21
(c)
............... 160 9,564,111
BNP Paribas SA (Conagra Brands, Inc.),
14.10%, 11/03/21
(c)
............... 250 8,328,547
Credit Suisse AG (Mondelez International, Inc.),
9.35%, 11/23/21
(c)
................ 366 21,541,513
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 15.03%, 10/06/21
(b)(e)
...... 429 15,845,121
55,279,292
Health Care Equipment & Supplies — 0.6%
BNP Paribas SA (Abbott Laboratories):
9.78%, 10/18/21
(c)
................ 163 19,337,239
10.16%, 10/21/21 ................ 66 7,818,485
BNP Paribas SA (Boston Scientific Corp.),
13.60%, 10/27/21
(c)
............... 312 13,651,557
BNP Paribas SA (Danaher Corp.):
12.00%, 10/18/21
(b)
............... 64 19,677,366
8.36%, 10/22/21
(b)
................ 30 9,036,426
8.60%, 10/22/21
(c)
................ 44 13,208,101
BNP Paribas SA (IDEXX Laboratories, Inc.),
11.06%, 10/18/21
(c)
............... 24 15,258,833
Citigroup Global Markets Holdings, Inc.
(Medtronic plc), 11.54%, 10/18/21
(b)
.... 106 13,366,406
111,354,413
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.5%
Barclays Bank plc (CVS Health Corp.),
9.82%, 10/18/21
(c)
................ USD 293 $ 24,871,968
Barclays Bank plc (Laboratory Corp. of America
Holdings), 12.86%, 10/18/21
(c)
........ 54 15,269,265
BNP Paribas SA (Cigna Corp.),
14.81%, 10/18/21
(c)
............... 99 19,976,666
Citigroup Global Markets Holdings, Inc.
(Anthem, Inc.), 9.02%, 10/21/21
(b)
...... 26 9,870,755
Goldman Sachs International (UnitedHealth
Group, Inc.), 12.66%, 10/14/21 ....... 23 9,134,671
Royal Bank of Canada (AmerisourceBergen
Corp.), 9.36%, 11/05/21
(b)(c)
.......... 29 3,511,021
Royal Bank of Canada (McKesson Corp.),
12.29%, 11/23/21
(b)(c)
.............. 54 10,771,265
93,405,611
Hotels, Restaurants & Leisure — 0.4%
Barclays Bank plc (Airbnb, Inc.),
14.00%, 11/16/21
(c)
............... 111 18,771,820
BNP Paribas SA (McDonald's Corp.),
5.37%, 11/09/21
(c)
................ 48 11,667,585
Citigroup Global Markets Holdings, Inc.
(Starbucks Corp.):
8.02%, 10/29/21
(b)
................ 90 10,038,276
10.63%, 11/17/21
(c)
............... 62 6,832,148
Goldman Sachs International (Chipotle Mexican
Grill, Inc.), 10.74%, 10/21/21 ......... 3 5,693,832
JPMorgan Structured Products BV (Darden
Restaurants, Inc.), 15.10%, 11/08/21
(b)(e)
. 101 15,350,883
Royal Bank of Canada (Wendy's Co. (The)),
12.82%, 11/23/21
(b)(c)
.............. 161 3,525,963
Societe Generale SA (Aramark),
21.54%, 11/17/21
(c)
............... 111 3,633,427
75,513,934
Household Durables — 0.2%
Barclays Bank plc (Lennar Corp.),
14.10%, 11/08/21
(c)
............... 153 14,488,450
BNP Paribas SA (PulteGroup, Inc.),
17.86%, 10/26/21
(c)
............... 141 6,568,985
BNP Paribas SA (Whirlpool Corp.),
11.04%, 10/21/21
(c)
............... 24 4,884,607
Credit Suisse AG (Tempur Sealy International,
Inc.):
14.57%, 10/29/21
(c)
............... 55 2,479,260
20.55%, 10/29/21
(c)
............... 73 3,411,879
JPMorgan Structured Products BV (DR Horton,
Inc.), 11.86%, 11/10/21
(b)(e)
........... 62 5,290,548
Royal Bank of Canada (Newell Brands, Inc.),
13.68%, 10/29/21
(b)(c)
.............. 142 3,180,454
40,304,183
Household Products — 0.1%
JPMorgan Structured Products BV (Procter &
Gamble Co. (The)), 3.36%, 10/19/21
(b)(e)
. 72 10,085,570
Industrial Conglomerates — 0.2%
(c)
BNP Paribas SA (3M Co.), 8.94%, 10/26/21 . 95 16,739,786
BNP Paribas SA (General Electric Co.),
15.96%, 10/28/21 ................ 196 20,130,371
36,870,157
Insurance — 0.3%
Barclays Bank plc (Progressive Corp. (The)),
9.09%, 10/14/21
(c)
................ 62 5,630,220
BNP Paribas SA (Willis Towers Watson plc),
11.42%, 10/29/21
(c)
............... 15 3,567,379
Citigroup Global Markets Holdings, Inc.
(MetLife, Inc.), 15.07%, 11/23/21
(b)
..... 307 18,963,367

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
JPMorgan Structured Products BV (Travelers
Cos., Inc. (The)), 11.84%, 10/06/21
(b)(e)
.. USD 103 $ 15,693,648
Royal Bank of Canada (Marsh & McLennan
Cos., Inc.):
5.36%, 10/29/21
(b)(c)
............... 31 4,638,980
7.31%, 10/29/21
(c)
................ 35 5,221,165
53,714,759
Interactive Media & Services — 0.7%
(b)(c)
BNP Paribas SA (Alphabet, Inc.):
9.69%, 10/15/21
(e)
................ 9 24,127,399
6.99%, 10/29/21
(c)
................ 8 22,268,237
10.97%, 11/17/21
(c)
............... 7 17,471,075
9.44%, 12/01/21 ................. 12 33,188,508
JPMorgan Structured Products BV (Facebook,
Inc.):
11.43%, 10/06/21
(e)
............... 27 9,223,647
10.21%, 10/29/21
(c)
............... 63 21,498,074
127,776,940
Internet & Direct Marketing Retail — 0.4%
BNP Paribas SA (eBay, Inc.),
19.56%, 10/28/21
(c)
............... 33 2,309,834
JPMorgan Structured Products BV (Amazon.
com, Inc.):
10.10%, 10/04/21
(c)
............... 8 26,908,531
8.60%, 12/01/21
(b)(e)
............... 12 39,759,604
68,977,969
IT Services — 0.4%
BNP Paribas SA (Visa, Inc.), 7.96%, 10/28/21
(c)
31 6,960,878
Citigroup Global Markets Holdings, Inc.
(Automatic Data Processing, Inc.),
4.93%, 10/28/21
(b)
................ 24 4,753,080
Credit Suisse AG (Global Payments, Inc.),
13.30%, 11/23/21
(c)
............... 135 21,453,596
JPMorgan Structured Products BV (PayPal
Holdings, Inc.), 9.06%, 11/02/21
(b)(e)
.... 80 21,018,923
Merrill Lynch International & Co. (International
Business Machines Corp.), 9.17%, 10/20/21 46 6,382,305
Royal Bank of Canada (Square, Inc.),
15.89%, 11/23/21
(b)(c)
.............. 76 18,519,812
79,088,594
Life Sciences Tools & Services — 0.3%
(c)
BNP Paribas SA (Charles River Laboratories
International, Inc.):
12.47%, 10/18/21
(c)
............... 21 8,598,717
14.60%, 10/29/21
(c)
............... 5 2,241,529
BNP Paribas SA (Thermo Fisher Scientific,
Inc.):
10.81%, 10/18/21
(c)
............... 50 28,047,697
9.46%, 10/21/21
(b)
................ 19 10,819,079
49,707,022
Machinery — 0.4%
BNP Paribas SA (Colfax Corp.),
13.82%, 11/01/21
(b)(c)
.............. 83 3,831,218
BNP Paribas SA (PACCAR, Inc.),
9.66%, 10/20/21
(c)
................ 159 12,650,920
BNP Paribas SA (Stanley Black & Decker, Inc.),
11.97%, 10/27/21
(c)
............... 70 12,291,365
Citigroup Global Markets Holdings, Inc.
(Caterpillar, Inc.), 13.24%, 10/29/21
(b)
... 35 6,753,342
Credit Suisse AG (Cummins, Inc.),
8.25%, 10/28/21
(c)
................ 79 17,721,993
JPMorgan Structured Products BV (Parker-
Hannifin Corp.), 10.02%, 11/02/21
(b)(e)
... 63 17,652,692
Security
Par (000)
Par (000) Value
Machinery (continued)
Merrill Lynch International & Co. (Ingersoll
Rand, Inc.), 12.54%, 11/02/21 ........ USD 196 $ 9,985,275
80,886,805
Media — 0.2%
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 16.17%, 10/21/21
(c)
....... 65 2,395,451
BNP Paribas SA (Comcast Corp.):
14.53%, 10/29/21
(c)
............... 81 4,568,662
13.18%, 12/01/21
(b)
............... 293 16,428,902
Royal Bank of Canada (Omnicom Group, Inc.),
14.58%, 10/27/21
(b)(c)
.............. 50 3,598,967
Societe Generale SA (Altice USA, Inc.),
13.13%, 10/06/21
(c)
............... 290 6,027,453
Societe Generale SA (ViacomCBS, Inc.),
19.12%, 11/05/21
(c)
............... 88 3,516,192
36,535,627
Metals & Mining — 0.2%
Barclays Bank plc (Freeport-McMoRan, Inc.),
18.07%, 10/22/21
(c)
............... 689 22,434,188
Barclays Bank plc (Nucor Corp.):
16.70%, 10/22/21
(c)
............... 31 3,069,669
17.73%, 10/22/21
(c)
............... 55 5,289,338
HSBC Bank plc (ArcelorMittal SA),
12.40%, 11/10/21 ................ EUR 452 13,844,279
44,637,474
Oil, Gas & Consumable Fuels — 0.1%
Royal Bank of Canada (Williams Cos., Inc.
(The)), 10.91%, 11/23/21
(b)(c)
......... USD 544 13,989,272
Pharmaceuticals — 0.2%
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson)
(b)
:
6.65%, 10/14/21 ................. 113 18,294,176
9.58%, 10/18/21 ................. 77 12,453,550
30,747,726
Professional Services — 0.1%
Barclays Bank plc (ManpowerGroup, Inc.),
14.29%, 10/20/21
(c)
............... 27 2,975,234
Goldman Sachs International (Equifax, Inc.),
15.40%, 10/21/21 ................ 13 3,356,991
Societe Generale SA (TransUnion),
8.51%, 10/27/21
(c)
................ 47 5,346,531
11,678,756
Road & Rail — 0.2%
BNP Paribas SA (Old Dominion Freight Line,
Inc.), 10.81%, 10/27/21
(c)
........... 8 2,360,486
BNP Paribas SA (XPO Logistics, Inc.),
11.50%, 11/03/21
(b)(c)
.............. 89 7,166,582
Merrill Lynch International & Co. (CSX Corp.):
8.91%, 10/21/21
(c)
................ 146 4,360,588
10.13%, 10/21/21 ................ 156 4,676,301
Royal Bank of Canada (Ryder System, Inc.),
12.28%, 10/27/21
(b)(c)
.............. 30 2,437,228
Royal Bank of Canada (Union Pacific Corp.):
7.32%, 10/22/21
(b)(c)
............... 33 6,496,528
8.71%, 10/22/21
(c)
................ 17 3,428,667
30,926,380
Semiconductors & Semiconductor Equipment — 0.7%
Barclays Bank plc (Texas Instruments, Inc.),
15.06%, 11/03/21
(c)
............... 74 13,972,238
Credit Suisse AG (KLA Corp.),
12.20%, 10/27/21
(c)
............... 63 21,209,918

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Credit Suisse AG (Lam Research Corp.):
16.80%, 10/21/21
(c)
............... USD 10 $ 5,781,198
12.45%, 10/22/21
(c)
............... 46 26,250,559
Credit Suisse AG (QUALCOMM, Inc.),
12.05%, 11/03/21
(c)
............... 97 12,732,529
Nomura Holdings, Inc. (Intel Corp.),
8.16%, 10/19/21
(c)
................ 309 16,532,080
Royal Bank of Canada (Applied Materials, Inc.),
14.44%, 11/16/21
(b)(c)
.............. 84 10,850,970
Royal Bank of Canada (NVIDIA Corp.),
13.84%, 11/16/21
(b)(c)
.............. 102 21,224,240
Royal Bank of Canada (Skyworks Solutions,
Inc.), 14.01%, 11/02/21
(b)(c)
........... 20 3,256,184
131,809,916
Software — 1.3%
BNP Paribas SA (Microsoft Corp.):
6.72%, 10/26/21 ................. 163 46,107,456
5.41%, 10/27/21
(b)(c)
............... 119 33,702,024
6.45%, 10/27/21
(c)
................ 81 22,892,543
7.57%, 11/17/21 ................. 163 46,106,035
BNP Paribas SA (Oracle Corp.),
15.41%, 10/28/21
(c)
............... 198 17,356,264
Citigroup Global Markets Holdings, Inc.
(DocuSign, Inc.), 13.47%, 12/01/21
(b)
... 81 21,120,218
Credit Suisse AG (ServiceNow, Inc.),
10.65%, 10/27/21
(c)
............... 24 14,976,309
Goldman Sachs International (salesforce.com,
Inc.), 10.73%, 12/01/21 ............. 46 12,266,537
Societe Generale SA (Adobe, Inc.),
9.06%, 11/08/21
(c)
................ 52 30,455,629
244,983,015
Specialty Retail — 0.3%
BNP Paribas SA (O'Reilly Automotive, Inc.),
5.98%, 10/28/21
(c)
................ 6 3,672,635
JPMorgan Structured Products BV (Gap, Inc.
(The)), 20.85%, 11/24/21
(b)(e)
......... 224 5,226,759
JPMorgan Structured Products BV (Home
Depot, Inc. (The)), 12.22%, 10/06/21
(b)(e)
. 56 18,295,951
Merrill Lynch International & Co. (Tractor
Supply Co.), 10.30%, 10/21/21 ........ 28 5,351,409
Royal Dutch Shell plc (AutoZone, Inc.),
10.57%, 11/08/21
(c)
............... 13 22,182,795
Societe Generale SA (RH), 20.19%, 12/09/21
(c)
9 5,921,956
60,651,505
Technology Hardware, Storage & Peripherals — 0.6%
BNP Paribas SA (Apple, Inc.):
11.27%, 10/29/21
(b)(c)
.............. 196 28,034,035
12.51%, 11/08/21
(b)(e)
.............. 377 53,692,718
13.35%, 11/22/21 ................ 109 15,684,019
Goldman Sachs International (Seagate
Technology Holdings plc), 20.41%, 10/22/21 41 3,422,824
100,833,596
Textiles, Apparel & Luxury Goods — 0.3%
(Kering SA), 15.68%, 11/10/21 ......... 17 12,280,878
Barclays Bank plc (Estee Lauder Cos., Inc.
(The)), 12.92%, 10/06/21
(c)
.......... 50 14,888,729
BNP Paribas SA (Tapestry, Inc.),
13.94%, 11/12/21
(c)
............... 59 2,219,742
Credit Suisse AG (VF Corp.),
20.40%, 10/15/21
(c)
............... 36 2,385,285
HSBC Bank plc (Moelis & Co.),
12.20%, 11/10/21 ................ EUR 36 25,863,573
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Royal Bank of Canada (Deckers Outdoor
Corp.), 16.21%, 10/29/21
(b)(c)
......... USD 8 $ 2,934,351
60,572,558
Trading Companies & Distributors — 0.1%
Merrill Lynch International & Co. (United
Rentals, Inc.), 12.65%, 10/28/21 ...... 34 11,825,251
Wireless Telecommunication Services — 0.0%
BNP Paribas SA (T-Mobile US, Inc.),
11.35%, 11/08/21
(b)(c)
.............. 37 4,774,159
Total Equity-Linked Notes — 12.9%
(Cost: $2,429,028,033) ........................... 2,346,779,056
Floating Rate Loan Interests — 7.4%
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 9,473 9,499,691
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 1,927 1,932,140
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 ................. 5,372 5,249,236
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 ................. 2,888 2,822,171
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 15,100 15,102,314
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 3,740 3,810,125
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 1,965 1,991,573
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 12/09/25 ..... 4,715 4,655,695
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 08/22/24 ..... 4,360 4,310,761
49,373,706
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................ 510 511,275
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28
(c)
................ 3,334 3,445,589
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(c)
......... 4,091 4,104,222
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 12/15/23 4,634 4,529,971
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26
(c)
..... 3,630 3,538,402
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 4,514 4,542,033
20,160,217
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.58%
,
 04/10/28 ..... 934 933,268
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 04/30/26 8,504 8,461,520

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ..... USD 5,677 $ 5,662,084
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 02/05/26 ................. 5,733 5,677,607
20,734,479
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.33%
,
 01/01/38
(a)
.... 7,573 7,569,643
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
10.00%
,
 01/01/28
(a)
............... 10,600 10,547,000
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 567 565,597
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 . 5,683 5,662,127
CP Iris Holdco I, Inc., Delayed Draw Term Loan,
10/02/28
(p)
..................... 160 160,012
CP Iris Holdco I, Inc., Term Loan, 10/02/28
(p)
. 801 799,994
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,424 1,423,296
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 07/28/28 ..... 2,046 2,041,617
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/17/27 ................. 704 696,960
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(p)
............. 352 348,480
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. 671 671,769
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ..... 7,572 7,574,545
19,944,397
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 07/24/26 ................. 791 792,409
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 ................. 5,096 5,062,010
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(p)
............. 466 464,008
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 ................. 2,013 2,005,675
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.33%
,
 04/12/24
(d)
... 1,369 1,363,506
9,687,608
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28
(c)
......... 5,716 5,707,330
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/22/28
(p)
..................... 165 165,187
Arc Falcon I, Inc., Term Loan, 09/22/28
(p)
... 1,132 1,131,534
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 955 956,394
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... USD 4,468 $ 4,517,708
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.88%
,
 06/01/24
(c)
.......... 2,388 2,381,263
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 871 869,537
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 ................. 2,630 2,630,960
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 01/31/26 2,237 2,232,817
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 784 780,792
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28
(c)
................ 2,278 2,284,396
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/28/25
(c)
699 696,833
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27 ................. 4,684 4,674,709
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.58%
,
 01/01/38 ................. 6,713 6,674,890
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ........... 5,725 5,712,369
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 10/14/24
(c)
................ 5,342 5,313,617
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 ................. 1,445 1,446,806
WR Grace Holdings LLC, Term Loan,
09/22/28
(p)
..................... 869 871,720
49,048,862
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 ................. 7,593 7,596,186
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.83%
,
 09/07/27 2,718 2,706,979
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 ................. 9,288 9,199,766
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(d)
................ 950 925,794
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 2,750 2,745,760
Recycle and Resource US LLC, 1st Lien Term
Loan, 07/14/28
(c)(d)(p)
............... 834 831,915
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 07/30/25 ................. 3,310 3,212,578
Tempo Acquisition LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 11/02/26 ............... 10,883 10,899,306

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ............... USD 1,292 $ 1,293,072
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 1,404 1,402,956
Viad Corp., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 07/30/28
(d)
.......... 1,555 1,547,225
42,361,537
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 01/21/28 ........... 6,021 6,017,102
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 .... 5,269 5,266,787
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 ................. 3,810 3,805,733
15,089,622
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.08%
,
 01/15/27 ........... 3,529 3,503,377
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 1,940 1,938,335
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 4,496 4,462,835
Standard Industries, Inc., Term Loan,
09/22/28
(p)
..................... 4,092 4,094,210
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.13%
,
 05/29/26 ................. 858 853,065
14,851,822
Containers & Packaging — 0.2%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. 11,544 11,564,152
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 3,842 3,832,926
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26
(c)
................ 4,493 4,501,868
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 04/03/24 ................. 6,640 6,497,378
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 02/05/26 1,008 1,000,817
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27
(d)
... 1,192 1,189,013
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(p)
............... 170 170,497
Trident TPI Holdings, Inc., Term Loan B3,
09/15/28
(p)
..................... 1,201 1,202,005
29,958,656
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
1,344 1,344,810
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... USD 830 $ 830,035
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 ................. 5,546 5,523,087
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 06/17/28 ..... 969 966,151
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
8.50%
,
 12/22/25 ................. 1,642 1,560,416
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 3,694 3,922,585
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 1,535 1,515,675
Sotheby's, Term Loan, (LIBOR USD 2 Month +
4.50%), 5.00%
,
 01/15/27 ........... 3,770 3,779,012
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28
(c)
................ 1,199 1,197,501
19,294,462
Diversified Financial Services — 1.0%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 4,501 4,513,470
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.58%
,
 07/31/26 ................. 3,774 3,778,065
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(d)
1,192 1,191,983
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.44%
,
 10/30/26 .... 2,095 2,081,330
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ..... 7,529 7,512,063
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.00%), 7.04%
,
 05/15/24
(d)
.... 7,906 7,431,529
Connect Finco SARL, Term Loan, 12/11/26
(c)(p)
13,277 13,281,900
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 8,042 8,057,871
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 ................. 1,440 1,483,200
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 6,815 6,819,759
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 779 784,515
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 10,355 10,370,040
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 07/11/25 ................. 4,212 4,168,137
Houston Center, Term Loan, 12/09/22
(d)(p)
... 39,131 39,029,241
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/17/27 ................. 1,110 1,098,960
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 06/28/24
(c)(d)
41 22,590
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.08%
,
 06/30/25
(c)
386 172,050
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 . 1,606 1,609,540

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.50%),
4.00%
,
 08/02/28 ................. USD 3,615 $ 3,602,962
Park Avenue Tower, Term Loan, 12/31/00
(d)(p)
31,329 31,213,059
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 1,889 1,883,789
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.58% -
2.63%
,
 01/23/25 ................. 2,993 2,936,778
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.25%
,
 12/11/26 ................. 3,147 3,136,521
The Vinoy St. Petersburg, Term Loan,
01/01/38
(d)(p)
.................... 9,984 9,935,990
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.13%
,
 05/29/26
(c)
.......... 2,501 2,143,564
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25
(c)
................ 2,336 2,420,710
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 01/31/29 ................. 413 411,538
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ..... 12,338 12,381,901
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.08%
,
 02/28/27
(d)
.... 3,366 3,361,836
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 1,306 1,309,095
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 04/30/28 ................. 2,902 2,877,826
191,021,812
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.88%, 07/15/25
(c)
.............. 954 938,306
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26
(c)
.............. 3,056 2,999,759
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(c)
... 6,386 6,359,618
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 780 780,690
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 1,328 1,328,673
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 2,721 2,714,578
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... 1,620 1,616,611
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 . 2,244 2,244,675
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. 2,993 2,984,485
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 1,191 1,189,011
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 01/31/29 ................. 2,990 2,989,163
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/09/27 USD 13,744 $ 13,615,578
39,761,147
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 01/15/25 ................. 1,593 1,573,325
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.83%
,
 12/13/25 ................. 1,544 1,468,549
3,041,874
Electrical Equipment — 0.1%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28
(d)
................ 1,344 1,344,000
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 809 809,244
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.58%
,
 09/13/24 10,572 10,535,934
12,689,178
Entertainment — 0.1%
(a)
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(c)(d)
2,963 2,948,185
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24
(d)
................ 2,985 2,977,154
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 3,016 2,938,548
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.83%
,
 03/13/28 3,471 3,467,784
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 05/30/25 ................. 87 86,290
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 05/18/25 ..... 5,836 5,711,541
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.21%
,
 01/20/28 907 901,126
19,030,628
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.77%
,
 05/23/25 .... 1,943 1,936,503
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 05/23/25 1,536 1,537,218
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.83%
,
 06/27/23 ..... 3,253 3,232,471
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 09/13/26 ..... 2,410 2,375,783
9,081,975
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26
(c)
................ 2,735 2,699,676
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 10/01/25 ................. 2,091 2,062,628
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.58%
,
 10/10/26 .... 218 218,276

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... USD 3,782 $ 3,787,208
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.33%
,
 01/29/27
(c)
................ 7,665 7,569,595
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 1,677 1,671,123
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.37%
,
 05/15/24
(c)
................ 494 491,868
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 ................. 1,530 1,530,215
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 ................. 7,589 7,574,789
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 01/20/28 ................. 3,355 3,349,005
30,954,383
Health Care Equipment & Supplies — 0.0%
(a)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ..... 901 902,247
Mozart Debt Merger Sub, Inc., Term Loan B,
09/30/28
(p)
..................... 1,741 1,737,187
2,639,434
Health Care Providers & Services — 0.2%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.63%
,
 07/24/26 ................. 5,712 5,672,702
CHG Healthcare Services, Inc. Term Loan,
09/29/28
(p)
..................... 1,028 1,029,100
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/10/25 2,881 2,556,817
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.88%
,
 02/18/27 ................. 5,354 5,318,343
Medical Solutions LLC, 2nd Lien Term Loan,
09/24/28
(p)
..................... 1,349 1,335,510
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 08/06/26 5,667 5,663,770
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/30/25
(c)
................ 3,386 3,381,614
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 74 74,407
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 ................. 1,546 1,546,773
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 ................. 2,503 2,511,123
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 2,449 2,455,962
31,546,121
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 ................. USD 349 $ 349,943
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 ................. 3,057 3,053,559
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 10/10/25 .... 3,786 3,779,533
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 ................. 6,967 6,980,098
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25 5,698 5,702,633
19,865,766
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 02/02/26 ................. 504 495,300
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24
(c)
1,521 1,527,882
Bally's Corp., Term Loan B, 10/02/28
(p)
.... 2,070 2,068,572
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 12/23/24 ................. 6,396 6,354,309
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 07/21/25 ................. 5,103 5,105,287
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 07/21/26
(c)
2,091 2,083,195
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 11/30/23
(c)
................ 1,953 1,945,409
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(d)
............... 312 337,054
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 2,934 2,918,713
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
10.00%
,
 12/31/00
(d)
............... 14,250 13,395,000
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 4,490 4,495,683
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 .... 2,686 2,681,369
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 6,164 6,132,266
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24
(c)
588 574,487
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 08/14/24 ................. 1,520 1,512,144
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 2,415 2,390,026
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 .... 3,699 3,693,525
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 05/30/25 ................. 970 963,296
58,673,517

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 USD 5,835 $ 5,821,837
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 1,932 1,888,696
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 ................. 1,311 1,313,465
9,023,998
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 08/04/28 1,702 1,695,924
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 641 638,909
2,334,833
Independent Power and Renewable Electricity Producers — 0.0%
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27
(a)
................ 1,565 1,563,015
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.08%
,
 03/31/25 .... 3,476 3,456,401
Filtration Group Corp., Term Loan A, 03/29/25
(p)
4,282 4,288,731
Sheraton Austin, Term Loan, 01/01/28
(p)
.... 8,491 8,491,237
16,236,369
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 05/09/25 ............... 6,335 6,286,704
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ............... 1,833 1,834,012
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 5,846 5,808,496
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.58%, 02/12/27 ............... 3,815 3,789,555
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 1,384 1,381,435
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/31/28 3,051 3,040,199
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/20/29 2,713 2,698,757
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.21%
,
 11/03/23 ...... 2,916 2,897,497
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.08%
,
 11/03/24 ...... 2,683 2,652,623
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 12/23/26 ..... 2,393 2,356,134
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.88%
,
 04/25/25 .... 1,620 1,603,212
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 9,081 9,081,076
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 2,280 2,277,690
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 12/31/25 ............... 5,746 5,698,373
(LIBOR USD 1 Month + 3.75%),
3.83%, 09/03/26 ............... 1,994 1,987,510
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... USD 928 $ 928,395
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.13%, 05/16/24 ............... 5,115 5,077,959
(LIBOR USD 3 Month + 3.25%),
3.38%, 12/02/26 ............... 255 253,616
59,653,243
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(c)(p)
.................... 4,331 4,331,003
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 2,687 2,671,598
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 10,590 10,612,840
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26
(c)
.... 11,156 11,248,869
28,864,310
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 ................. 5,664 5,667,108
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(d)
......... 437 436,454
6,103,562
IT Services — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 ................. 5,118 5,116,078
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 ................. 805 814,628
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 10/30/26 ................. 6,540 6,520,815
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 2,963 3,040,779
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 5,307 5,304,165
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 08/01/25 ................. 1,409 1,292,166
Go Daddy Operating Co. LLC, Term Loan B4,
08/10/27
(p)
..................... 3,833 3,808,984
Ion Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28
(c)
726 727,001
Maximus, Inc., Term Loan B, (LIBOR USD 6
Month + 2.00%), 2.50%
,
 05/28/28 ..... 1,561 1,558,480
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 11/29/24 ................. 2,455 2,450,792
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 12/01/25 ................. 1,077 1,074,169
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.63%
,
 01/22/27 944 941,983
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 02/12/27 ........... 5,869 5,734,554
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 11,320 11,357,740

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25 ................. USD 2,026 $ 2,003,960
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 1,753 1,754,791
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(d)
1,061 1,058,347
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.83%
,
 11/16/26 .... 1,531 1,520,417
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ...... 1,360 1,360,952
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.33%
,
 03/31/28 .......... 1,045 1,039,819
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 02/02/26 389 389,000
58,869,620
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 . 837 835,461
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 . 2,592 2,595,215
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 2,938 2,937,548
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. 7,148 7,179,760
ICON Luxembourg SARL, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ............... 1,184 1,187,921
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28
(c)
.............. 4,753 4,767,873
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.83%
,
 03/07/24 ..... 1,996 1,991,496
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 ................. 1,701 1,705,046
Parexel International Corp., Term Loan,
08/11/28
(p)
..................... 3,532 3,532,565
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ........... 5,419 5,407,499
32,140,384
Machinery — 0.2%
(a)
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.38%
,
 05/18/24 .... 1,628 1,624,776
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28 406 404,868
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 .... 3,794 3,786,036
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 03/01/27 ................. 1,705 1,680,797
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ..... 5,850 5,840,230
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25
(c)
... 14,637 14,361,260
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(c)(p)
.................. 5,624 5,631,484
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 03/02/27 .... 5,755 5,716,950
39,046,401
Security
Par (000)
Par (000) Value
Media — 0.4%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
... USD 6,225 $ 6,219,546
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................ 8,469 7,530,733
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(q)
................ 2,578 3,100,487
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 05/03/28
(a)
.... 1,244 1,234,939
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/30/25
(a)
................ 3,354 3,348,497
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(a)
................ 13,702 13,406,141
CSC Holdings LLC, Term Loan
(a)
:
(LIBOR USD 1 Month + 2.25%),
2.33%, 07/17/25 ............... 2,689 2,648,953
(LIBOR USD 1 Month + 2.50%),
2.58%, 04/15/27 ............... 1,702 1,680,317
DirectTV Financing LLC, Term Loan, 08/02/27
(a)
(p)
........................... 5,618 5,620,238
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 1,746 1,745,807
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)(c)
............... 310 313,432
Intelsat Jackson Holdings SA., Term Loan,
07/13/22
(a)(c)(p)
................... 563 566,341
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................ 6,329 6,065,002
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.33%
,
 03/24/25
(a)
................ 1,779 1,763,310
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 08/15/26
(a)
................ 1,186 1,184,960
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 09/18/26
(a)
................ 863 861,446
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 10/04/23
(a)
—
(r)
63
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
5,968 5,958,988
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 04/01/28
(a)
................ 684 676,142
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 12/17/26
(a)
................ 1 506
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)(d)
. 4,660 4,648,644
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 01/31/28
(a)
................ 1,717 1,705,065
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(a)(c)
............... 5,774 5,766,773
76,046,330

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.62%
,
 07/31/25 ................. USD 1,942 $ 1,937,981
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 ................. 8,658 8,002,449
9,940,430
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 2,183 2,386,739
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.13%
,
 02/07/25 2,178 2,169,623
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 914 913,710
5,470,072
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)(c)
............... 11,318 11,346,523
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 2,904 2,861,813
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 06/02/25
(c)
5,478 5,469,877
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.07%
,
 11/15/27 ................. 1,609 1,582,168
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28
(c)
2,956 2,958,932
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ..... 2,366 2,369,879
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(p)
............. 372 372,027
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. 3,299 3,297,176
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 789 787,643
19,699,515
Professional Services — 0.1%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ..... 4,151 4,138,437
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 7,641 7,631,449
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 ................. 10,466 10,452,545
22,222,431
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.58%
,
 02/25/27
(a)
5,696 5,691,295
Software — 0.9%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................ 5,667 5,680,316
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 10/02/25
(a)
5,695 5,661,065
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, 08/10/29
(a)
(d)(p)
.......................... USD 2,431 $ 2,418,845
Cloudera, Inc., Term Loan
(a)
:
(LIBOR USD 1 Month + 2.50%),
3.25%, 12/22/27 ............... 1,385 1,383,308
 07/08/28
(p)
..................... 6,622 6,609,617
ConnectWise LLC, Term Loan, 09/29/28
(a)(p)
. 828 825,930
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 04/22/27
(a)
................ 1,487 1,484,474
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
.... 1,711 1,687,806
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28
(a)
......... 448 447,722
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................ 11,344 11,378,456
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(a)
................ 8,999 8,985,730
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(q)
................ 2,696 2,731,048
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 02/25/27
(a)
.... 12,094 12,048,841
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(a)(p)
.................... 7,655 7,652,627
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(a)(d)(p)
................... 4,649 4,643,189
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24
(a)
.... 3,366 3,366,399
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
5,657 5,669,031
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(a)
4,512 4,575,439
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
2,135 2,142,969
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................ 7,306 7,319,321
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24
(a)
................ 1,460 1,458,668
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(a)
(p)
........................... 4,280 4,256,460
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(a)
17,783 17,722,149
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(a)
... 750 745,194
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(a)
... 1,195 1,187,883
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 08/01/25
(a)
................ 7,658 7,613,337
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25
(a)(c)
............... 1,534 1,517,453
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28
(a)
................ 5,559 5,611,747
UKG, Inc., 1st Lien Term Loan
(a)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 05/04/26 ............... 9,062 9,074,923
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 6,799 6,807,995

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
.... USD 2,831 $ 2,875,815
155,583,757
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 11/13/25 . 1,307 1,299,420
EG Group Ltd., Facility Term Loan, 03/31/26
(p)
3,816 3,811,860
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ........... 5,691 5,701,095
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.33%
,
 08/31/26 ................. 2,064 2,057,675
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 1,825 1,798,400
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 11,378 11,394,270
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 696 695,943
26,758,663
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23
(a)
616 615,330
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 07/27/28 ..... 7,079 7,043,555
TMK Hawk Parent Corp., Term Loan A,
05/30/24
(d)(p)
.................... 1,579 1,547,628
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 5,148 4,538,486
13,129,669
Transportation Infrastructure — 0.0%
(a)
First Student Bidco, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 07/21/28 1,896 1,884,976
First Student Bidco, Inc., Term Loan C, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 07/21/28 700 695,796
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28
(p)
..................... 1,033 1,031,523
KKR Apple Bidco LLC, 2nd Lien Term Loan,
09/21/29
(p)
..................... 421 427,054
4,039,349
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24
(c)
................ 4,116 3,969,365
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 ................. 6,323 6,328,542
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 860 861,029
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/11/25 . 1,693 1,675,618
12,834,554
Total Floating Rate Loan Interests — 7.4%
(Cost: $1,343,575,056) ........................... 1,345,997,584
Security
Par (000)
Par (000) Value
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Programme Co.,
6.25%
,
11/14/24
(b)(c)
............... USD 868 $ 937,603
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)(c)
.................... 1,175 1,255,488
China — 0.0%
(a)(c)(e)(m)
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75% ................. 520 530,400
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20% 4,020 4,030,050
4,560,450
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26
(c)
........ 4,642 5,030,651
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(c)(e)
...... 3,817 3,982,801
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(e)
......... EUR 1,000 1,197,444
France — 0.1%
Electricite de France SA
(a)(m)
:
(EUR Swap Annual 5 Year + 3.37%),
2.87%
(e)
..................... 600 717,777
(EUR Swap Annual 5 Year + 3.20%),
3.00%
(e)
..................... 1,000 1,203,699
(EUR Swap Annual 5 Year + 4.00%), 3.38% 3,000 3,653,355
5,574,831
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(e)
.. 495 592,339
Indonesia — 0.1%
(c)(e)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 3,283 3,344,917
Pertamina Persero PT, 3.10%
,
08/27/30 ... 4,972 5,071,987
8,416,904
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ................. EUR 100 120,788
2.63%, 04/28/25 ................. 725 858,676
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(e)(m)
.......... 1,275 1,463,973
2,443,437
Mexico — 0.1%
Petroleos Mexicanos
(c)
:
6.50%, 03/13/27 ................. USD 5,226 5,487,300
6.84%, 01/23/30 ................. 5,358 5,507,488
5.95%, 01/28/31 ................. 4,572 4,420,667
6.35%, 02/12/48 ................. 2,084 1,779,736
7.69%, 01/23/50 ................. 2,900 2,731,510
19,926,701
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)(e)
........ 3,730 3,689,343
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)(c)
:
4.00%, 08/11/41 ................. 5,506 5,599,946
5.13%, 08/11/61 ................. 2,565 2,690,525

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Panama (continued)
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)(c)
............ USD 2,960 $ 3,018,830
11,309,301
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)(c)
.................... 1,865 1,837,025
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)(c)
..... 4,029 4,055,894
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)(c)
:
1.25%, 11/24/23 ................. 330 332,063
2.25%, 11/24/30 ................. 4,020 3,917,490
4,249,553
Total Foreign Agency Obligations — 0.4%
(Cost: $77,494,023) .............................. 79,059,765
Foreign Government Obligations — 1.7%
Bahrain — 0.1%
Kingdom of Bahrain
(c)
:
7.00%, 01/26/26
(e)
................ 7,362 8,127,188
4.25%, 01/25/28
(b)
................ 2,115 2,085,919
7.38%, 05/14/30
(e)
................ 3,856 4,272,448
14,485,555
Brazil — 0.1%
Federative Republic of Brazil
(c)
:
6.00%, 04/07/26 ................. 2,272 2,608,966
4.63%, 01/13/28 ................. 6,631 6,986,587
3.88%, 06/12/30 ................. 10,649 10,311,560
19,907,113
Chile — 0.1%
Republic of Chile
(c)
:
2.55%, 07/27/33 ................. 3,955 3,871,945
3.10%, 05/07/41 ................. 3,175 3,065,462
3.50%, 01/25/50 ................. 1,050 1,049,869
7,987,276
Colombia — 0.1%
Republic of Colombia
(c)
:
8.13%, 05/21/24 ................. 4,414 5,097,618
3.88%, 04/25/27 ................. 2,562 2,656,154
4.50%, 03/15/29 ................. 3,308 3,484,358
3.00%, 01/30/30 ................. 5,589 5,265,187
3.25%, 04/22/32 ................. 2,205 2,053,958
4.13%, 05/15/51 ................. 1,110 956,542
19,513,817
Dominican Republic — 0.1%
Dominican Republic Government Bond
(c)
:
5.95%, 01/25/27
(e)
................ 2,355 2,643,487
4.50%, 01/30/30
(b)
................ 4,407 4,471,177
4.88%, 09/23/32
(b)
................ 4,650 4,743,872
5.30%, 01/21/41
(e)
................ 1,898 1,877,596
6.40%, 06/05/49
(e)
................ 3,800 4,023,963
17,760,095
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22
(b)(c)
............... 1,915 1,928,405
6.13%, 01/31/22
(c)(e)
............... 1,155 1,163,085
5.88%, 06/11/25
(c)(e)
............... 3,568 3,674,683
5.25%, 10/06/25
(b)(c)
............... 4,455 4,521,825
7.60%, 03/01/29
(c)(e)
............... 4,215 4,341,450
Security
Par (000)
Par (000) Value
Egypt (continued)
5.88%, 02/16/31
(b)(c)
............... USD 695 $ 634,188
6.38%, 04/11/31
(b)
................ EUR 4,285 4,851,850
21,115,486
Ghana — 0.0%
Republic of Ghana
(c)
:
6.38%, 02/11/27
(e)
................ USD 1,614 1,503,037
8.63%, 04/07/34
(b)
................ 4,970 4,696,650
6,199,687
Guatemala — 0.0%
Republic of Guatemala, 4.65%
,
10/07/41 ... 1,120 1,091,530
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(b)
(c)
........................... 2,500 2,452,145
Indonesia — 0.1%
(c)
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(e)
:
6.15%, 05/21/48 ................. 2,900 3,582,950
4.88%, 07/17/49 ................. 1,800 1,913,400
Republic of Indonesia:
4.75%, 01/08/26
(e)
................ 4,508 5,110,381
3.50%, 01/11/28 ................. 1,220 1,322,404
4.10%, 04/24/28 ................. 4,070 4,566,794
4.75%, 02/11/29 ................. 1,527 1,779,123
5.13%, 01/15/45
(e)
................ 5,000 6,041,563
24,316,615
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30
(c)
..................... 2,503 2,661,002
Mexico — 0.1%
United Mexican States
(c)
:
4.50%, 04/22/29 ................. 5,024 5,641,952
4.75%, 03/08/44 ................. 2,402 2,554,077
4.35%, 01/15/47 ................. 8,830 8,842,693
4.50%, 01/31/50 ................. 2,560 2,622,080
19,660,802
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(c)(e)
.... 4,517 4,732,054
Morocco — 0.1%
Kingdom of Morocco
(b)(c)
:
3.00%, 12/15/32 ................. 5,575 5,289,281
4.00%, 12/15/50 ................. 5,807 5,291,629
10,580,910
Nigeria — 0.0%
Federal Republic of Nigeria, 7.88%
,
02/16/32
(c)
(e)
........................... 2,501 2,589,004
Oman — 0.0%
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
(c)
........................... 1,170 1,229,231
Pakistan — 0.0%
Islamic Republic of Pakistan
(c)(e)
:
6.00%, 04/08/26 ................. 2,125 2,103,984
7.38%, 04/08/31 ................. 2,515 2,505,845
4,609,829
Panama — 0.1%
Republic of Panama
(c)
:
3.88%, 03/17/28 ................. 1,187 1,287,747
2.25%, 09/29/32 ................. 2,733 2,564,408
4.50%, 05/15/47 ................. 4,610 5,025,764

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Panama (continued)
4.50%, 04/01/56 ................. USD 1,320 $ 1,432,860
10,310,779
Paraguay — 0.1%
Republic of Paraguay
(c)
:
5.00%, 04/15/26
(e)
................ 4,144 4,587,667
4.95%, 04/28/31
(b)
................ 5,265 5,924,112
2.74%, 01/29/33
(b)
................ 5,498 5,260,212
5.40%, 03/30/50
(b)
................ 4,031 4,620,030
5.40%, 03/30/50
(e)
................ 2,075 2,378,209
22,770,230
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32
(c)
. 2,600 2,361,612
Republic of Peru
(c)
:
7.35%, 07/21/25 ................. 2,094 2,530,861
4.13%, 08/25/27 ................. 3,060 3,382,830
3.30%, 03/11/41 ................. 2,230 2,161,985
10,437,288
Philippines — 0.1%
Republic of Philippines
(c)
:
3.75%, 01/14/29 ................. 5,221 5,817,499
2.95%, 05/05/45 ................. 4,573 4,349,495
10,166,994
Qatar — 0.1%
State of Qatar
(c)
:
4.50%, 04/23/28
(e)
................ 4,627 5,395,660
4.00%, 03/14/29
(b)
................ 6,825 7,753,200
13,148,860
Romania — 0.0%
Romania Government Bond
(c)
:
3.00%, 02/14/31
(b)
................ 4,944 5,039,172
4.00%, 02/14/51
(e)
................ 2,552 2,535,731
7,574,903
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(c)(e)
... 4,600 5,126,700
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(c)
:
4.00%, 04/17/25
(e)
................ 3,327 3,641,401
3.63%, 03/04/28
(e)
................ 2,470 2,710,825
4.38%, 04/16/29
(b)
................ 7,447 8,575,221
14,927,447
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26
(c)
. 2,503 2,675,551
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(c)(e)
:
6.85%, 03/14/24 ................. 5,147 3,269,310
6.35%, 06/28/24 ................. 5,362 3,419,280
7.85%, 03/14/29 ................. 5,244 3,191,630
7.55%, 03/28/30 ................. 4,122 2,513,905
12,394,125
Ukraine — 0.1%
Ukraine Government Bond
(c)
:
8.99%, 02/01/24
(e)
................ 3,160 3,479,160
9.75%, 11/01/28
(e)
................ 3,073 3,606,550
7.25%, 03/15/33
(b)
................ 1,548 1,561,351
8,647,061
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27
(c)
..................... USD 4,449 $ 5,105,651
Total Foreign Government Obligations — 1.7%
(Cost: $300,867,629) ............................. 304,177,740
Shares
Shares
Investment Companies — 3.1%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(s)
.................... 810,949 44,310,253
iShares Core Dividend Growth ETF
(s)
..... 3,100,737 155,781,027
iShares iBoxx $ High Yield Corporate Bond
ETF
(i)(s)
........................ 4,111,785 359,740,070
MPLX LP ........................ 61,538 1,751,987
Western Midstream Partners LP ......... 26,311 551,478
Total Investment Companies — 3.1%
(Cost: $541,867,476) ............................. 562,134,815
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 4.9%
Collateralized Mortgage Obligations — 1.5%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 2.75%, 11/25/35 1,769 1,650,927
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.65%, 11/25/35 ... 986 983,697
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.63%, 11/25/35 ... 816 826,323
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.74%, 06/25/35
(a)
... 473 454,886
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.40%, 08/25/35
(a)
.. 1,462 1,334,059
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.35%, 12/25/35
(a)
.. 196 192,894
Series 2005-63, Class 3A3, 2.90%,
11/25/35
(a)
................... 2,159 2,123,240
Series 2005-63, Class 5A1, 3.35%,
12/25/35
(a)
................... 77 75,868
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 61 62,174
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
.. 2,334 2,243,574
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.09%,
02/25/36
(a)
................... 4,717 4,500,478
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 726 569,434
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 1,093 791,289
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 516 335,439
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 807 504,535
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,880 1,823,762
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,875 1,425,360
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 909 691,369
Series 2006-9T1, Class A7, 6.00%, 05/25/36 350 217,116

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.76%, 11/20/46
(a)
........ USD 4,301 $ 3,281,721
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,374 859,534
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.82%,
11/25/46
(a)
................... 5,825 5,080,758
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.47%, 11/25/46
(a)
. 4,743 4,257,125
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.94%,
11/25/46
(a)
................... 8,057 7,362,289
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 0.47%, 10/25/46
(a)
. 370 361,494
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/20/46
(a)
.. 1,522 1,385,921
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 0.51%, 05/25/36
(a)
. 8,264 7,626,788
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 0.47%, 07/25/46
(a)
. 11,238 10,273,894
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 2,017 1,338,171
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 448 306,282
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 279 229,703
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 255 204,270
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,251 887,710
Series 2007-19, Class 1A8, 6.00%, 08/25/37 609 431,907
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,297 2,155,152
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 502 326,004
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,276 2,038,476
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 562 349,910
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 06/25/37
(a)
.. 6,755 5,429,752
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,635 921,650
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.47%,
11/25/47
(a)
................... 1,790 1,650,577
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 0.23%, 04/25/47
(a)
. 11,137 10,218,310
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 05/25/47
(a)
.. 4,087 3,907,370
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.18%), 0.45%, 06/25/47
(a)
. 9,253 7,554,424
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 1,135 882,443
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.06%, 10/25/46
(a)
... 11,331 10,909,174
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.03%,
10/25/46
(a)
................... 5,207 4,252,115
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(f)
................... 723 700,535
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 354 348,731
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-D, Class 6A1, 2.81%, 05/20/36 USD 332 $ 337,975
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 06/20/47 ... 1,258 1,152,285
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.45%, 01/25/35
(a)
....... 2 1,787
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.53%, 04/25/36
(a)
................ 5,380 6,988,159
Bear Stearns Asset-Backed Securities I Trust
(f)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 741 665,620
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 991 857,707
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 03/25/37 ... 1,322 1,261,062
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 0.23%, 03/25/37 .. 1,911 1,837,699
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.20%), 0.29%, 09/25/47 .. 2,267 2,258,649
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.36%, 04/25/35
(a)
.. 1,098 1,055,921
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.69%, 05/25/35
(a)
.. 3,095 2,606,357
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.05%,
04/25/46
(a)
................... 2,730 1,084,157
Series 2007-21, Class 1A1, 6.25%, 02/25/38 160 113,307
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 668 368,087
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,019 562,072
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 77 76,745
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 506 485,340
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.60%,
09/27/37
(a)(b)
.................... 5,941 5,549,616
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.19%), 0.28%, 08/25/47
(a)
... 12,933 12,417,419
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.14%,
02/25/37
(a)
..................... 1,298 960,610
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.13%, 05/25/35
(a)
..... 36 35,463
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 0.26%, 02/25/36 3,904 3,783,356
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.09%,
03/25/36 .................... 1,458 1,452,293
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.58%,
10/25/35
(a)
..................... 1,724 1,719,936
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 694 655,733
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,219 1,102,982
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 2.86%,
08/25/37 .................... 116 102,921
Series 2007-AR15, Class 2A1, 3.12%,
08/25/37 .................... 558 480,215

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.24%,
12/25/37
(a)
..................... USD 8,573 $ 9,044,684
Loan Revolving Advance Investment Trust
(a)(b)
:
Series 2021-1, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.83%, 12/31/22 ... 8,570 8,570,000
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.83%, 06/30/23 ... 11,430 11,430,000
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.58%,
12/25/35 .................... 516 507,269
Series 2006-1, Class 2A1, 2.01%, 02/25/36 368 389,827
Prima Capital CRE Securitization Ltd.
(b)(d)
:
Series 2015-4A, Class C, 4.00%, 08/24/49
(c)
3,210 3,156,393
Series 2016-6A, Class C, 4.00%, 08/24/40
(c)
16,500 16,625,400
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 .................... 1 1,225
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 .................... 416 402,163
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 196 188,020
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 321 173,219
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 41 39,130
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.07%,
04/25/47
(a)
..................... 239 150,182
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.55%, 02/25/36 ... 1,039 979,261
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 0.47%, 06/25/36 .. 8,088 7,671,833
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.47%, 07/25/46 .. 10,745 9,370,334
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 0.27%, 09/25/47 2,266 2,331,997
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.77%), 0.86%,
05/25/47 .................... 1,734 1,693,545
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.84%,
06/25/47 .................... 6,177 5,989,856
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.90%,
07/25/47 .................... 3,408 3,090,835
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 6.13%, 10/25/36
(f)
1,150 568,494
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.07%,
06/25/46
(a)
................... 4,630 3,392,331
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.94%,
10/25/46
(a)
................... 5,429 4,950,420
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.81%,
12/25/46
(a)
................... USD 4,989 $ 4,448,867
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.93%,
05/25/47
(a)
................... 3,196 2,938,318
264,415,690
Commercial Mortgage-Backed Securities — 3.3%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
......... 7,780 7,864,419
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.20%, 09/15/34
(a)(b)
......... 29,015 28,941,734
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.18%, 04/15/35
(a)(b)
............... 3,467 3,436,455
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.03%, 12/15/36 ... 11,310 11,260,061
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.13%, 12/15/36 ... 1,490 1,446,798
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
:
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.58%, 11/15/32 ... 3,225 2,813,039
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.08%, 11/15/32 ... 3,965 3,293,408
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.78%, 09/15/34 ... 11,982 11,904,452
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 .... 3,442 3,723,038
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.55%, 08/25/35 ... 3,445 3,317,501
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.57%, 11/25/35 ... 765 731,145
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.31%, 03/25/37 ... 2,760 2,694,434
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.38%, 07/25/37 ... 3,939 3,736,778
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 09/25/37 ... 1,081 1,038,605
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.59%, 12/25/37 ... 2,150 2,117,129
BBCMS Mortgage Trust
(a)(b)
:
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.58%, 08/15/36 ... 2,710 2,703,141
Series 2018-CHRS, Class E, 4.41%,
08/05/38 .................... 1,750 1,551,371
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 2,672 2,284,529
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.21%, 04/10/51
(b)
1,250 1,167,372
Series 2018-B7, Class C, 5.02%, 05/15/53 4,770 5,352,725
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.78%, 10/15/35
(a)(b)
3,600 3,624,861
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 3.70%, 09/25/38
(a)(b)
4,495 4,503,543
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,761,456
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,065,202

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.13%, 11/15/35 ... USD 10,150 $ 10,177,167
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.08%, 11/15/35 ... 11,550 11,590,625
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.38%, 10/15/36 ... 6,628 6,646,113
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.73%, 10/15/36 ... 14,854 14,887,288
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.58%, 12/15/36 ... 6,875 6,866,844
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.68%, 11/15/32 ... 6,293 6,305,076
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 0.99%, 02/15/33
(d)
.. 14,812 14,812,000
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.23%, 02/15/33
(d)
.. 8,685 8,685,000
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.33%, 02/15/33
(d)
.. 5,735 5,735,000
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.88%, 06/15/38 ... 11,180 11,197,957
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.83%, 06/15/38 ... 8,800 8,800,016
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.89%, 05/15/38 ... 18,644 18,690,623
BX Trust
(a)(b)
:
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 3.08%, 02/15/36 .. 11,900 11,899,820
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.08%, 02/15/36 ... 8,900 8,899,866
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.33%, 01/15/34 ... 4,680 4,684,406
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.08%, 01/15/34 ... 7,240 7,284,919
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.13%, 09/15/23 ... 1,259 1,255,085
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.68%, 06/15/23 ... 9,532 9,531,977
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 ... 6,800 7,147,963
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 ... 10,985 11,166,296
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 5.01%, 05/10/58
(a)
3,330 3,646,909
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,717,194
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,168,351
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
................... 2,278 2,442,037
Series 2015-GC27, Class C, 4.57%,
02/10/48
(a)
................... 2,267 2,379,813
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 3,149,429
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
......................... 980 1,000,579
Series 2016-GC37, Class C, 5.09%,
04/10/49
(a)
................... 2,640 2,830,879
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 3,138,834
Series 2016-P3, Class C, 5.06%, 04/15/49
(a)
1,271 1,333,242
Series 2018-C6, Class C, 5.23%, 11/10/51
(a)
3,976 4,477,604
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
.................. 3,000 3,093,406
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
.................. USD 5,000 $ 4,737,924
Series 2014-CR15, Class C, 4.86%,
02/10/47
(a)
................... 2,050 2,189,474
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
................... 9,520 10,159,855
Series 2015-LC19, Class C, 4.37%,
02/10/48
(a)
................... 6,513 6,932,035
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
................... 1,580 1,536,183
Series 2015-LC21, Class C, 4.48%,
07/10/48
(a)
................... 6,010 6,275,610
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
.................. 3,200 3,092,925
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
................... 709 665,224
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.48%, 09/15/33
(a)(b)
. 2,500 2,477,979
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.65%,
07/15/31
(a)(b)
.................... 1,450 1,379,524
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 5.09%, 01/15/49 3,950 4,186,701
Series 2018-C14, Class D, 5.05%,
11/15/51
(b)
................... 2,545 2,656,850
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.95%,
10/15/37
(a)(b)
.................... 4,661 4,782,547
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.08%, 05/15/35
(a)(b)
............... 5,077 5,076,913
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34 ... 10,428 10,625,184
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 2,890 2,899,128
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.33%, 07/15/38 ... 10,097 10,222,633
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.93%, 07/15/38 ... 6,536 6,601,560
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.78%, 07/15/38 ... 6,823 6,899,497
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,579,008
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
................... 1,075 1,137,667
Series 2015-GC32, Class D, 3.35%,
07/10/48 .................... 1,162 1,108,847
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
................... 2,749 2,535,220
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
................... 1,260 1,119,811
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 3,025,996
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,938,740
HONO Mortgage Trust, Series 2021-LULU,
Class F, (LIBOR USD 1 Month + 4.40%),
4.50%, 10/15/36
(a)(b)
............... 2,157 2,157,000
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
.................... 1,898 1,868,559
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 4.01%, 03/15/50 5,137 5,392,624

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-JP5, Class D, 4.76%,
03/15/50
(b)
................... USD 4,542 $ 4,608,238
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,459,435
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.39%, 01/15/49 5,750 5,579,965
Series 2019-OSB, Class E, 3.91%,
06/05/39
(b)
................... 2,800 2,918,597
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.88%, 05/15/36
(a)(b)
............... 12,751 12,750,885
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.43%,
03/15/38
(a)(b)
.................... 10,938 10,965,358
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
... 3,375 3,429,881
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 3,305 3,361,503
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.03%, 07/15/38
(a)(b)
.. 1,897 1,899,364
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................. 727 733,128
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,361,902
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
................... 1,812 1,765,106
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
................... 3,161 3,267,279
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class C, 4.17%,
05/15/48
(a)
................... 1,530 1,553,570
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
.................. 7,725 7,009,477
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.03%, 11/15/34
(a)(b)
. 3,998 3,999,264
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.68%, 11/15/34
(a)(b)
. 7,904 7,908,669
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 6,010,072
Series 2017-HR2, Class D, 2.73%,
12/15/50
(d)
................... 1,570 1,336,070
Series 2018-H3, Class C, 5.01%, 07/15/51
(a)
2,880 3,236,097
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
......................... 2,112 1,955,789
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.63%, 07/15/35
(a)(b)
. 4,040 4,017,122
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.65%,
09/15/38
(a)(b)
.................... 2,025 2,032,746
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 8,300 7,480,551
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.43%, 07/15/38
(a)(b)
......... 1,400 1,402,090
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.75%,
07/15/23
(a)(b)
.................... 2,956 2,954,220
TPGI Trust
(a)(b)
:
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.08%, 06/15/26 ... 5,180 5,167,008
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.93%, 06/15/26 .. 1,794 1,793,995
USDC, Series 2018, Class F, 4.64%, 05/13/38
(a)
(b)
........................... 2,550 1,937,796
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
.................... USD 6,368 $ 6,373,451
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 8.08%, 09/25/44
(a)(b)
.. 190 190,451
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
................... 1,600 1,754,956
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 510,721
Series 2016-C37, Class C, 4.63%,
12/15/49
(a)
................... 2,803 2,955,233
Series 2016-LC25, Class C, 4.56%,
12/15/59
(a)
................... 8,320 8,818,122
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
................... 1,875 2,062,437
Series 2016-NXS5, Class D, 5.15%,
01/15/59
(a)
................... 1,130 1,216,714
Series 2016-NXS6, Class C, 4.45%,
11/15/49
(a)
................... 4,783 5,106,380
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,467,492
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
.................. 1,690 1,588,592
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 487 400,298
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
................... 2,346 2,603,921
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 2,150 1,973,189
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,273,558
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
.. 1,300 1,350,879
607,778,303
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 1.10%,
08/10/35 .................... 75,703 3,218,142
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 .................... 35,000 393,050
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.24%, 11/10/49 ... 61,035 2,846,084
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.84%,
09/10/47
(b)
................... 12,675 265,921
Series 2015-CR25, Class XA, 0.97%,
08/10/48 .................... 12,683 347,053
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.98%,
09/15/47 ...................... 6,649 132,592
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 1,328,860
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.09%, 03/10/50
(b)
.... 39,915 1,053,045
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.50%,
04/15/47
(b)
................... 80,982 630,340
Series 2015-C26, Class XD, 1.46%,
10/15/48
(b)
................... 12,675 614,737
Series 2016-C32, Class XA, 0.83%,
12/15/49 .................... 31,043 921,315
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.76%, 03/15/49
(b)
.... 13,600 892,568

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities
Trust
(b)
:
Series 2017-75B, Class XA, 0.34%,
04/10/37 .................... USD 40,610 $ 489,639
Series 2017-75B, Class XB, 0.11%,
04/10/37 .................... 27,000 83,230
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
................... 11,784 605,108
Series 2016-LC25, Class XA, 1.11%,
12/15/59 .................... 20,090 719,354
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.73%,
05/15/47 .................... 57,079 830,045
Series 2014-LC14, Class XA, 1.43%,
03/15/47 .................... 25,651 614,467
15,985,550
Total Non-Agency Mortgage-Backed Securities — 4.9%
(Cost: $857,672,069) ............................. 888,179,543
Preferred Securities — 3.3%
Capital Trusts — 2.7%
Banks — 1.0%
(a)(m)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(e)
.. EUR 5,600 7,390,041
Bank of America Corp.:
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... USD 532 595,308
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 48 53,526
Citigroup, Inc.:
Series U, (SOFR + 3.81%), 5.00% ..... 39,856 41,628,596
Series V, (SOFR + 3.23%), 4.70% ..... 13,170 13,466,325
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 7,270 7,533,174
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37%
(c)
................. 2,000 2,162,500
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% .... 26,805 27,977,719
Series HH, (SOFR + 3.13%), 4.60% .... 23,515 24,044,087
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 22,250 22,194,375
Postal Savings Bank of China Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.63%), 4.50%
(c)(e)
.... 1,439 1,476,144
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 36,100 38,852,625
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 1,321 1,472,268
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 8,317,031
197,163,719
Security
Par (000)
Par (000) Value
Capital Markets — 0.6%
(a)(m)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% USD 21,025 $ 22,037,144
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 22,648,312
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 25,785 26,597,228
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 12,030 12,992,400
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 6,755 7,160,300
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 16,500 16,891,875
108,327,259
Consumer Finance — 0.4%
(a)(m)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 32,950 34,296,007
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 21,842,600
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 9,712 11,180,940
67,319,547
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(m)
........... 16,815 17,976,916
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(m)
........... 36,050 37,277,503
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(m)
............... 26,150 27,326,750
Oil, Gas & Consumable Fuels — 0.2%
(a)(m)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... 6,875 6,685,938
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 22,050 23,124,937
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 9,499 7,279,559
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% .................. 170 172,550
37,262,984
Total Capital Trusts — 2.7%
(Cost: $479,145,812) ............................. 492,654,678

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Preferred Stocks — 0.5%
Beverages — 0.0%
Embotelladora Andina SA (Preference), Series
B, 0.00% ...................... 70,282 $ 151,703
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(m)
................ 136,000 8,388,480
Equity Real Estate Investment Trusts
(REITs) — 0.0%
Firstar Realty LLC, 8.88%
(b)(m)
........... 5,000 5,175,000
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 7,017 649,133
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(m)
.... 735,000 20,124,300
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(m)
.......... 625,000 15,850,000
Petroleo Brasileiro SA (Preference) ....... 1,092,631 5,457,386
21,307,386
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 639,698 37,319,155
Total Preferred Stocks — 0.5%
(Cost: $77,048,341) .............................. 93,115,157
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 3.46%, 12/21/65
(a)(b)
.. 16,872,000 13,666,320
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 3.71%, 12/21/65
(a)(b)
. 11,944,000 9,958,310
Total Trust Preferreds — 0.1%
(Cost: $27,894,930) .............................. 23,624,630
Total Preferred Securities — 3.3%
(Cost: $584,089,083) ............................. 609,394,465
Rights — 0.0%
Wireless Telecommunication Services — 0.0%
Bharti Airtel Ltd.(Expires 10/28/2021) ..... 2,821 —
Total Righ ts — 0.0%
(Cost: $0) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.79%, 04/25/28
(a)(b)
............... USD 4,627 4,470,686
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2018-K732, Class B,
4.20%, 05/25/25 ............... USD 1,500 $ 1,626,021
Series 2018-KHG1, Class C,
3.94%, 12/25/27 ............... 4,112 3,647,722
5,273,743
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.63%, 04/17/51
(a)
................ 13,752 526,599
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $10,760,385) .............................. 10,271,028
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(g)
.... 720 226
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(g)
.... 1,489 17,868
Total Warrants — 0.0% ............................. 18,094
Total Long-Term Investments — 96.9%
(Cost: $16,929,407,634) ........................... 17,666,648,518
Short-Term Securities — 5.8%
(s)(t)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 681,533,032 681,533,032
SL Liquidity Series, LLC, Money Market Series,
0.13%
(u)
....................... 366,597,275 366,707,254
Total Short-Term Securities — 5.8%
(Cost: $1,048,240,205) ........................... 1,048,240,286
Total Options Purchased — 0.1%
(Cost: $11,189,443) .............................. 19,514,369
Total Investments Before Options Written — 102.8%
(Cost: $17,988,837,282 ) ........................... 18,734,403,173
Total Options Written — (0.1)%
(Premium Received — $6,504,567) ................... (9,217,250)
Total Investments Net of Options Written — 102.7%
(Cost: $17,982,332,715 ) ........................... 18,725,185,923
Liabilities in Excess of Other Assets — (2.7)% ............ (493,831,146)
Net Assets — 100.0% .............................. $ 18,231,354,777
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Non-income producing security.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(i)
All or a portion of this security is on loan.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,692,766, representing less than 0.05% of its net assets as of period end, and an original cost of $1,050,145.
(k)
Convertible security.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Perpetual security with no stated maturity date.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Zero-coupon bond.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Fixed rate.
(r)
Rounds to less than 1,000.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (680,268,442) $ — $ — $ 681,533,032 681,533,032 $ 6,911 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 — (13,192,665) — — 366,707,254 366,597,275 996,252
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 44,537,320 — — — (227,067) 44,310,253 810,949 108,910 —
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,147) 31,059,813 (39,231,365) 155,781,027 3,100,737 1,939,509 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 — — — (1,439,124) 359,740,070 4,111,785 2,294,216 —
$ 31,059,813 $ (40,897,556) $ 1,608,071,636 $ 5,345,798 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 12/17/21 $ 126,556 $ (2,511,304)
MSCI Emerging Markets E-Mini Index ............................................ 214 12/17/21 13,328 (306,238)
(2,817,542)
Short Contracts
Euro-Bund .............................................................. 35 12/08/21 6,885 119,461
GBP Currency ............................................................ 3,999 12/13/21 336,791 7,511,459
JPY Currency ............................................................ 671 12/13/21 75,328 778,302
S&P 500 E-Mini Index ...................................................... 767 12/17/21 164,819 3,268,518
U.S. Treasury 10 Year Note ................................................... 9,683 12/21/21 1,275,433 11,853,119
U.S. Treasury 10 Year Ultra Note ............................................... 6 12/21/21 873 10,981
U.S. Treasury Long Bond .................................................... 16 12/21/21 2,552 55,990
U.S. Treasury Ultra Bond .................................................... 670 12/21/21 128,347 3,152,455
Long Gilt ............................................................... 26 12/29/21 4,384 145,847
U.S. Treasury 2 Year Note .................................................... 14 12/31/21 3,081 1,025
U.S. Treasury 5 Year Note .................................................... 3,652 12/31/21 448,454 1,874,360
28,771,517
$ 25,953,975
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,504,581 CHF 1,380,000 Deutsche Bank AG 10/14/21 $ 23,422
USD 966,813 EUR 830,000 Bank of America NA 10/14/21 5,188
USD 371,172,496 EUR 313,570,000 BNP Paribas SA 10/14/21 7,875,348
USD 281,688 EUR 240,000 JPMorgan Chase Bank NA 10/14/21 3,628
USD 579,400 EUR 500,000 Natwest Markets plc 10/14/21 109
USD 2,423,736 GBP 1,770,000 Barclays Bank plc 10/14/21 38,815
USD 60,771,975 GBP 43,800,000 BNP Paribas SA 10/14/21 1,755,280
USD 277,295 GBP 200,000 Morgan Stanley & Co. International plc 10/14/21 7,812
CAD 2,740,000 USD 2,140,555 Bank of New York Mellon 10/15/21 22,673
CAD 11,000 USD 8,670 UBS AG 10/15/21 14
JPY 75,270,000 USD 674,942 Deutsche Bank AG 10/15/21 1,421
JPY 58,094,000 USD 519,317 UBS AG 10/15/21 2,706
USD 6,257,156 AUD 8,471,000 Bank of America NA 10/15/21 132,758
USD 270,209 AUD 365,000 Bank of New York Mellon 10/15/21 6,320
USD 169,483 AUD 230,000 UBS AG 10/15/21 3,197
USD 885,906 AUD 1,213,000 Westpac Banking Corp. 10/15/21 8,926
USD 483,326 CAD 605,000 Bank of New York Mellon 10/15/21 5,679
USD 4,351,027 CHF 3,978,000 Bank of America NA 10/15/21 81,321
USD 794,096 CHF 737,000 Citibank NA 10/15/21 3,052
USD 122,311 EUR 104,000 Bank of America NA 10/15/21 1,816
USD 611,315 EUR 516,000 Bank of New York Mellon 10/15/21 13,474
USD 757,149 EUR 643,000 Citibank NA 10/15/21 12,165
USD 5,713,532 EUR 4,867,000 Deutsche Bank AG 10/15/21 74,599
USD 399,592 EUR 336,000 UBS AG 10/15/21 10,300
USD 138,051 EUR 116,000 Westpac Banking Corp. 10/15/21 3,653
USD 2,191,318 GBP 1,585,000 Bank of New York Mellon 10/15/21 55,665
USD 187,340 GBP 139,000 Barclays Bank plc 10/15/21 49
USD 1,018,787 HKD 7,927,000 Bank of New York Mellon 10/15/21 465
USD 252,791 HKD 1,967,000 Citibank NA 10/15/21 104
USD 578,232 HKD 4,495,000 UBS AG 10/15/21 792
USD 1,767,512 JPY 193,569,000 Bank of America NA 10/15/21 28,135
USD 7,809,584 JPY 859,312,000 Bank of New York Mellon 10/15/21 87,956
USD 273,732 JPY 30,223,000 Westpac Banking Corp. 10/15/21 2,153

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 667,254 NZD 951,000 Citibank NA 10/15/21 $ 10,771
USD 26,748 NZD 38,000 UBS AG 10/15/21 516
USD 674,736 NZD 961,000 Westpac Banking Corp. 10/15/21 11,350
USD 4,555,437 EUR 3,849,292 Toronto Dominion Bank 10/20/21 95,202
10,386,834
EUR 640,000 USD 743,263 Standard Chartered Bank 10/14/21 (1,769)
USD 323,302 GBP 240,000 Deutsche Bank AG 10/14/21 (77)
AUD 541,000 USD 392,063 Bank of New York Mellon 10/15/21 (929)
AUD 5,204,000 USD 3,783,266 Barclays Bank plc 10/15/21 (20,857)
AUD 3,084,000 USD 2,231,686 Citibank NA 10/15/21 (2,003)
AUD 5,998,000 USD 4,398,015 Westpac Banking Corp. 10/15/21 (61,558)
CAD 3,765,000 USD 2,989,573 Deutsche Bank AG 10/15/21 (17,109)
CAD 14,509,000 USD 11,558,336 Westpac Banking Corp. 10/15/21 (103,496)
CHF 375,000 USD 402,605 Bank of New York Mellon 10/15/21 (106)
CHF 452,000 USD 486,368 UBS AG 10/15/21 (1,223)
EUR 1,013,000 USD 1,190,925 Bank of New York Mellon 10/15/21 (17,257)
EUR 4,449,000 USD 5,223,351 Barclays Bank plc 10/15/21 (68,714)
EUR 790,000 USD 922,685 Deutsche Bank AG 10/15/21 (7,386)
EUR 1,807,000 USD 2,104,687 UBS AG 10/15/21 (11,086)
EUR 1,354,000 USD 1,588,107 Westpac Banking Corp. 10/15/21 (19,355)
GBP 301,000 USD 411,738 Westpac Banking Corp. 10/15/21 (6,166)
HKD 40,396,000 USD 5,195,161 Bank of New York Mellon 10/15/21 (5,781)
HKD 3,113,000 USD 400,244 UBS AG 10/15/21 (340)
JPY 230,963,000 USD 2,097,482 Bank of New York Mellon 10/15/21 (22,089)
JPY 910,548,000 USD 8,278,824 Deutsche Bank AG 10/15/21 (96,798)
JPY 14,859,000 USD 135,137 UBS AG 10/15/21 (1,617)
KRW 1,530,726,000 USD 1,326,360 Citibank NA 10/15/21 (34,080)
NZD 7,455,000 USD 5,218,100 Bank of America NA 10/15/21 (71,855)
NZD 2,351,000 USD 1,653,783 Bank of New York Mellon 10/15/21 (30,869)
NZD 848,000 USD 587,986 Westpac Banking Corp. 10/15/21 (2,605)
USD 3,056,449 AUD 4,231,000 UBS AG 10/15/21 (2,496)
USD 1,542,716 CAD 1,967,000 Westpac Banking Corp. 10/15/21 (10,228)
USD 874,502 HKD 6,811,000 Citibank NA 10/15/21 (457)
USD 48,636 HKD 379,000 UBS AG 10/15/21 (52)
(618,358)
$ 9,768,476
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 270 12/17/21 EUR 100.00 EUR 1,354 $ 69,979
Put
S&P 500 Index ............................. 1,603 10/29/21 USD 4,375.00 USD 690,499 19,444,390
$ 19,514,369
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .............................. 1,603 10/29/21 USD 4,175.00 USD 690,499 $ (9,217,250)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(915) of net dividends and financing fees.
(e)
Amount includes $14,962 of net dividends and financing fees.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG. 37.V1 ................... 1.00 % Quarterly 12/20/26 USD 11,400 $ (275,715) $ (269,350) $ (6,365)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/25 AA- EUR 420 $ (30,956) $ 61,160 $ (92,116)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB EUR 360 50,090 40,650 9,440
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BBB EUR 320 (22,998) 34,956 (57,954)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 AA- EUR 290 (20,842) 28,349 (49,191)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 A- EUR 140 16,870 6,815 10,055
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BBB EUR 100 12,050 8,769 3,281
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 A+ EUR 450 29,731 35,343 (5,612)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 40,742 18,794 21,948
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 768 (105,769) 106,537
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (288,245) (353,708) 65,463
$ (212,790) $ (224,641) $ 11,851
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 9,371,235 $ (82,350)
(c)
$ 9,289,800 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 19,637,451 (1,090,129)
(e)
18,532,360 0.1
$ (1,172,479) $ 27,822,160
(b) (d)
Range: 95 basis points 60-95 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of
September 30, 2021, expiration date 2/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Vietnam
Vietnam Dairy Products JSC .. 2,365,100 $ 9,289,800 100.0%
Total Reference Entity — Long ............ 9,289,800
Net Value of Reference Entity — HSBC Bank plc $ 9,289,800
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of September 30, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 1,114,108 $ 3,014,013 16.3%
Russia
X5 Retail Group NV, GDR ... 219,374 7,085,409 38.2
United Kingdom
Prudential plc ............ 434,566 8,432,938 45.5
Total Reference Entity — Long ............ 18,532,360
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 18,532,360
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
THB Thai Baht
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,454,996,017 $ 32,190,963 $ 1,487,186,980
Common Stocks:
Aerospace & Defense .................................... 1,273,361 7,928,255 — 9,201,616
Air Freight & Logistics .................................... 3,173,753 7,932,240 — 11,105,993
Airlines .............................................. 10,341,880 9,401,239 — 19,743,119
Auto Components ...................................... 973,763 5,246,315 — 6,220,078
Automobiles .......................................... 8,838,082 11,943,964 — 20,782,046
Banks ............................................... 100,111,292 184,984,473 — 285,095,765
Beverages ........................................... 13,343,600 39,940,338 — 53,283,938
Biotechnology ......................................... 45,322,783 1,547,846 — 46,870,629
Building Products ....................................... 2,824,091 16,711,664 — 19,535,755
Capital Markets ........................................ 39,273,504 314,332 — 39,587,836
Chemicals ............................................ 19,551,711 43,435,505 — 62,987,216
Commercial Services & Supplies ............................. 1,983,114 — 3,171 1,986,285
Communications Equipment ................................ 4,377,379 13,936,617 — 18,313,996
Construction & Engineering ................................ 258,452 10,656,647 — 10,915,099
Construction Materials .................................... 479,130 2,980,790 — 3,459,920
Consumer Finance ...................................... 33,941,649 15,613,399 — 49,555,048
Containers & Packaging .................................. 1,379,272 — — 1,379,272
Distributors ........................................... 5,641,642 — — 5,641,642
Diversified Financial Services ............................... 6,225,889 — — 6,225,889
Diversified Telecommunication Services ........................ 76,794,052 27,652,140 — 104,446,192
Electric Utilities ........................................ 138,498,805 32,719,781 — 171,218,586
Electrical Equipment ..................................... 7,449,401 26,396,965 — 33,846,366
Electronic Equipment, Instruments & Components ................. 15,368,065 26,343,499 — 41,711,564
Energy Equipment & Services .............................. 9,481,541 — — 9,481,541
Entertainment ......................................... 9,564,237 13,382,570 — 22,946,807
Equity Real Estate Investment Trusts (REITs) .................... 556,565,902 94,439,729 — 651,005,631
Food & Staples Retailing .................................. 41,535,058 11,560,353 — 53,095,411
Food Products ......................................... 5,681,615 50,839,348 — 56,520,963
Gas Utilities ........................................... 6,210,167 31,760,324 — 37,970,491
Health Care Equipment & Supplies ........................... 36,627,814 10,583,486 — 47,211,300

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 49,055,460 $ 5,533,799 $ — $ 54,589,259
Health Care Technology .................................. 3,145,727 805,332 — 3,951,059
Hotels, Restaurants & Leisure .............................. 22,523,974 11,714,258 — 34,238,232
Household Durables ..................................... 1,904,485 35,282,441 — 37,186,926
Household Products ..................................... 5,337,866 17,370,046 — 22,707,912
Independent Power and Renewable Electricity Producers ............ 705,756 4,758,214 — 5,463,970
Industrial Conglomerates .................................. 8,938,626 7,948,358 — 16,886,984
Insurance ............................................ 79,160,126 80,883,383 — 160,043,509
Interactive Media & Services ............................... 70,822,145 49,985,613 — 120,807,758
Internet & Direct Marketing Retail ............................ 25,947,220 1,818,719 — 27,765,939
IT Services ........................................... 126,247,813 55,504,594 — 181,752,407
Leisure Products ....................................... 15,944,595 — — 15,944,595
Life Sciences Tools & Services .............................. 9,464,146 18,958,141 — 28,422,287
Machinery ............................................ 32,153,040 43,820,982 — 75,974,022
Marine .............................................. — 5,267,598 — 5,267,598
Media ............................................... 25,043,661 3,223,210 — 28,266,871
Metals & Mining ........................................ 5,683,220 29,166,067 — 34,849,287
Multiline Retail ......................................... 15,148,303 — — 15,148,303
Multi-Utilities .......................................... 84,937,678 11,283,673 — 96,221,351
Oil, Gas & Consumable Fuels ............................... 82,125,158 66,797,827 — 148,922,985
Paper & Forest Products .................................. 10,378,382 160,291 — 10,538,673
Personal Products ...................................... 8,939,714 37,144,395 — 46,084,109
Pharmaceuticals ....................................... 67,279,934 130,620,289 — 197,900,223
Professional Services .................................... 2,660,666 55,502,702 — 58,163,368
Real Estate Management & Development ....................... 51,951,013 81,832,383 — 133,783,396
Road & Rail ........................................... 28,619,536 6,383,117 — 35,002,653
Semiconductors & Semiconductor Equipment .................... 52,887,213 127,896,891 — 180,784,104
Software ............................................. 118,235,504 10,141,434 — 128,376,938
Specialty Retail ........................................ 12,620,319 23,670,180 — 36,290,499
Technology Hardware, Storage & Peripherals .................... 41,792,142 22,646,323 — 64,438,465
Textiles, Apparel & Luxury Goods ............................ 2,652,444 48,743,975 — 51,396,419
Thrifts & Mortgage Finance ................................ — 15,394,813 — 15,394,813
Tobacco ............................................. 23,180,505 11,243,851 — 34,424,356
Trading Companies & Distributors ............................ 3,556,630 35,626,519 — 39,183,149
Transportation Infrastructure ............................... 26,679,107 105,080,633 — 131,759,740
Water Utilities ......................................... 4,414,311 5,982,112 — 10,396,423
Wireless Telecommunication Services ......................... 5,812,335 23,147,834 62,945 29,023,114
Corporate Bonds:
Aerospace & Defense .................................... — 102,780,402 — 102,780,402
Air Freight & Logistics .................................... — 1,774,566 — 1,774,566
Airlines .............................................. — 81,586,320 — 81,586,320
Auto Components ...................................... — 84,914,506 — 84,914,506
Automobiles .......................................... — 36,536,628 — 36,536,628
Banks ............................................... — 730,296,392 — 730,296,392
Beverages ........................................... — 20,471,829 — 20,471,829
Biotechnology ......................................... — 16,081,894 — 16,081,894
Building Products ....................................... — 44,171,784 — 44,171,784
Capital Markets ........................................ — 221,793,176 — 221,793,176
Chemicals ............................................ — 96,105,486 — 96,105,486
Commercial Services & Supplies ............................. — 124,971,322 — 124,971,322
Communications Equipment ................................ — 40,030,199 — 40,030,199
Construction & Engineering ................................ — 36,433,657 — 36,433,657
Construction Materials .................................... — 5,385,740 — 5,385,740
Consumer Finance ...................................... — 173,495,078 — 173,495,078
Containers & Packaging .................................. — 91,599,452 — 91,599,452
Distributors ........................................... — 6,976,091 — 6,976,091
Diversified Consumer Services .............................. — 18,528,277 — 18,528,277
Diversified Financial Services ............................... — 61,003,344 — 61,003,344
Diversified Telecommunication Services ........................ — 280,851,909 — 280,851,909
Electric Utilities ........................................ — 117,382,413 — 117,382,413
Electrical Equipment ..................................... — 12,562,566 — 12,562,566
Electronic Equipment, Instruments & Components ................. — 9,126,443 — 9,126,443
Energy Equipment & Services .............................. — 25,955,513 — 25,955,513
Entertainment ......................................... — 38,439,973 — 38,439,973
Equity Real Estate Investment Trusts (REITs) .................... — 140,742,582 — 140,742,582
Food & Staples Retailing .................................. — 26,348,551 — 26,348,551

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Food Products ......................................... $ — $ 95,534,408 $ — $ 95,534,408
Gas Utilities ........................................... — 8,737,719 — 8,737,719
Health Care Equipment & Supplies ........................... — 39,424,436 — 39,424,436
Health Care Providers & Services ............................ — 210,751,772 — 210,751,772
Health Care Technology .................................. — 7,220,737 — 7,220,737
Hotels, Restaurants & Leisure .............................. — 277,017,466 — 277,017,466
Household Durables ..................................... — 46,526,672 — 46,526,672
Household Products ..................................... — 8,178,392 — 8,178,392
Independent Power and Renewable Electricity Producers ............ — 26,211,011 — 26,211,011
Industrial Conglomerates .................................. — 2,480,288 — 2,480,288
Insurance ............................................ — 128,061,387 — 128,061,387
Interactive Media & Services ............................... — 7,546,008 — 7,546,008
Internet & Direct Marketing Retail ............................ — 28,492,684 — 28,492,684
IT Services ........................................... — 69,045,757 — 69,045,757
Leisure Products ....................................... — 7,768,191 — 7,768,191
Life Sciences Tools & Services .............................. — 10,399,031 — 10,399,031
Machinery ............................................ — 48,523,690 — 48,523,690
Marine .............................................. — 5,743,844 — 5,743,844
Media ............................................... — 256,662,575 — 256,662,575
Metals & Mining ........................................ — 142,353,853 — 142,353,853
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,258,805 — 2,258,805
Multiline Retail ......................................... — 4,893,108 — 4,893,108
Multi-Utilities .......................................... — 7,562,753 — 7,562,753
Oil, Gas & Consumable Fuels ............................... — 571,662,540 — 571,662,540
Paper & Forest Products .................................. — 6,480,663 — 6,480,663
Personal Products ...................................... — 7,959,073 — 7,959,073
Pharmaceuticals ....................................... — 106,446,225 — 106,446,225
Professional Services .................................... — 20,955,145 — 20,955,145
Real Estate Management & Development ....................... — 449,013,034 — 449,013,034
Road & Rail ........................................... — 55,110,171 — 55,110,171
Semiconductors & Semiconductor Equipment .................... — 32,881,383 — 32,881,383
Software ............................................. — 123,944,115 — 123,944,115
Specialty Retail ........................................ — 95,698,545 — 95,698,545
Technology Hardware, Storage & Peripherals .................... — 14,539,905 — 14,539,905
Textiles, Apparel & Luxury Goods ............................ — 13,484,338 — 13,484,338
Thrifts & Mortgage Finance ................................ — 38,397,196 — 38,397,196
Tobacco ............................................. — 12,250,197 — 12,250,197
Trading Companies & Distributors ............................ — 39,824,885 — 39,824,885
Transportation Infrastructure ............................... — 8,320,625 — 8,320,625
Water Utilities ......................................... — 2,562,856 — 2,562,856
Wireless Telecommunication Services ......................... — 127,480,182 — 127,480,182
Equity-Linked Notes ...................................... — 2,346,779,056 — 2,346,779,056
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 49,373,706 — 49,373,706
Air Freight & Logistics .................................... — 511,275 — 511,275
Airlines .............................................. — 20,160,217 — 20,160,217
Auto Components ...................................... — 20,734,479 — 20,734,479
Automobiles .......................................... — 7,569,643 — 7,569,643
Banks ............................................... — 10,547,000 — 10,547,000
Building Products ....................................... — 19,944,397 — 19,944,397
Capital Markets ........................................ — 8,324,102 1,363,506 9,687,608
Chemicals ............................................ — 49,048,862 — 49,048,862
Commercial Services & Supplies ............................. — 39,056,603 3,304,934 42,361,537
Construction & Engineering ................................ — 15,089,622 — 15,089,622
Construction Materials .................................... — 14,851,822 — 14,851,822
Containers & Packaging .................................. — 28,769,643 1,189,013 29,958,656
Distributors ........................................... — 1,344,810 — 1,344,810
Diversified Consumer Services .............................. — 19,294,462 — 19,294,462
Diversified Financial Services ............................... — 98,835,584 92,186,228 191,021,812
Diversified Telecommunication Services ........................ — 39,761,147 — 39,761,147
Electric Utilities ........................................ — 3,041,874 — 3,041,874
Electrical Equipment ..................................... — 11,345,178 1,344,000 12,689,178
Entertainment ......................................... — 13,105,289 5,925,339 19,030,628
Food & Staples Retailing .................................. — 9,081,975 — 9,081,975
Food Products ......................................... — 30,954,383 — 30,954,383
Health Care Equipment & Supplies ........................... — 2,639,434 — 2,639,434

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ — $ 31,546,121 $ — $ 31,546,121
Health Care Technology .................................. — 19,865,766 — 19,865,766
Hotels, Restaurants & Leisure .............................. — 44,941,463 13,732,054 58,673,517
Household Durables ..................................... — 9,023,998 — 9,023,998
Household Products ..................................... — 2,334,833 — 2,334,833
Independent Power and Renewable Electricity Producers ............ — 1,563,015 — 1,563,015
Industrial Conglomerates .................................. — 16,236,369 — 16,236,369
Insurance ............................................ — 59,653,243 — 59,653,243
Interactive Media & Services ............................... — 28,864,310 — 28,864,310
Internet & Direct Marketing Retail ............................ — 5,667,108 436,454 6,103,562
IT Services ........................................... — 57,811,273 1,058,347 58,869,620
Life Sciences Tools & Services .............................. — 32,140,384 — 32,140,384
Machinery ............................................ — 39,046,401 — 39,046,401
Media ............................................... — 71,397,686 4,648,644 76,046,330
Metals & Mining ........................................ — 9,940,430 — 9,940,430
Oil, Gas & Consumable Fuels ............................... — 5,470,072 — 5,470,072
Personal Products ...................................... — 11,346,523 — 11,346,523
Pharmaceuticals ....................................... — 19,699,515 — 19,699,515
Professional Services .................................... — 22,222,431 — 22,222,431
Road & Rail ........................................... — 5,691,295 — 5,691,295
Software ............................................. — 148,521,723 7,062,034 155,583,757
Specialty Retail ........................................ — 26,758,663 — 26,758,663
Technology Hardware, Storage & Peripherals .................... — 615,330 — 615,330
Trading Companies & Distributors ............................ — 11,582,041 1,547,628 13,129,669
Transportation Infrastructure ............................... — 4,039,349 — 4,039,349
Wireless Telecommunication Services ......................... — 12,834,554 — 12,834,554
Foreign Agency Obligations ................................. — 79,059,765 — 79,059,765
Foreign Government Obligations .............................. — 304,177,740 — 304,177,740
Investment Companies .................................... 562,134,815 — — 562,134,815
Non-Agency Mortgage-Backed Securities ........................ — 837,829,680 50,349,863 888,179,543
Preferred Securities:
Banks ............................................... — 197,163,719 — 197,163,719
Beverages ........................................... 151,703 — — 151,703
Capital Markets ........................................ — 108,327,259 — 108,327,259
Commercial Services & Supplies ............................. — 13,666,320 — 13,666,320
Consumer Finance ...................................... 8,388,480 77,277,857 — 85,666,337
Diversified Financial Services ............................... — 17,976,916 — 17,976,916
Electric Utilities ........................................ — 37,277,503 — 37,277,503
Equity Real Estate Investment Trusts (REITs) .................... 5,175,000 — — 5,175,000
Household Products ..................................... — 649,133 — 649,133
Insurance ............................................ 20,124,300 27,326,750 — 47,451,050
Oil, Gas & Consumable Fuels ............................... 21,307,386 37,262,984 — 58,570,370
Technology Hardware, Storage & Peripherals .................... — 37,319,155 — 37,319,155
Rights ................................................ — — — —
U.S. Government Sponsored Agency Securities .................... — 10,271,028 — 10,271,028
Warrants .............................................. 18,094 — — 18,094
Short-Term Securities ....................................... 681,533,032 — — 681,533,032
Options Purchased:
Equity contracts .......................................... 19,514,369 — — 19,514,369
Unfunded Floating Rate Loan Interests
(a)
.............................. — 2,131 383 2,514
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (21,575) (21,575)
$ 3,647,386,937 $ 14,503,905,990 $ 216,383,931 $ 18,367,676,858
Investments valued at NAV
(b)
...................................... 366,707,254
$ —
$ 18,734,384,112
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 216,724 $ — $ 216,724
Equity contracts ........................................... 3,268,518 — — 3,268,518
Foreign currency exchange contracts ............................ 8,289,761 10,386,834 — 18,676,595
Interest rate contracts ....................................... 17,213,238 — — 17,213,238
Liabilities:
Credit contracts ........................................... — (211,238) — (211,238)
Equity contracts ........................................... (12,034,792) (1,172,479) — (13,207,271)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ (618,358) $ — $ (618,358)
$ 16,736,725 $ 8,601,483 $ — $ 25,338,208
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments:
Assets/Liabilities:
Opening balance, as of July 31, 2021 ........................................... $ 86,050,284 $ 67,395 $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into level 3 ..................................................... 23,000,000 — 14,252,494 — — 37,252,494
Transfers out of level 3 .................................................... (84,329,225) — (28,869,467) — — (113,198,692)
Accrued discounts/premiums ................................................. 413 — 6,943 4,822 — 12,178
Net realized gain (loss) .................................................... (5,526) — 9,405 — — 3,879
Net change in unrealized appreciation (depreciation)
(a)
................................ (24,893) (1,279) 6,085,058 49,644 (14,407) 6,094,123
Purchases ............................................................. 7,500,000 — 3,935,985 — — 11,435,985
Sales ................................................................ (90) — (8,851,709) — — (8,851,799)
Closing balance, as of September 30, 2021 .......................................
$ 32,190,963 $ 66,116 $ 133,798,181 $ 50,349,863 $ (21,192) $ 216,383,931
Net change in unrealized appreciation (depreciation) on investments still held a t September 30, 2021
(a)
$ (24,893) $ (1,279) $ 5,083,126 $ 49,644 $ (14,407) $ 5,092,191
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.